UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jamie B. Ohl, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.7% ††
Consumer Discretionary — 18.2%
80	Aaron's, Inc.	$2,072
10,135	Amazon.com, Inc. †	2,052,439
100	AutoZone, Inc. †	37,180
550	Bally Technologies, Inc. † (a)	25,713
3,070	Bed Bath & Beyond, Inc. † (a)	201,914
1,013	Big Lots, Inc. †	43,579
19,810	Brinker International, Inc.(a)	545,765
31,401	Burberry Group PLC ADR	1,505,364
7,400	Cablevision Systems Corp., Class A	108,632
12,930	CBS Corp., Class B	438,456
3,650	Chipotle Mexican Grill, Inc., Class A † (a)	1,525,700
11,550	Choice Hotels International, Inc.(a)	431,277
19,265	Coach, Inc.	1,488,799
21,873	Dick's Sporting Goods, Inc.	1,051,654
3,010	Dillard's, Inc., Class A	189,690
7,769	DIRECTV, Class A †	383,323
4,690	Discovery Communications, Inc., Class C †	219,867
30,012	Dollar General Corp. †	1,386,554
11,050	Dollar Tree, Inc. †	1,044,115
2,990	Expedia, Inc.(a)	99,986
13,330	Ford Motor Co.	166,492
10,630	Gannett Co., Inc.(a)	162,958
20,560	Gap, Inc. (The)	537,438
740	Garmin, Ltd.(a)	34,743
1,662	Harley-Davidson, Inc.	81,571
650	Home Depot, Inc. (The)	32,701
4,220	International Game Technology	70,854
6,710	ITT Educational Services, Inc. † (a)	443,799
86,551	Johnson Controls, Inc.	2,811,177
4,580	Kohl's Corp.	229,137
3,560	Las Vegas Sands Corp.	204,949
8,180	Liberty Media Corp. - Interactive, Class A †	156,156
14,030	Ltd. Brands, Inc.(a)	673,440
13,825	Lululemon Athletica, Inc. † (a)	1,032,451
4,950	Madison Square Garden, Inc., Class A † (a)	169,290
4,290	Mattel, Inc.	144,401
23,568	McDonald's Corp.	2,312,021
5,600	Morningstar, Inc.(a)	353,080
465	Netflix, Inc. †	53,493
690	News Corp., Class A	13,586
3,090	NIKE, Inc., Class B	335,080
1,187	Nordstrom, Inc.(a)	66,140
6,990	Omnicom Group, Inc.	354,044
1,100	PetSmart, Inc.	62,942
3,410	priceline.com, Inc. †	2,446,675
10,958	Ross Stores, Inc.	636,660
14,970	Scripps Networks Interactive, Inc., Class A(a)	728,889
5,698	Starbucks Corp.	318,461
21,100	Starwood Hotels & Resorts Worldwide, Inc.	1,190,251
6,420	Tiffany & Co.	443,815
710	Time Warner Cable, Inc., Class A	57,865
1,540	Time Warner, Inc.	58,135
36,304	TJX Cos., Inc.	1,441,632
3,000	TripAdvisor, Inc. † (a)	107,010
4,440	TRW Automotive Holdings Corp. †	206,238
3,561	Urban Outfitters, Inc. † (a)	103,661

Shares		Value
Consumer Discretionary — 18.2% (continued)
12,289	VF Corp.	$1,793,948
7,510	Virgin Media, Inc.(a)	187,600
39,046	Walt Disney Co. (The)	1,709,434
1,080	Wyndham Worldwide Corp.	50,231
590	Wynn Resorts, Ltd.	73,679
		34,838,206
Consumer Staples — 8.7%
11,780	Altria Group, Inc.	363,649
15,907	British American Tobacco PLC ADR(a)	1,610,107
1,130	Bunge, Ltd.(a)	77,337
23,063	Coca-Cola Co. (The)	1,706,893
3,881	Colgate-Palmolive Co.	379,484
23,758	Diageo PLC ADR(a)	2,292,647
4,650	Dr. Pepper Snapple Group, Inc.(a)	186,976
18,594	Estee Lauder Cos., Inc. (The), Class A	1,151,712
38,850	General Mills, Inc.	1,532,633
4,690	Lorillard, Inc.	607,261
7,290	Mead Johnson Nutrition Co., Class A(a)	601,279
5,846	Monster Beverage Corp. †	362,978
8,036	PepsiCo, Inc.	533,189
34,766	Philip Morris International, Inc.	3,080,615
4,690	Procter & Gamble Co. (The)	315,215
2,090	Sysco Corp.(a)	62,407
17,550	Walgreen Co.(a)	587,750
18,867	Wal-Mart Stores, Inc.	1,154,660
1,490	Whole Foods Market, Inc.(a)	123,968
		16,730,760
Energy — 11.0%
13,114	Anadarko Petroleum Corp.	1,027,351
22,875	Cameron International Corp. †	1,208,486
130	Chevron Corp.	13,941
85,705	Cobalt International Energy, Inc. †	2,573,721
4,990	Concho Resources, Inc. †	509,379
18,638	ConocoPhillips	1,416,674
2,680	Core Laboratories NV(a)	352,608
1,420	Devon Energy Corp.	100,990
4,558	Diamond Offshore Drilling, Inc.(a)	304,247
78,447	Exxon Mobil Corp.	6,803,708
22,441	Hess Corp.	1,322,897
151	Murphy Oil Corp.	8,497
10,425	Occidental Petroleum Corp.	992,773
3,660	Oceaneering International, Inc.	197,237
180	Oil States International, Inc. † (a)	14,051
16,570	Quicksilver Resources, Inc. † (a)	83,513
38,381	Schlumberger, Ltd.	2,683,983
880	SEACOR Holdings, Inc. †	84,286
670	SM Energy Co.(a)	47,416
2,230	Tidewater, Inc.	120,465
72,497	Weatherford International, Ltd. † (a)	1,093,980
1,390	Whiting Petroleum Corp. †	75,477
		21,035,680
Financials — 4.4%
6,525	Affiliated Managers Group, Inc. †	729,560
1,550	American Express Co.	89,683
40	Assured Guaranty, Ltd.(a)	661
35,423	CapitalSource, Inc.	233,792
8,920	CBOE Holdings, Inc.(a)	253,506
820	CME Group, Inc., Class A	237,251
1,800	Franklin Resources, Inc.	223,254
41,180	General Growth Properties, Inc.	699,648
12,360	Goldman Sachs Group, Inc. (The)	1,537,213
1,300	IntercontinentalExchange, Inc. †	178,646

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 4.4% (continued)
68	Marsh & McLennan Cos., Inc.	$2,230
150	Protective Life Corp.	4,443
4,660	Public Storage	643,872
1,200	Simon Property Group, Inc.	174,816
500	Ventas, Inc.	28,550
27,084	Visa, Inc., Class A	3,195,912
6,480	Waddell & Reed Financial, Inc., Class A	210,017
2,660	Washington Federal, Inc.	44,741
		8,487,795
Health Care — 11.2%
26,262	Abbott Laboratories	1,609,598
20,025	Alexion Pharmaceuticals, Inc. †	1,859,522
21,508	Allergan, Inc.	2,052,508
710	AmerisourceBergen Corp., Class A	28,173
1,900	Baxter International, Inc.	113,582
3,268	Becton Dickinson and Co.(a)	253,760
9,394	Biogen Idec, Inc. †	1,183,362
480	BioMarin Pharmaceutical, Inc. † (a)	16,440
33,720	Bristol-Myers Squibb Co.	1,138,050
100	Celgene Corp. †	7,752
2,600	Cerner Corp. † (a)	198,016
3,641	Cooper Cos., Inc. (The)	297,506
550	Covance, Inc. †	26,196
3,260	Edwards Lifesciences Corp. †	237,100
29,987	Express Scripts, Inc., Class A † (a)	1,624,696
4,590	Forest Laboratories, Inc. †	159,227
41,080	Gilead Sciences, Inc. †	2,006,758
7,660	HCA Holdings, Inc.	189,508
640	Health Management Associates, Inc., Class A †	4,301
314	IDEXX Laboratories, Inc. †	27,459
408	Intuitive Surgical, Inc. †	221,034
21,128	Johnson & Johnson	1,393,603
1,117	Laboratory Corp. of America Holdings † (a)	102,250
1,380	LifePoint Hospitals, Inc. † (a)	54,427
12,167	Medco Health Solutions, Inc. †	855,340
10,341	Mednax, Inc. † (a)	769,060
10,300	Myriad Genetics, Inc. †	243,698
57,638	NuVasive, Inc. †	970,624
4,383	Patterson Cos., Inc.	146,392
11,250	Perrigo Co.(a)	1,162,238
756	ResMed, Inc. † (a)	23,368
3,046	Techne Corp.	213,525
7,620	United Therapeutics Corp. †	359,131
13,150	Vertex Pharmaceuticals, Inc. †	539,281
17,568	WellPoint, Inc.	1,296,519
		21,384,004
Industrials — 10.8%
5,473	3M Co.	488,246
5,222	Alliant Techsystems, Inc.	261,727
5,095	Boeing Co. (The)	378,915
23,405	Caterpillar, Inc.	2,493,101
870	CH Robinson Worldwide, Inc.(a)	56,976
15,178	Cooper Industries PLC, Class A	970,633
9,348	Corrections Corp. of America † (a)	255,294
5,590	Crane Co.	271,115
77,610	CSX Corp.	1,670,167
3,460	Cummins, Inc.	415,338
2,800	Deere & Co.	226,520
600	Donaldson Co., Inc.	21,438
1,990	Emerson Electric Co.	103,838
21,370	Fastenal Co.	1,156,117

Shares		Value
Industrials — 10.8% (continued)
32,449	Fluor Corp.	$1,948,238
5,390	Fortune Brands Home & Security, Inc. †	118,957
16,100	General Dynamics Corp.	1,181,418
1,930	Goodrich Corp.	242,099
6,610	Graco, Inc.	350,726
1,100	Honeywell International, Inc.	67,155
126	Illinois Tool Works, Inc.	7,197
1,840	JB Hunt Transport Services, Inc.	100,041
18,700	Joy Global, Inc.	1,374,450
4,090	KAR Auction Services, Inc. † (a)	66,299
11,119	Landstar System, Inc.(a)	641,789
1,100	Lincoln Electric Holdings, Inc.	49,852
4,110	Nordson Corp.	224,036
1,300	Norfolk Southern Corp.	85,579
750	Northrop Grumman Corp.	45,810
300	Regal-Beloit Corp.	19,665
12,500	Rexnord Corp. †	263,750
10,728	Rockwell Automation, Inc.	855,022
26,551	Textron, Inc.(a)	738,915
9,762	Toro Co. (The)(a)	694,176
900	TransDigm Group, Inc. †	104,184
13,600	Union Pacific Corp.	1,461,728
6,420	United Parcel Service, Inc., Class B	518,223
6,520	Verisk Analytics, Inc., Class A †	306,244
8,310	WESCO International, Inc. † (a)	542,726
		20,777,704
Information Technology — 29.9%
56,201	Acme Packet, Inc. † (a)	1,546,652
3,789	Altera Corp.	150,878
5,500	ANSYS, Inc. †	357,610
22,960	Apple, Inc. †	13,763,831
28,450	ARM Holdings PLC ADR(a)	804,851
12,982	Baidu, Inc. ADR †	1,892,386
4,369	BMC Software, Inc. †	175,459
19,090	Broadcom Corp., Class A	750,237
30,897	Citrix Systems, Inc. †	2,438,082
22,375	Cognizant Technology Solutions Corp., Class A †	1,721,756
2,140	Cypress Semiconductor Corp.	33,448
26,350	Dell, Inc. †	437,410
40,823	eBay, Inc. †	1,505,960
59,170	EMC Corp. †	1,768,000
3,166	F5 Networks, Inc. †	427,283
1,100	Factset Research Systems, Inc.(a)	108,944
10,378	Google, Inc., Class A †	6,654,789
18,750	Intel Corp.	527,062
17,953	International Business Machines Corp.	3,745,893
1,135	JDS Uniphase Corp. †	16,446
2,584	Juniper Networks, Inc. †	59,122
140	KLA-Tencor Corp.	7,619
1,740	Lexmark International, Inc., Class A	57,838
580	Mastercard, Inc., Class A	243,913
3,100	Micron Technology, Inc. †	25,110
88,995	Microsoft Corp.	2,870,089
8,517	NeuStar, Inc., Class A †	317,259
12,708	Novellus Systems, Inc. †	634,256
4,202	NVIDIA Corp. †	64,669
36,911	OpenTable, Inc. † (a)	1,493,788
29,942	Oracle Corp.	873,109
7,680	Paychex, Inc.	238,003
9,030	QLogic Corp. † (a)	160,373
88,128	QUALCOMM, Inc.	5,994,467
615	Rovi Corp. †	20,018

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 29.9% (continued)
12,638	Salesforce.com, Inc. †	$1,952,697
9,169	Tech Data Corp. †	497,510
35,686	Texas Instruments, Inc.	1,199,406
14,190	VeriSign, Inc.(a)	544,045
65,173	Western Union Co. (The)(a)	1,147,045
		57,227,313
Materials — 4.4%
2,100	Air Products & Chemicals, Inc.	192,780
3,240	Cabot Corp.	138,283
350	CF Industries Holdings, Inc.	63,928
2,390	Compass Minerals International, Inc.(a)	171,459
1,600	Cytec Industries, Inc.	97,264
620	Domtar Corp.	59,135
59,623	Freeport-McMoRan Copper & Gold, Inc.(a)	2,268,059
4,890	Greif, Inc., Class A(a)	273,449
9,910	Intrepid Potash, Inc. †	241,110
19,661	Monsanto Co.	1,568,161
37,585	Mosaic Co.	2,078,075
1,050	Newmont Mining Corp.	53,833
1,090	Owens-Illinois, Inc. †	25,441
4,090	Packaging Corp. of America	121,023
6,790	Praxair, Inc.	778,406
5,883	Silgan Holdings, Inc.	260,028
		8,390,434
Telecommunication Services — 0.1%
4,200	Verizon Communications, Inc.(a)	160,566

Total Common Stock (Cost $139,333,255)		189,032,462

SHORT-TERM INVESTMENTS — 12.6%
20,987,883	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	20,987,883
3,142,051	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	3,142,051

Total Short-Term Investments (Cost $24,129,934)		24,129,934
Total Investments — 111.3%
(Cost $163,463,189) ‡		213,162,396
Other Assets & Liabilities, Net — (11.3)%		(21,655,681)
NET ASSETS — 100.0%		$191,506,715

†	Non-income producing security.
††	Narrow industries are used for compliance purpose, whereas broad sectors are utilized for reporting.
‡	At March 31, 2012, the tax basis cost of the Fund's investments was $163,463,189, and the unrealized appreciation and depreciation were $52,666,666 and $(2,967,459) respectively.

(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $ 20,569,098.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $20,987,883.
(c)	Rate shown is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt
PLC— Public Limited Company

As of March 31, 2012, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.0% ††
Consumer Discretionary — 9.3%
4,917	Aaron's, Inc.	$127,350
225	American Greetings Corp., Class A	3,452
5,850	Apollo Group, Inc., Class A † (a)	226,044
6,141	CBS Corp., Class B	208,241
379	CSS Industries, Inc.(a)	7,375
2,250	Delphi Automotive PLC † (a)	71,100
2,568	Dillard's, Inc., Class A(a)	161,835
2,876	DIRECTV, Class A †	141,902
5,307	Exceed Co., Ltd. †	16,080
1,948	Flexsteel Industries, Inc.	35,259
7,725	Foot Locker, Inc.	239,861
1,836	GameStop Corp., Class A(a)	40,098
7,419	Home Depot, Inc. (The)	373,250
4,000	Lowe's Cos., Inc.	125,520
6,650	Macy's, Inc.	264,205
2,121	Multimedia Games, Inc. † (a)	23,246
7,550	Omnicom Group, Inc.	382,408
122	Polaris Industries, Inc.(a)	8,802
172	Quiksilver, Inc. † (a)	695
1,910	Scholastic Corp.(a)	67,385
441	Standard Motor Products, Inc.(a)	7,823
36,825	Staples, Inc.	595,829
836	VOXX International Corp., Class A † (a)	11,336
666	Whirlpool Corp.	51,189
2,666	Wyndham Worldwide Corp.	123,996
		3,314,281
Consumer Staples — 7.3%
1,700	Anheuser-Busch InBev NV ADR(a)	123,624
12,862	Avon Products, Inc.(a)	249,008
490	Bunge, Ltd.(a)	33,535
3,100	Constellation Brands, Inc., Class A † (a)	73,129
10,321	CVS Caremark Corp.	462,381
613	Herbalife, Ltd.(a)	42,187
4,500	Kraft Foods, Inc., Class A	171,045
6,498	Kroger Co. (The)(a)	157,447
763	Lorillard, Inc.	98,793
8,525	Molson Coors Brewing Co., Class B	385,756
4,100	Orchids Paper Products Co.	73,759
2,811	Philip Morris International, Inc.	249,083
6,467	Safeway, Inc.(a)	130,698
6,434	Smithfield Foods, Inc. † (a)	141,741
8,678	Tyson Foods, Inc., Class A	166,184
1,303	Universal Corp.(a)	60,720
		2,619,090
Energy — 13.2%
1,232	Adams Resources & Energy, Inc.(a)	70,446
2,159	Anadarko Petroleum Corp.	169,136
1,600	Apache Corp.	160,704
10,480	BP PLC ADR(a)	471,600
7,732	Chevron Corp.	829,180
7,139	ConocoPhillips	542,635
2,558	Devon Energy Corp.	181,925
8,749	Exxon Mobil Corp.	758,801
1,900	HollyFrontier Corp.	61,085
7,107	Marathon Petroleum Corp.	308,160
5,500	Nabors Industries, Ltd. † (a)	96,195
2,700	National Oilwell Varco, Inc.	214,569
707	Oil States International, Inc. † (a)	55,189
7,428	Royal Dutch Shell PLC ADR, Class A(a)	520,959
3,700	Suncor Energy, Inc.	120,990
3,707	Valero Energy Corp.	95,529

Shares		Value
Energy — 13.2% (continued)
2,443	Western Refining, Inc.(a)	$45,977
		4,703,080
Financials — 27.6%
2,562	Aflac, Inc.	117,826
21,750	Allstate Corp. (The)	716,010
674	Altisource Portfolio Solutions SA †	40,871
10,650	American International Group, Inc. †	328,340
3,120	Assurant, Inc.(a)	126,360
11,400	Axis Capital Holdings, Ltd.	378,138
36,350	Bank of America Corp.	347,870
475	BlackRock, Inc., Class A(a)	97,327
2,400	Calamos Asset Management, Inc., Class A(a)	31,464
6,979	Capital One Financial Corp.(a)	389,009
2,833	Cash America International, Inc.(a)	135,786
296	CBOE Holdings, Inc.(a)	8,412
19,450	Citigroup, Inc.	710,897
20,594	CNO Financial Group, Inc. † (a)	160,221
2,400	Comerica, Inc.	77,664
1,160	Diamond Hill Investment Group, Inc.	85,434
17,773	Discover Financial Services(a)	592,552
12,614	Fidelity National Financial, Inc., Class A(a)	227,431
13,400	Fifth Third Bancorp(a)	188,270
2,200	Franklin Resources, Inc.	272,866
2,100	Goldman Sachs Group, Inc. (The)	261,177
1,192	Interactive Brokers Group, Inc., Class A(a)	20,264
9,650	Invesco, Ltd.(a)	257,366
23,471	JPMorgan Chase & Co.	1,079,197
30,448	KeyCorp(a)	258,808
5,300	Lincoln National Corp.(a)	139,708
15,481	MetLife, Inc.	578,215
15,675	Morgan Stanley(a)	307,857
9,305	PNC Financial Services Group, Inc.(a)	600,079
3,038	Prudential Financial, Inc.	192,579
8,850	Regions Financial Corp.	58,322
1,577	Reinsurance Group of America, Inc., Class A(a)	93,784
8,250	SLM Corp.	130,020
6,225	State Street Corp.	283,237
7,271	Symetra Financial Corp.(a)	83,835
5,743	Thomas Properties Group, Inc.	26,360
172	Travelers Cos., Inc. (The)(a)	10,182
22,575	UBS AG	316,502
4,049	Wells Fargo & Co.	138,233
		9,868,473
Health Care — 10.7%
6,814	Abbott Laboratories	417,630
6,964	Aetna, Inc.(a)	349,314
1,400	Agilent Technologies, Inc.(a)	62,314
1,800	Amgen, Inc.(a)	122,382
4,115	Bristol-Myers Squibb Co.	138,881
1,275	Celgene Corp. †	98,838
5,918	Eli Lilly & Co.	238,318
1,517	Humana, Inc.	140,292
1,624	McKesson Corp.	142,539
13,822	Merck & Co., Inc.	530,765
2,368	Omnicare, Inc.(a)	84,230
37,314	Pfizer, Inc.	845,535
4,853	Pozen, Inc. †	29,118
3,515	Progenics Pharmaceuticals, Inc. †	34,798
9,419	UnitedHealth Group, Inc.	555,156
665	Warner Chilcott PLC, Class A †	11,179

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 10.7% (continued)
293	WellPoint, Inc.	$21,623
		3,822,912
Industrials — 8.0%
1,243	AGCO Corp. †	58,682
6,367	Aircastle, Ltd.(a)	77,932
1,152	Caterpillar, Inc.	122,711
500	Cummins, Inc.	60,020
2,200	Eaton Corp.(a)	109,626
3,900	Fortune Brands Home & Security, Inc. †	86,073
18,700	General Electric Co.	375,309
5,750	Hertz Global Holdings, Inc. † (a)	86,480
1,279	Huntington Ingalls Industries, Inc. †	51,467
2,011	KBR, Inc.	71,491
4,100	L-3 Communications Holdings, Inc., Class 3(a)	290,157
22	Layne Christensen Co. †	489
23,275	Masco Corp.(a)	311,187
788	Navistar International Corp. †	31,875
42	Norfolk Southern Corp.	2,765
13,137	Northrop Grumman Corp.(a)	802,408
721	Sauer-Danfoss, Inc.	33,887
354	Standard Register Co. (The)(a)	442
2,150	Timken Co.	109,091
100	Tredegar Corp.(a)	1,959
1,383	Tyco International, Ltd.	77,697
2,667	URS Corp.	113,401
		2,875,149
Information Technology — 12.1%
2,200	Adobe Systems, Inc. †	75,482
411	Apple, Inc. †	246,382
3,897	Broadcom Corp., Class A(a)	153,152
10,894	CA, Inc.(a)	300,239
13,500	Cisco Systems, Inc.	285,525
11,100	Computer Sciences Corp.	332,334
16,175	Dell, Inc. †	268,505
3,061	EMC Corp. †	91,463
26,350	Hewlett-Packard Co.	627,920
14	Hutchinson Technology, Inc. † (a)	31
11,948	Intel Corp.	335,858
808	International Business Machines Corp.	168,589
1,800	KLA-Tencor Corp.	97,956
2,200	Lam Research Corp. † (a)	98,164
11,394	Microsoft Corp.	367,456
1,140	Oracle Corp.	33,242
90	PRGX Global, Inc. †	566
6,050	Seagate Technology PLC(a)	163,048
2,800	Skyworks Solutions, Inc. †	77,420
4,175	Symantec Corp. †	78,073
11,525	TE Connectivity, Ltd.	423,544
600	Vishay Intertechnology, Inc. †	7,296
42	Vishay Precision Group, Inc. †	623
2,359	Western Digital Corp. †	97,639
		4,330,507
Materials — 4.6%
923	Agrium, Inc.(a)	79,719
1,750	Ashland, Inc.(a)	106,855
480	Buckeye Technologies, Inc.	16,306
625	CF Industries Holdings, Inc.	114,156
2,688	Domtar Corp.(a)	256,381
8,734	Freeport-McMoRan Copper & Gold, Inc.(a)	332,241
897	KapStone Paper and Packaging Corp. †(a)	17,671
5,701	LyondellBasell Industries NV, Class A	248,849
1,050	Nucor Corp.(a)	45,098

Shares		Value
Materials — 4.6% (continued)
4,475	PPG Industries, Inc.	$428,705
		1,645,981
Telecommunication Services — 1.7%
9,000	AT&T, Inc.	281,070
2,931	Telephone & Data Systems, Inc.	67,852
7,025	Verizon Communications, Inc.(a)	268,566
		617,488
Utilities — 4.5%
4,229	Ameren Corp.(a)	137,781
1,846	American Electric Power Co., Inc.	71,219
2,900	CMS Energy Corp.	63,800
2,996	Consolidated Water Co., Ltd.(a)	23,698
229	DTE Energy Co.(a)	12,602
7,300	Entergy Corp.	490,560
1,773	FirstEnergy Corp.	80,831
1,307	National Fuel Gas Co.(a)	62,893
7,469	NiSource, Inc.(a)	181,870
8,304	PPL Corp.	234,671
2,800	Southern Co.	125,804
2,619	Vectren Corp.	76,108
1,683	Xcel Energy, Inc.(a)	44,549
		1,606,386
Total Common Stock (Cost $30,031,905)		35,403,347

SHORT-TERM INVESTMENTS — 24.1%
8,100,584	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	8,100,584
502,591	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	502,591

Total Short-Term Investments (Cost $8,603,175)		8,603,175
Total Investments — 123.1%
(Cost $38,635,080)‡		44,006,522
Other Assets & Liabilities, Net — (23.1)%		(8,256,895)
NET ASSETS — 100.0%		$35,749,627

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
‡	At March 31, 2012, the tax basis cost of the Fund's investments was $38,635,080, and the unrealized appreciation and depreciation were $6,008,795 and $(637,353) respectively.

(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $7,897,042.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $8,100,584.
(c)	Rate shown is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

As of March 31, 2012, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.8% ††
Consumer Discretionary — 20.5%
640	Aeropostale, Inc. † (a)	$13,837
3,006	AFC Enterprises, Inc. † (a)	50,982
170	American Public Education, Inc. † (a)	6,460
240	America's Car-Mart, Inc. †	10,555
3,876	Ameristar Casinos, Inc.	72,210
1,072	ANN, Inc. † (a)	30,702
610	Arbitron, Inc.(a)	22,558
1,125	Ascena Retail Group, Inc. †	49,860
30	Biglari Holdings, Inc. †	12,085
302	Blue Nile, Inc. † (a)	9,960
1,100	Bridgepoint Education, Inc. † (a)	27,225
593	Brunswick Corp.	15,270
430	Buckle, Inc. (The)(a)	20,597
430	Capella Education Co. †	15,458
2,312	Cheesecake Factory, Inc. (The) † (a)	67,950
1,474	Cherokee, Inc.(a)	16,789
397	Coinstar, Inc. † (a)	25,229
900	Cost Plus, Inc. †	16,110
1,301	Cracker Barrel Old Country Store, Inc.(a)	72,596
300	CROCS, Inc. † (a)	6,276
3,497	Dana Holding Corp.	54,204
35	Denny's Corp. †	141
250	Digital Generation, Inc. † (a)	2,553
650	DineEquity, Inc. †	32,240
1,188	Domino's Pizza, Inc.(a)	43,124
448	Ethan Allen Interiors, Inc.(a)	11,343
1,217	Express, Inc. † (a)	30,401
200	Finish Line, Inc. (The), Class A	4,244
400	Global Sources, Ltd. †	2,464
100	hhgregg, Inc. † (a)	1,138
820	Hibbett Sports, Inc. † (a)	44,731
110	Hillenbrand, Inc.	2,525
1,000	HSN, Inc.	38,030
490	iRobot Corp. † (a)	13,358
377	JOS A Bank Clothiers, Inc. †	19,004
600	Life Time Fitness, Inc. †	30,342
1,640	Monro Muffler Brake, Inc.(a)	68,044
810	National CineMedia, Inc.	12,393
1,406	New York & Co., Inc. † (a)	5,244
510	Nexstar Broadcasting Group, Inc., Class A † (a)	4,238
315	Overstock.com, Inc. † (a)	1,650
1,039	Papa John's International, Inc. †	39,129
1,960	PetMed Express, Inc.(a)	24,265
3,920	Pier 1 Imports, Inc.(a)	71,266
110	Pool Corp.	4,116
340	Red Robin Gourmet Burgers, Inc. † (a)	12,645
100	Rue21, Inc. † (a)	2,934
1,390	Select Comfort Corp. † (a)	45,022
900	Sinclair Broadcast Group, Inc., Class A(a)	9,954
169	Six Flags Entertainment Corp.(a)	7,904
1,238	Sotheby's(a)	48,703
450	Strayer Education, Inc.(a)	42,426
880	Sturm Ruger & Co., Inc.(a)	43,208
516	Tenneco, Inc. † (a)	19,169
300	True Religion Apparel, Inc. † (a)	8,220
2,500	Valassis Communications, Inc. † (a)	57,500
100	Vera Bradley, Inc. † (a)	3,019
80	Vitamin Shoppe, Inc. † (a)	3,537
206	Warnaco Group, Inc. (The) † (a)	12,030
542	Winmark Corp.	31,403
100	Zumiez, Inc. † (a)	3,611
		1,474,181

Shares		Value
Consumer Staples — 3.8%
296	Boston Beer Co., Inc., Class A † (a)	$31,610
140	Casey's General Stores, Inc.	7,764
100	Medifast, Inc. † (a)	1,746
569	Nature's Sunshine Products, Inc. †	9,116
1,252	Nu Skin Enterprises, Inc., Class A	72,503
400	Omega Protein Corp. †	3,044
942	Pantry, Inc. (The) †	12,256
100	Pricesmart, Inc.(a)	7,281
452	Ruddick Corp.	18,125
3,550	Smart Balance, Inc. † (a)	23,465
250	TreeHouse Foods, Inc. †	14,875
600	USANA Health Sciences, Inc. † (a)	22,398
2,687	Vector Group, Ltd.(a)	47,614
		271,797
Energy — 8.7%
1,387	Alon USA Energy, Inc.	12,552
511	Apco Oil and Gas International, Inc.(a)	34,835
450	Basic Energy Services, Inc. † (a)	7,808
295	Berry Petroleum Co., Class A(a)	13,903
297	Clayton Williams Energy, Inc. † (a)	23,594
524	Contango Oil & Gas Co. †	30,869
1,055	Crosstex Energy, Inc.(a)	14,918
2,842	CVR Energy, Inc. †	76,024
297	Dril-Quip, Inc. †	19,311
1,814	Energy XXI Bermuda, Ltd. † (a)	65,504
2,500	Evolution Petroleum Corp. † (a)	23,250
500	Global Geophysical Services, Inc. †	5,305
70	Gulfmark Offshore, Inc., Class A †	3,217
438	Hallador Energy Co.	3,872
2,140	ION Geophysical Corp. † (a)	13,803
110	Key Energy Services, Inc. †	1,699
1,488	Newpark Resources, Inc. † (a)	12,187
406	Northern Oil and Gas, Inc. † (a)	8,420
290	Panhandle Oil and Gas, Inc., Class A	8,549
1,080	Patriot Coal Corp. † (a)	6,739
516	Petroquest Energy, Inc. † (a)	3,168
1,362	Rosetta Resources, Inc. †	66,411
600	Stone Energy Corp. † (a)	17,154
760	Targa Resources Corp.	34,542
128	Vaalco Energy, Inc. † (a)	1,210
2,083	Western Refining, Inc.(a)	39,202
1,860	World Fuel Services Corp.(a)	76,260
		624,306
Financials — 5.1%
1,187	Advance America Cash Advance Centers, Inc.(a)	12,451
640	Bank of the Ozarks, Inc.(a)	20,006
200	Cash America International, Inc.	9,586
610	CBL & Associates Properties, Inc.(a)	11,541
503	Credit Acceptance Corp. †	50,768
376	Diamond Hill Investment Group, Inc.	27,692
2,460	FelCor Lodging Trust, Inc. † (a)	8,856
380	First Financial Bankshares, Inc.(a)	13,380
270	Imperial Holdings, Inc. † (a)	721
120	MarketAxess Holdings, Inc.	4,475
383	National Health Investors, Inc.	18,683
1,530	Newcastle Investment Corp.	9,608
320	S.Y. Bancorp, Inc.(a)	7,424
2,660	Strategic Hotels & Resorts, Inc. †	17,503
605	SVB Financial Group †	38,926
590	Tejon Ranch Co. †	16,898
720	Universal Health Realty Income Trust(a)	28,534
1,120	World Acceptance Corp. † (a)	68,600
		365,652

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 18.5%
539	Accretive Health, Inc. † (a)	$10,764
1,459	Acorda Therapeutics, Inc. †	38,736
298	Air Methods Corp. † (a)	26,000
1,615	Akorn, Inc. † (a)	18,896
414	Alkermes PLC † (a)	7,680
1,056	Arthrocare Corp. †	28,354
464	athenahealth, Inc. † (a)	34,392
598	AVEO Pharmaceuticals, Inc. † (a)	7,421
626	Bio-Reference Labs, Inc. † (a)	14,717
1,000	CardioNet, Inc. †	3,080
906	Centene Corp. †	44,367
1,438	Cepheid, Inc. †	60,152
940	Chemed Corp.(a)	58,919
60	Computer Programs & Systems, Inc.	3,391
567	Corvel Corp. †	22,618
1,523	Cubist Pharmaceuticals, Inc. † (a)	65,870
100	Cyberonics, Inc. †	3,813
1,534	Depomed, Inc. † (a)	9,603
1,490	Dusa Pharmaceuticals, Inc. †	9,327
2,431	DynaVox, Inc., Class A † (a)	7,487
342	Emergent Biosolutions, Inc. †	5,472
300	ExamWorks Group, Inc. † (a)	3,726
290	Exelixis, Inc. † (a)	1,502
378	Haemonetics Corp. † (a)	26,339
552	HMS Holdings Corp. †	17,228
400	Impax Laboratories, Inc. †	9,828
1,680	Incyte Corp., Ltd. † (a)	32,424
722	Jazz Pharmaceuticals PLC †	34,995
300	MAP Pharmaceuticals, Inc. † (a)	4,308
821	Medicines Co. (The) †	16,477
1,225	Medicis Pharmaceutical Corp., Class A(a)	46,048
205	Medidata Solutions, Inc. † (a)	5,461
270	Medivation, Inc. † (a)	20,174
2,668	Momenta Pharmaceuticals, Inc. †	40,874
378	Neurocrine Biosciences, Inc. † (a)	3,013
260	NPS Pharmaceuticals, Inc. † (a)	1,778
470	NuVasive, Inc. †	7,915
1,041	NxStage Medical, Inc. † (a)	20,060
1,268	Obagi Medical Products, Inc. † (a)	16,991
821	Omnicell, Inc. †	12,488
666	Onyx Pharmaceuticals, Inc. †	25,095
1,044	Par Pharmaceutical Cos., Inc. † (a)	40,434
7,720	PDL BioPharma, Inc.(a)	49,022
112	Pernix Therapeutics Holdings †	1,008
350	Pharmacyclics, Inc. † (a)	9,716
3,132	Progenics Pharmaceuticals, Inc. †	31,007
125	PSS World Medical, Inc. † (a)	3,168
986	Quality Systems, Inc.(a)	43,118
1,025	Questcor Pharmaceuticals, Inc. † (a)	38,561
3,323	RTI Biologics, Inc. † (a)	12,295
1,436	Salix Pharmaceuticals, Ltd. † (a)	75,390
600	Sciclone Pharmaceuticals, Inc. †	3,786
861	Select Medical Holdings Corp. † (a)	6,621
2,454	Spectrum Pharmaceuticals, Inc. † (a)	30,994
449	Staar Surgical Co. †	4,863
790	STERIS Corp.	24,980
400	Synergetics USA, Inc. †	2,600
260	Targacept, Inc. †	1,331
2,965	Team Health Holdings, Inc. † (a)	60,960
230	Theravance, Inc. † (a)	4,485
84	Transcend Services, Inc. † (a)	2,465
742	WellCare Health Plans, Inc. †	53,335
119	West Pharmaceutical Services, Inc.(a)	5,061
		1,332,983
Industrials — 16.8%
1,096	3D Systems Corp. † (a)	25,800

Shares		Value
Industrials — 16.8% (continued)
100	A123 Systems, Inc. † (a)	$112
260	AAR Corp.(a)	4,745
130	Acacia Research-Acacia Technologies †	5,426
1,353	Actuant Corp., Class A(a)	39,223
180	Acuity Brands, Inc.(a)	11,309
160	Advisory Board Co. (The) † (a)	14,179
993	Aircastle, Ltd.(a)	12,154
1,061	Allegiant Travel Co., Class A † (a)	57,824
1,637	Altra Holdings, Inc. † (a)	31,430
160	American Science & Engineering, Inc.(a)	10,728
540	Astronics Corp. † (a)	18,879
2,740	Avis Budget Group, Inc. † (a)	38,771
290	AZZ, Inc.	14,976
110	Beacon Roofing Supply, Inc. † (a)	2,834
1,805	Blount International, Inc. †	30,107
640	Brady Corp., Class A	20,704
1,610	Cenveo, Inc. † (a)	5,442
129	Chart Industries, Inc. † (a)	9,460
350	CLARCOR, Inc.(a)	17,182
692	Coleman Cable, Inc. † (a)	6,726
1,040	Colfax Corp. † (a)	36,650
1,348	Deluxe Corp.(a)	31,570
580	Dollar Thrifty Automotive Group, Inc. † (a)	46,928
1,247	Douglas Dynamics, Inc.(a)	17,146
1,507	DXP Enterprises, Inc. † (a)	65,540
460	Exponent, Inc. † (a)	22,319
563	HEICO Corp.	29,045
1,789	Hexcel Corp. †	42,954
20	Huron Consulting Group, Inc. †	751
810	Innerworkings, Inc. † (a)	9,437
1,168	Insperity, Inc.	35,787
400	Intersections, Inc.	5,112
340	Kaman Corp.(a)	11,543
1,780	Knight Transportation, Inc.(a)	31,435
50	MasTec, Inc. † (a)	904
161	Middleby Corp. †	16,290
292	Mueller Industries, Inc.	13,271
560	National Presto Industries, Inc.(a)	42,482
7,740	Pendrell Corp. † (a)	20,124
200	Portfolio Recovery Associates, Inc. †	14,344
330	Primoris Services Corp.	5,300
159	RBC Bearings, Inc. †	7,335
912	Sauer-Danfoss, Inc.(a)	42,864
135	Standard Parking Corp. †	2,768
619	Sun Hydraulics Corp.(a)	16,193
1,496	TAL International Group, Inc.(a)	54,918
4,030	Taser International, Inc. † (a)	17,490
1,495	Tennant Co.(a)	65,780
597	Textainer Group Holdings, Ltd.(a)	20,238
38	Titan International, Inc.(a)	899
439	Trimas Corp. †	9,829
30	TrueBlue, Inc. † (a)	536
400	United Rentals, Inc. † (a)	17,156
400	USG Corp. † (a)	6,880
296	Watsco, Inc.	21,916
1,048	Woodward Governor Co.	44,886
		1,206,631
Information Technology — 21.3%
298	ADTRAN, Inc.	9,295
1,349	Advent Software, Inc. †	34,534
1,020	Amtech Systems, Inc. † (a)	8,497
341	Ancestry.com, Inc. † (a)	7,754
459	Anixter International, Inc. † (a)	33,291
130	Aspen Technology, Inc. †	2,669
760	Blackbaud, Inc.(a)	25,255

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 21.3% (continued)
20	BroadSoft, Inc. † (a)	$765
479	Cabot Microelectronics Corp.(a)	18,623
200	CACI International, Inc., Class A † (a)	12,458
180	Calix, Inc. † (a)	1,535
1,062	Cardtronics, Inc. † (a)	27,877
1,377	Cirrus Logic, Inc. † (a)	32,773
296	Coherent, Inc. † (a)	17,266
296	CommVault Systems, Inc. †	14,693
300	Constant Contact, Inc. † (a)	8,937
743	CSG Systems International, Inc. †	11,249
234	Cymer, Inc. † (a)	11,700
90	Dice Holdings, Inc. †	840
1,000	Dot Hill Systems Corp. †	1,510
163	DTS, Inc. † (a)	4,926
448	Echo Global Logistics, Inc. † (a)	7,213
400	Entegris, Inc. †	3,736
120	Entropic Communications, Inc. † (a)	700
1,144	Fair Isaac Corp.	50,221
79	FARO Technologies, Inc. †	4,608
545	FEI Co. † (a)	26,765
860	Finisar Corp. † (a)	17,329
1,142	Forrester Research, Inc.(a)	37,001
5,721	GT Advanced Technologies, Inc. † (a)	47,313
1,784	Heartland Payment Systems, Inc.	51,451
121	Hittite Microwave Corp. †	6,571
250	InterDigital, Inc.(a)	8,715
2,429	j2 Global, Inc.(a)	69,664
955	Jack Henry & Associates, Inc.	32,585
160	Littelfuse, Inc.	10,032
645	LivePerson, Inc. †	10,816
981	Manhattan Associates, Inc. †	46,627
720	MAXIMUS, Inc.	29,282
240	Meru Networks, Inc. † (a)	972
320	Micrel, Inc.(a)	3,283
274	Microsemi Corp. † (a)	5,874
200	MicroStrategy, Inc., Class A †	28,000
220	MIPS Technologies, Inc., Class A †	1,197
72	Monolithic Power Systems, Inc. †	1,416
660	MTS Systems Corp.(a)	35,039
390	NeoPhotonics Corp. †	1,845
550	Netgear, Inc. † (a)	21,010
285	Netscout Systems, Inc. †	5,797
424	Newport Corp. †	7,513
1,130	NIC, Inc.	13,707
298	OpenTable, Inc. † (a)	12,060
180	Oplink Communications, Inc. †	3,078
300	Parametric Technology Corp. † (a)	8,382
1,157	Plantronics, Inc.(a)	46,581
1,775	Plexus Corp. †	62,107
495	Power-One, Inc. †	2,252
2,675	PRGX Global, Inc. †	16,826
861	Progress Software Corp. †	20,337
40	QLIK Technologies, Inc. †	1,280
1,773	Quest Software, Inc. †	41,258
80	Rambus, Inc. † (a)	516
50	RealD, Inc. † (a)	675
156	Rofin-Sinar Technologies, Inc. †	4,114
170	Rubicon Technology, Inc. † (a)	1,773
596	Scansource, Inc. †	22,243
1,840	Silicon Graphics International Corp. † (a)	17,811
797	SolarWinds, Inc. †	30,804
500	STEC, Inc. †	4,720
814	Synaptics, Inc. † (a)	29,719
379	Syntel, Inc.	21,224
700	TeleNav, Inc. †	4,914
2,214	TeleTech Holdings, Inc. †	35,645

Shares		Value
Information Technology — 21.3% (continued)
870	TiVo, Inc. † (a)	$10,431
550	TNS, Inc. †	11,951
200	Travelzoo, Inc. † (a)	4,600
620	TriQuint Semiconductor, Inc. †	4,275
1,390	Tyler Technologies, Inc. †	53,390
300	Ultimate Software Group, Inc. †	21,984
500	Unisys Corp. †	9,860
160	Universal Display Corp. † (a)	5,845
1,335	ValueClick, Inc. † (a)	26,353
158	VASCO Data Security International, Inc. † (a)	1,705
1,700	Veeco Instruments, Inc. † (a)	48,620
897	Websense, Inc. † (a)	18,918
320	Wright Express Corp. † (a)	20,714
3,030	XO Group, Inc. † (a)	28,452
2,670	Zix Corp. † (a)	7,770
		1,535,916
Materials — 4.4%
446	A Schulman, Inc.	12,051
874	AEP Industries, Inc. † (a)	30,424
750	Coeur d'Alene Mines Corp. † (a)	17,805
274	HB Fuller Co.	8,995
7,603	Hecla Mining Co.(a)	35,126
1,164	Innophos Holdings, Inc.(a)	58,340
446	Koppers Holdings, Inc.	17,198
1,273	LSB Industries, Inc. † (a)	49,545
110	McEwen Mining, Inc. † (a)	488
420	NewMarket Corp.(a)	78,708
100	Stillwater Mining Co. † (a)	1,264
200	TPC Group, Inc. †	8,842
		318,786
Telecommunication Services — 0.7%
2,300	Alaska Communications Systems Group, Inc.(a)	7,084
1,321	Cogent Communications Group, Inc. † (a)	25,205
532	General Communication, Inc., Class A † (a)	4,639
100	IDT Corp., Class B	934
508	Lumos Networks Corp.(a)	5,466
2,121	Vonage Holdings Corp. † (a)	4,687
		48,015
Total Common Stock (Cost $6,072,933)		7,178,267

SHORT-TERM INVESTMENTS — 51.8%
3,711,096	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	3,711,096
18,428	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	18,428

Total Short-Term Investments (Cost $3,729,524)		3,729,524
Total Investments — 151.6%
(Cost $9,802,457)‡		10,907,791
Other Assets & Liabilities, Net — (51.6)%		(3,711,696)
NET ASSETS — 100.0%		$7,196,095

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
‡	At March 31, 2012, the tax basis cost of the Fund's investments was $9,802,457, and the unrealized appreciation and depreciation were $1,309,930 and $(204,596) respectively.

(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $3,604,026.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $3,711,096.
(c)	Rate shown is the 7-day effective yield as of March 31, 2012.

PLC— Public Limited Company

As of March 31, 2012, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.6% ††
Consumer Discretionary — 11.2%
600	America's Car-Mart, Inc. †	$26,388
2,175	Ameristar Casinos, Inc.	40,520
40	Asbury Automotive Group, Inc. †	1,080
89	Ascena Retail Group, Inc. †	3,944
1,223	Bob Evans Farms, Inc.(a)	46,132
100	Bridgepoint Education, Inc. † (a)	2,475
2,602	Cabela's, Inc. †	99,266
629	Cherokee, Inc.(a)	7,164
100	Coinstar, Inc. † (a)	6,355
200	Core-Mark Holding Co., Inc.(a)	8,188
690	Corinthian Colleges, Inc. † (a)	2,856
875	Cracker Barrel Old Country Store, Inc.(a)	48,825
630	Dana Holding Corp.	9,765
582	Digital Generation, Inc. † (a)	5,942
273	Dillard's, Inc., Class A(a)	17,204
160	DineEquity, Inc. †	7,936
1,151	Domino's Pizza, Inc.(a)	41,781
480	Express, Inc. † (a)	11,990
1,866	Finish Line, Inc. (The), Class A	39,597
1,390	Furniture Brands International, Inc. † (a)	2,335
400	Group 1 Automotive, Inc.(a)	22,468
2,152	hhgregg, Inc. † (a)	24,490
400	Hibbett Sports, Inc. † (a)	21,820
70	HOT Topic, Inc.(a)	711
1,470	Iconix Brand Group, Inc. † (a)	25,549
90	K-Swiss, Inc., Class A † (a)	369
1,070	Lincoln Educational Services Corp.(a)	8,464
682	Men's Wearhouse, Inc. (The)	26,441
980	Monro Muffler Brake, Inc.(a)	40,660
762	Multimedia Games, Inc. †	8,352
8,738	New York & Co., Inc. † (a)	32,593
910	Nexstar Broadcasting Group, Inc., Class A †	7,562
900	Orbitz Worldwide, Inc. †	2,745
2,810	Pier 1 Imports, Inc.(a)	51,086
680	Rent-A-Center, Inc., Class A	25,670
1,149	Saks, Inc. † (a)	13,340
1,767	Scholastic Corp.	62,340
7,182	School Specialty, Inc. † (a)	25,424
680	Select Comfort Corp. †	22,025
2,950	Sinclair Broadcast Group, Inc., Class A	32,627
790	Skyline Corp.(a)	6,044
670	Sonic Automotive, Inc., Class A(a)	12,000
430	Stein Mart, Inc. †	2,838
930	Sturm Ruger & Co., Inc.(a)	45,663
1,101	Tenneco, Inc. † (a)	40,902
760	Valassis Communications, Inc. † (a)	17,480
3,200	Zale Corp. †	9,888
500	Zumiez, Inc. † (a)	18,055
		1,037,349
Consumer Staples — 3.1%
13	Boston Beer Co., Inc., Class A † (a)	1,388
405	Hain Celestial Group, Inc. (The) † (a)	17,743
670	Medifast, Inc. † (a)	11,698
989	Nature's Sunshine Products, Inc. † (a)	15,844
200	Nu Skin Enterprises, Inc., Class A	11,582
1,170	Omega Protein Corp. † (a)	8,904
4,907	Pantry, Inc. (The) † (a)	63,840
2,322	Revlon, Inc., Class A †	40,055
3,139	Smart Balance, Inc. † (a)	20,749
1,124	Susser Holdings Corp. †	28,853
366	TreeHouse Foods, Inc. †	21,777

Shares		Value
Consumer Staples — 3.1% (continued)
1,170	USANA Health Sciences, Inc. † (a)	$43,676
		286,109
Energy — 5.9%
1,856	Alon USA Energy, Inc.	16,797
835	Berry Petroleum Co., Class A	39,354
270	Bill Barrett Corp. † (a)	7,023
228	Bristow Group, Inc.(a)	10,883
1,300	Cal Dive International, Inc. † (a)	4,290
2,130	Crosstex Energy, Inc.(a)	30,118
1,280	CVR Energy, Inc. †	34,240
2,359	Delek US Holdings, Inc.(a)	36,588
1,130	Evolution Petroleum Corp. † (a)	10,509
560	Gulfmark Offshore, Inc., Class A †	25,738
883	Helix Energy Solutions Group, Inc. †	15,717
490	L&L Energy, Inc. † (a)	1,200
100	Mitcham Industries, Inc. † (a)	2,246
3,253	Newpark Resources, Inc. † (a)	26,642
460	Parker Drilling Co. †	2,746
2,491	Petroquest Energy, Inc. † (a)	15,295
1,499	REX American Resources Corp. † (a)	46,019
749	Rosetta Resources, Inc. †	36,521
1,794	Swift Energy Co. † (a)	52,080
1,777	Vaalco Energy, Inc. † (a)	16,793
1,865	Western Refining, Inc.(a)	35,099
2,007	World Fuel Services Corp.(a)	82,287
		548,185
Financials — 38.7%
1,522	Advance America Cash Advance Centers, Inc.(a)	15,966
200	Agree Realty Corp.(a)	4,516
8	American Capital, Ltd. †	69
6,399	American Equity Investment Life Holding Co.(a)	81,715
8,650	Apollo Investment Corp. †	62,020
5,060	Ashford Hospitality Trust, Inc.(a)	45,591
1,390	AV Homes, Inc. † (a)	16,930
8,547	Banco Latinoamericano de Comercio Exterior SA, Class E(a)	180,427
237	Bank of Marin Bancorp(a)	9,008
676	Bank of the Ozarks, Inc.(a)	21,132
200	Banner Corp.(a)	4,406
2,226	BioMed Realty Trust, Inc.(a)	42,249
461	BofI Holding, Inc. † (a)	7,874
6,906	Boston Private Financial Holdings, Inc.(a)	68,439
6,899	Calamos Asset Management, Inc., Class A	90,446
1,870	Capstead Mortgage Corp.(a)	24,516
40	Cash America International, Inc.	1,917
1,466	Cathay General Bancorp(a)	25,948
4,218	CBL & Associates Properties, Inc.(a)	79,804
1,360	Cedar Shopping Centers, Inc.(a)	6,963
1,507	Centerstate Banks, Inc.(a)	12,297
1,891	Chemical Financial Corp.(a)	44,325
4,154	CNO Financial Group, Inc. † (a)	32,318
396	Colonial Properties Trust(a)	8,605
1,381	Community Bank System, Inc.(a)	39,745
66	Credit Acceptance Corp. †	6,661
2,280	Doral Financial Corp. †	3,511
2,233	DuPont Fabros Technology, Inc.(a)	54,597
870	Eagle Bancorp, Inc. †	14,564
52	Education Realty Trust, Inc.(a)	564
1,329	Entertainment Properties Trust	61,639
6,544	Equity One, Inc.(a)	132,320
753	Extra Space Storage, Inc.(a)	21,679
1,399	FBL Financial Group, Inc., Class A(a)	47,146

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 38.7% (continued)
10,726	First Busey Corp.(a)	$52,986
245	First Citizens BancShares, Inc., Class A	44,759
11,715	First Commonwealth Financial Corp.(a)	71,696
1,617	First Financial Bancorp	27,974
1,149	First Financial Bankshares, Inc.(a)	40,456
2,499	First Financial Holdings, Inc.(a)	27,489
1,270	First Industrial Realty Trust, Inc. †	15,684
4,200	First Marblehead Corp. (The) †	5,124
3,961	FirstMerit Corp.(a)	66,783
3,947	FNB Corp.(a)	47,680
1,491	Glacier Bancorp, Inc.(a)	22,276
350	Gladstone Capital Corp.	2,839
290	Gleacher & Co., Inc. † (a)	394
390	Hampton Roads Bankshares, Inc. † (a)	1,182
6,070	Hanmi Financial Corp. † (a)	61,428
1,520	Hatteras Financial Corp.(a)	42,408
1,746	Highwoods Properties, Inc.(a)	58,177
742	Hudson Valley Holding Corp.	11,969
339	Infinity Property & Casualty Corp.	17,740
2,880	Inland Real Estate Corp.(a)	25,546
190	Investment Technology Group, Inc. †	2,272
4,170	iStar Financial, Inc. † (a)	30,232
139	Knight Capital Group, Inc., Class A †	1,789
700	Kohlberg Capital Corp.	4,837
770	Lakeland Financial Corp.(a)	20,043
152	LaSalle Hotel Properties(a)	4,277
2,558	Lexington Realty Trust(a)	22,996
1,007	LTC Properties, Inc.(a)	32,224
5,348	Maiden Holdings, Ltd.(a)	48,132
4,560	MB Financial, Inc.	95,714
790	MCG Capital Corp.	3,358
970	Medallion Financial Corp.	10,825
1,146	Medical Properties Trust, Inc.	10,635
5,867	MFA Financial, Inc.(a)	43,826
690	MPG Office Trust, Inc. † (a)	1,615
1,470	National Health Investors, Inc.(a)	71,707
16,644	National Penn Bancshares, Inc.	147,299
626	National Retail Properties, Inc.(a)	17,021
1,017	NBT Bancorp, Inc.(a)	22,455
612	Nelnet, Inc., Class A	15,857
6,590	NorthStar Realty Finance Corp.(a)	35,652
1,699	Old National Bancorp	22,325
950	One Liberty Properties, Inc.(a)	17,385
277	Oppenheimer Holdings, Inc., Class A(a)	4,806
1,541	Oritani Financial Corp.(a)	22,622
490	Parkway Properties, Inc.(a)	5,135
610	Pennsylvania Real Estate Investment	9,315
661	PHH Corp. † (a)	10,226
37	Piper Jaffray Cos. † (a)	985
2,639	PMI Group, Inc. (The) † (a)	66
830	Potlatch Corp.	26,012
1,863	ProAssurance Corp.	164,149
1,661	Provident Financial Services, Inc.(a)	24,134
1,016	Pzena Investment Management, Inc., Class A(a)	5,944
3,670	RAIT Financial Trust(a)	18,240
1,991	Redwood Trust, Inc.	22,299
2,239	Republic Bancorp, Inc., Class A(a)	53,557
342	RLI Corp.(a)	24,501
754	S&T Bancorp, Inc.(a)	16,354
3,631	Safeguard Scientifics, Inc. † (a)	62,453
138	Signature Bank † (a)	8,700
1,220	Sovran Self Storage, Inc.(a)	60,793
900	Strategic Hotels & Resorts, Inc. † (a)	5,922
10,955	Susquehanna Bancshares, Inc.(a)	108,235

Shares		Value
Financials — 38.7% (continued)
2,316	SVB Financial Group †	$149,011
227	Tower Group, Inc.(a)	5,092
2,902	Trustco Bank Corp.	16,571
370	Virginia Commerce Bancorp, Inc. † (a)	3,249
5,229	Webster Financial Corp.	118,541
2,180	Western Alliance Bancorp † (a)	18,465
		3,562,350
Health Care — 8.8%
660	Amedisys, Inc. † (a)	9,544
717	Amsurg Corp., Class A † (a)	20,062
235	Assisted Living Concepts, Inc., Class A	3,903
366	Bio-Rad Laboratories, Inc., Class A †	37,950
1,321	Centene Corp. †	64,689
404	Chemed Corp.(a)	25,323
175	Cornerstone Therapeutics, Inc. †	1,043
110	Cubist Pharmaceuticals, Inc. † (a)	4,758
770	DynaVox, Inc., Class A † (a)	2,372
592	Emergent Biosolutions, Inc. †	9,472
210	Gentiva Health Services, Inc. † (a)	1,835
1,668	HealthSouth Corp. † (a)	34,161
400	Hi-Tech Pharmacal Co., Inc. † (a)	14,372
2,513	Magellan Health Services, Inc. †	122,660
1,634	Maxygen, Inc. † (a)	9,379
989	Medicis Pharmaceutical Corp., Class A(a)	37,177
1,199	Molina Healthcare, Inc. † (a)	40,322
2,141	Momenta Pharmaceuticals, Inc. †	32,800
139	NxStage Medical, Inc. † (a)	2,678
921	Owens & Minor, Inc.	28,008
580	Par Pharmaceutical Cos., Inc. †	22,463
5,922	PDL BioPharma, Inc.(a)	37,605
474	Quality Systems, Inc.(a)	20,728
334	Questcor Pharmaceuticals, Inc. † (a)	12,565
4,710	RTI Biologics, Inc. † (a)	17,427
377	Salix Pharmaceuticals, Ltd. † (a)	19,792
3,157	Select Medical Holdings Corp. † (a)	24,277
683	Sirona Dental Systems, Inc. † (a)	35,202
1,099	Skilled Healthcare Group, Inc. † (a)	8,418
570	Spectrum Pharmaceuticals, Inc. † (a)	7,199
1,950	Team Health Holdings, Inc. †	40,092
1,970	Viropharma, Inc. † (a)	59,238
		807,514
Industrials — 15.6%
100	3D Systems Corp. † (a)	2,354
190	A123 Systems, Inc. † (a)	213
1,029	AAR Corp.(a)	18,779
615	Acuity Brands, Inc.(a)	38,640
11,009	Aircastle, Ltd.(a)	134,750
503	Albany International Corp., Class A(a)	11,544
730	Allegiant Travel Co., Class A † (a)	39,785
164	American Science & Engineering, Inc.	10,996
273	Astec Industries, Inc. † (a)	9,959
1,216	Belden, Inc.	46,099
1,271	Blount International, Inc. †	21,200
391	Brady Corp., Class A	12,649
2,889	Briggs & Stratton Corp.(a)	51,800
286	Ceradyne, Inc.(a)	9,312
590	Covenant Transportation Group, Inc., Class A † (a)	1,888
1,799	Deluxe Corp.(a)	42,133
855	DXP Enterprises, Inc. † (a)	37,184
1,090	Eagle Bulk Shipping, Inc. † (a)	2,115
308	EMCOR Group, Inc.	8,538
1,256	Encore Wire Corp.	37,341
202	Foster (L.B.) Co., Class A(a)	5,759

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 15.6% (continued)
1,364	FTI Consulting, Inc. † (a)	$51,178
539	GenCorp, Inc. † (a)	3,827
971	Great Lakes Dredge & Dock Corp.	7,010
568	HEICO Corp.	29,303
2,058	Hexcel Corp. †	49,413
200	Huron Consulting Group, Inc. † (a)	7,512
474	Kaman Corp.(a)	16,092
1,995	Kelly Services, Inc., Class A	31,900
323	Korn/Ferry International †	5,410
1,219	MasTec, Inc. † (a)	22,052
554	Michael Baker Corp. †	13,213
2,787	Miller Industries, Inc.	47,156
327	Mine Safety Appliances Co.(a)	13,433
1,829	Mueller Industries, Inc.	83,128
100	National Presto Industries, Inc.(a)	7,586
732	Nordson Corp.	39,901
159	Northwest Pipe Co. † (a)	3,377
970	Pendrell Corp. † (a)	2,522
431	Pike Electric Corp. † (a)	3,547
3,957	RailAmerica, Inc. † (a)	84,917
1,190	Republic Airways Holdings, Inc. † (a)	5,879
1,099	Rush Enterprises, Inc., Class A † (a)	23,321
110	Sauer-Danfoss, Inc.	5,170
3,040	SeaCube Container Leasing, Ltd.(a)	52,288
1,090	Simpson Manufacturing Co., Inc.(a)	35,152
2,341	SkyWest, Inc.	25,868
1,188	TAL International Group, Inc.(a)	43,612
472	Tennant Co.(a)	20,768
113	Titan International, Inc.(a)	2,673
1,029	Tredegar Corp.(a)	20,158
1,002	Unifirst Corp.	61,673
410	United Rentals, Inc. † (a)	17,585
241	United Stationers, Inc.(a)	7,478
609	Watsco, Inc.	45,090
56	Woodward Governor Co.(a)	2,398
		1,434,628
Information Technology — 9.8%
1,726	Acxiom Corp. †	25,337
233	ADTRAN, Inc.	7,267
1,100	Amtech Systems, Inc. †	9,163
789	Anixter International, Inc. † (a)	57,226
519	Blackbaud, Inc.(a)	17,246
434	CACI International, Inc., Class A † (a)	27,034
1,500	CIBER, Inc. † (a)	6,360
666	Coherent, Inc. † (a)	38,848
1,500	Comtech Telecommunications Corp.(a)	48,870
62	Constant Contact, Inc. † (a)	1,847
643	Cray, Inc. † (a)	4,707
526	Daktronics, Inc.	4,676
1,400	Earthlink, Inc.(a)	11,186
110	Echo Global Logistics, Inc. † (a)	1,771
520	Entegris, Inc. †	4,857
8	Euronet Worldwide, Inc. † (a)	167
100	Fair Isaac Corp.	4,390
162	Forrester Research, Inc.(a)	5,249
1,658	GT Advanced Technologies, Inc. † (a)	13,712
1,002	Higher One Holdings, Inc. † (a)	14,980
1,989	Insight Enterprises, Inc. † (a)	43,619
1,143	Mantech International Corp., Class A(a)	39,388
1,106	Monotype Imaging Holdings, Inc. †	16,480
341	MTS Systems Corp.(a)	18,104
490	Novatel Wireless, Inc. † (a)	1,641
1,514	Omnivision Technologies, Inc. † (a)	30,280
1,680	Opnext, Inc. † (a)	2,604
229	Plantronics, Inc.(a)	9,220

Shares		Value
Information Technology — 9.8% (continued)
400	Plexus Corp. † (a)	$13,996
970	Power-One, Inc. † (a)	4,413
985	Quest Software, Inc. †	22,921
4,267	Richardson Electronics, Ltd.(a)	51,119
2,348	Scansource, Inc. † (a)	87,627
470	Silicon Image, Inc. † (a)	2,763
282	SolarWinds, Inc. †	10,899
625	Syntel, Inc.	35,000
9,333	United Online, Inc.(a)	45,639
649	ValueClick, Inc. † (a)	12,811
2,648	Veeco Instruments, Inc. † (a)	75,733
370	Websense, Inc. † (a)	7,803
8,588	Westell Technologies, Inc., Class A † (a)	20,010
5,038	XO Group, Inc. †	47,307
		904,270
Materials — 3.8%
234	A Schulman, Inc.(a)	6,323
1,818	Coeur d'Alene Mines Corp. † (a)	43,159
600	Georgia Gulf Corp. †	20,928
1,749	HB Fuller Co.	57,420
3,866	Hecla Mining Co.(a)	17,861
395	Innophos Holdings, Inc.(a)	19,797
1,001	Koppers Holdings, Inc.	38,599
340	Minerals Technologies, Inc.	22,239
640	Myers Industries, Inc.(a)	9,440
627	Olympic Steel, Inc.(a)	15,048
481	PH Glatfelter Co.(a)	7,590
480	PolyOne Corp.	6,912
200	Schweitzer-Mauduit International, Inc.	13,812
1,951	Sensient Technologies Corp.	74,138
		353,266
Telecommunication Services — 1.3%
360	Leap Wireless International, Inc. † (a)	3,143
2,271	Neutral Tandem, Inc. † (a)	27,684
436	Premiere Global Services, Inc. † (a)	3,941
5,774	USA Mobility, Inc.(a)	80,432
1,907	Vonage Holdings Corp. † (a)	4,214
		119,414
Utilities — 1.4%
400	El Paso Electric Co.	12,996
200	Genie Energy, Ltd., Class B(a)	1,934
2,122	MGE Energy, Inc.(a)	94,196
296	Otter Tail Corp.(a)	6,423
550	PNM Resources, Inc.	10,065
		125,614
Total Common Stock (Cost $7,756,359)		9,178,699

SHORT-TERM INVESTMENTS — 50.8%
4,660,394	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	4,660,394
22,542	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	22,542

Total Short-Term Investments (Cost $4,682,936)		4,682,936
Total Investments — 150.4%
(Cost $12,439,295)‡		13,861,635
Other Assets & Liabilities, Net — (50.4)%		(4,646,923)
NET ASSETS — 100.0%		$9,214,712

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2012
Schedule of Investments	(Unaudited)

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
‡	At March 31, 2012, the tax basis cost of the Fund's investments was $12,439,295, and the unrealized appreciation and depreciation were $1,663,534 and $(241,194) respectively.

(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $4,489,129.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $4,660,394.
(c)	Rate shown is the 7-day effective yield as of March 31, 2012.

As of March 31, 2012, all of the Portfolio’s investments were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.8%
Consumer Discretionary — 11.7%
300	1-800-Flowers.com, Inc., Class A † (a)	$909
975	Aaron's, Inc.	25,253
900	Abercrombie & Fitch Co., Class A	44,649
300	Acme United Corp.(a)	3,141
800	Advance Auto Parts, Inc.	70,856
850	Aeropostale, Inc. †	18,377
100	AFC Enterprises, Inc. † (a)	1,696
90	AH Belo Corp., Class A(a)	440
200	Aldila, Inc. †	530
3,975	Amazon.com, Inc. †	804,977
400	Ambassadors Group, Inc.(a)	2,140
656	AMC Networks, Inc., Class A † (a)	29,277
3,500	American Apparel, Inc. † (a)	2,804
1,400	American Axle & Manufacturing Holdings, Inc. † (a)	16,394
2,625	American Eagle Outfitters, Inc.	45,124
450	American Greetings Corp., Class A(a)	6,903
100	Ameristar Casinos, Inc.	1,863
964	ANN, Inc. † (a)	27,609
1,350	Apollo Group, Inc., Class A †	52,164
300	Arbitron, Inc.	11,094
564	Ascena Retail Group, Inc. †	24,996
200	Ascent Media Corp., Class A †	9,458
1,017	Autoliv, Inc.(a)	68,190
1,250	AutoNation, Inc. † (a)	42,887
465	AutoZone, Inc. †	172,887
500	Bally Technologies, Inc. †	23,375
1,000	Beazer Homes USA, Inc. †	3,250
1,400	Bebe Stores, Inc.	12,922
1,925	Bed Bath & Beyond, Inc. †	126,607
950	Belo Corp., Class A	6,811
3,400	Best Buy Co., Inc.(a)	80,512
200	Big 5 Sporting Goods Corp.(a)	1,568
500	Big Lots, Inc. †	21,510
40	Biglari Holdings, Inc. †	16,114
250	Blue Nile, Inc. † (a)	8,245
300	Bluegreen Corp. †	1,293
112	Blyth, Inc.(a)	8,381
400	Bon-Ton Stores, Inc. (The)(a)	3,696
100	Books-A-Million, Inc., Class A	320
1,280	BorgWarner, Inc. † (a)	107,955
2,000	Boyd Gaming Corp. † (a)	15,680
1,000	Bravo Brio Restaurant Group, Inc. † (a)	19,960
500	Bridgepoint Education, Inc. † (a)	12,375
775	Brinker International, Inc.(a)	21,351
764	Brookfield Residential Properties, Inc.†(a)	8,083
500	Brunswick Corp.	12,875
500	Cabela's, Inc. †	19,075
2,625	Cablevision Systems Corp., Class A	38,535
200	Cache, Inc. †	1,400
500	Callaway Golf Co.(a)	3,380
500	Career Education Corp. †	4,030
900	Caribou Coffee Co., Inc. †	16,776
1,755	CarMax, Inc. †	60,811
3,200	Carnival Corp.	102,656
850	Carter's, Inc. †	42,304
6,483	CBS Corp., Class B	219,839
362	Charles & Colvard, Ltd. †	1,672
2,550	Charming Shoppes, Inc. † (a)	15,045
700	Charter Communications, Inc., Class A †	44,415
600	Cheesecake Factory, Inc. (The) † (a)	17,634
2,450	Chico's FAS, Inc.	36,995
200	Children's Place Retail Stores, Inc. (The) †	10,334
300	Chipotle Mexican Grill, Inc., Class A †	125,400
800	Cinemark Holdings, Inc.	17,560

Shares		Value
Consumer Discretionary — 11.7% (continued)
50	Citi Trends, Inc. † (a)	$573
1,000	Clear Channel Outdoor Holdings, Inc., Class A	7,980
3,500	Coach, Inc.	270,480
100	Cobra Electronics Corp. †	399
200	Coinstar, Inc. † (a)	12,710
1,450	Coldwater Creek, Inc. †	1,682
550	Collective Brands, Inc. † (a)	10,813
110	Collectors Universe	1,896
200	Columbia Sportswear Co.(a)	9,490
22,271	Comcast Corp. Special, Class A	668,353
500	Conn's, Inc. †	7,675
1,000	Cooper Tire & Rubber Co.	15,220
2,450	Corinthian Colleges, Inc. † (a)	10,143
1,200	CROCS, Inc. † (a)	25,104
6,200	Crown Media Holdings, Inc., Class A † (a)	9,858
50	CSS Industries, Inc.	973
300	Cumulus Media, Inc., Class A † (a)	1,047
1,500	Dana Holding Corp.	23,250
1,500	Darden Restaurants, Inc.	76,740
450	Deckers Outdoor Corp. † (a)	28,372
775	DeVry, Inc.	26,249
5	Dial Global, Inc. †	12
1,002	Dick's Sporting Goods, Inc.	48,176
100	Dillard's, Inc., Class A	6,302
6,508	DIRECTV, Class A †	321,105
1,600	Discovery Communications, Inc., Class A † (a)	80,960
2,025	DISH Network Corp., Class A	66,683
100	Dixie Group, Inc. †	400
1,000	Dollar General Corp. †	46,200
1,275	Dollar Tree, Inc. †	120,475
650	Domino's Pizza, Inc.	23,595
650	Dover Downs Gaming & Entertainment, Inc.	1,638
2,623	DR Horton, Inc.(a)	39,791
1,200	DreamWorks Animation SKG, Inc., Class A † (a)	22,140
642	Education Management Corp. † (a)	8,789
219	Emmis Communications Corp., Class A † (a)	180
100	Empire Resorts, Inc. † (a)	226
250	Entercom Communications Corp., Class A † (a)	1,622
100	Entravision Communications Corp., Class A	171
1,366	EW Scripps Co. (The), Class A † (a)	13,482
1,057	Expedia, Inc.(a)	35,346
1,000	Express, Inc. † (a)	24,980
1,200	Family Dollar Stores, Inc.	75,936
200	Famous Dave's of America, Inc. †	2,322
1,500	Federal-Mogul Corp. †	25,815
100	Finish Line, Inc. (The), Class A	2,122
1,900	Foot Locker, Inc.	58,995
40,485	Ford Motor Co.	505,658
300	Forward Industries, Inc. † (a)	711
600	Fossil, Inc. † (a)	79,188
700	Fred's, Inc., Class A(a)	10,227
200	Furniture Brands International, Inc. † (a)	336
600	Gaiam, Inc., Class A †	2,388
1,625	GameStop Corp., Class A(a)	35,490
600	Gaming Partners International Corp.	3,828
2,800	Gannett Co., Inc.(a)	42,924
4,400	Gap, Inc. (The)	115,016
9,050	General Motors Co. † (a)	232,132
275	Genesco, Inc. †	19,704
2,010	Gentex Corp.(a)	49,245

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 11.7% (continued)
1,900	Genuine Parts Co.	$119,225
300	GNC Holdings, Inc., Class A	10,467
1,875	Goodyear Tire & Rubber Co. (The) †	21,037
500	Grand Canyon Education, Inc. †	8,880
1,000	Gray Television, Inc. †	1,890
300	Great Wolf Resorts, Inc. †	1,716
200	Group 1 Automotive, Inc.(a)	11,234
400	Guess, Inc.	12,500
3,760	H&R Block, Inc.	61,927
696	Hanesbrands, Inc. † (a)	20,560
2,475	Harley-Davidson, Inc.	121,473
600	Harman International Industries, Inc.	28,086
1,000	Harte-Hanks, Inc.	9,050
1,300	Hasbro, Inc.(a)	47,736
200	Helen of Troy, Ltd. †	6,802
500	hhgregg, Inc. † (a)	5,690
200	Hibbett Sports, Inc. † (a)	10,910
300	Hillenbrand, Inc.	6,885
14,395	Home Depot, Inc. (The)	724,212
200	Hooker Furniture Corp.	2,730
100	HOT Topic, Inc.(a)	1,015
1,000	Hovnanian Enterprises, Inc., Class A † (a)	2,450
743	HSN, Inc.	28,257
600	Hyatt Hotels Corp., Class A † (a)	25,632
450	Iconix Brand Group, Inc. † (a)	7,821
3,450	International Game Technology	57,926
237	International Speedway Corp., Class A	6,577
5,372	Interpublic Group of Cos., Inc. (The)	61,295
743	Interval Leisure Group, Inc.(a)	12,928
340	ITT Educational Services, Inc. † (a)	22,488
2,292	J.C. Penney Co., Inc.(a)	81,206
1,000	Jack in the Box, Inc. †	23,970
1,000	Jarden Corp.	40,230
500	John Wiley & Sons, Inc., Class A	23,795
7,450	Johnson Controls, Inc.	241,976
378	Jones Group, Inc. (The)(a)	4,748
300	JOS A Bank Clothiers, Inc. †	15,123
600	Journal Communications, Inc., Class A †	3,378
300	K12, Inc. † (a)	7,089
800	KB Home(a)	7,120
1,800	Kenneth Cole Productions, Inc., Class A † (a)	28,980
200	Kid Brands, Inc. †	540
50	Knology, Inc. † (a)	910
2,400	Kohl's Corp.	120,072
300	Krispy Kreme Doughnuts, Inc. † (a)	2,190
550	K-Swiss, Inc., Class A † (a)	2,255
200	Lakes Entertainment, Inc. †	356
500	Lamar Advertising Co., Class A † (a)	16,205
5,600	Las Vegas Sands Corp.	322,392
200	La-Z-Boy, Inc., Class Z † (a)	2,992
100	Leapfrog Enterprises, Inc., Class A † (a)	836
1,183	Lear Corp.	54,998
500	Learning Tree International, Inc. † (a)	2,990
750	Lee Enterprises, Inc. †	953
1,410	Leggett & Platt, Inc.(a)	32,444
1,200	Lennar Corp., Class A(a)	32,616
1,000	Libbey, Inc. † (a)	12,940
1,351	Liberty Global, Inc., Class A †	67,658
1,377	Liberty Media Corp. - Capital, Class A	121,383
5,675	Liberty Media Corp. - Interactive, Class A †	108,336
200	Life Time Fitness, Inc. †	10,114
700	Lifetime Brands, Inc.	7,868
2,940	Limited Brands, Inc.	141,120
200	LIN TV Corp., Class A †	810
200	Lincoln Educational Services Corp.(a)	1,582

Shares		Value
Consumer Discretionary — 11.7% (continued)
2,537	Live Nation Entertainment, Inc. †	$23,848
800	Liz Claiborne, Inc. † (a)	10,688
1,800	LKQ Corp. †	56,106
14,581	Lowe's Cos., Inc.	457,552
4,798	Macy's, Inc.	190,624
881	Madison Square Garden, Inc., Class A † (a)	30,130
100	Marcus Corp.	1,255
700	Marine Products Corp.(a)	4,165
2,577	Marriott International, Inc., Class A	97,539
257	Marriott Vacations Worldwide Corp. †	7,327
3,100	Martha Stewart Living Omnimedia, Class A(a)	11,811
3,730	Mattel, Inc.	125,552
100	Matthews International Corp., Class A	3,164
496	McClatchy Co. (The), Class A † (a)	1,433
11,690	McDonald's Corp.	1,146,789
3,200	McGraw-Hill Cos., Inc. (The)	155,104
271	MDC Holdings, Inc.(a)	6,989
500	Media General, Inc., Class A † (a)	2,570
500	Meritage Homes Corp. † (a)	13,530
4,200	MGM Resorts International †	57,204
577	Mohawk Industries, Inc. † (a)	38,376
1,600	Monarch Casino & Resort, Inc. † (a)	16,480
150	Morgans Hotel Group Co. † (a)	743
700	MTR Gaming Group, Inc. †	3,437
591	Multimedia Games, Inc. †	6,477
500	National CineMedia, Inc.(a)	7,650
50	Nautilus, Inc. †	140
100	Navarre Corp. †	180
600	Netflix, Inc. †	69,024
1,300	New York & Co., Inc. † (a)	4,849
2,100	New York Times Co. (The), Class A † (a)	14,259
2,926	Newell Rubbermaid, Inc.	52,112
16,138	News Corp., Class A	317,757
200	Nexstar Broadcasting Group, Inc., Class A † (a)	1,662
4,340	NIKE, Inc., Class B	470,630
2,000	Nordstrom, Inc.	111,440
60	NVR, Inc. †	43,580
5,525	Office Depot, Inc. †	19,061
1,100	OfficeMax, Inc. † (a)	6,292
3,500	Omnicom Group, Inc.	177,275
2,900	Orbitz Worldwide, Inc. † (a)	8,845
41	Orchard Supply Hardware Stores Corp., Class A † (a)	847
1,360	O'Reilly Automotive, Inc. †	124,236
500	Outdoor Channel Holdings, Inc.	3,655
300	Overstock.com, Inc. † (a)	1,572
50	Oxford Industries, Inc.(a)	2,541
200	Pacific Sunwear of California, Inc. † (a)	352
300	Panera Bread Co., Class A †	48,276
700	Penn National Gaming, Inc. † (a)	30,086
400	Penske Automotive Group, Inc.(a)	9,852
1,500	PEP Boys-Manny Moe & Jack	22,380
100	Perry Ellis International, Inc. † (a)	1,867
1,250	PetSmart, Inc.	71,525
1,900	Pier 1 Imports, Inc.	34,542
800	Pinnacle Entertainment, Inc. † (a)	9,208
600	Polaris Industries, Inc.	43,290
275	Premier Exhibitions, Inc. †	974
560	priceline.com, Inc. †	401,800
3,840	Pulte Group, Inc. † (a)	33,984
600	PVH Corp.	53,598
50	Quiksilver, Inc. †	202
1,850	RadioShack Corp.(a)	11,507
565	Ralph Lauren Corp., Class A	98,496

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 11.7% (continued)
1,000	ReachLocal, Inc. † (a)	$7,130
600	Regal Entertainment Group, Class A(a)	8,160
200	Regis Corp.(a)	3,686
250	Rent-A-Center, Inc., Class A	9,438
1,500	Rick's Cabaret International, Inc. †	13,995
100	Rocky Brands, Inc. †	1,361
2,500	Ross Stores, Inc.	145,250
1,625	Royal Caribbean Cruises, Ltd.	47,824
500	Ruby Tuesday, Inc. † (a)	4,565
500	Ryland Group, Inc. (The)(a)	9,640
1,800	Saks, Inc. † (a)	20,898
100	Salem Communications Corp., Class A(a)	471
1,000	Sally Beauty Holdings, Inc. †	24,800
400	School Specialty, Inc. † (a)	1,416
1,500	Scientific Games Corp., Class A †	17,490
900	Scripps Networks Interactive, Inc., Class A(a)	43,821
200	Sealy Corp. † (a)	404
925	Sears Holdings Corp. † (a)	61,281
188	Select Comfort Corp. †	6,089
2,675	Service Corp. International	30,121
400	Shoe Carnival, Inc. †	12,888
100	Shuffle Master, Inc. †	1,760
776	Signet Jewelers, Ltd.	36,689
900	Sinclair Broadcast Group, Inc., Class A	9,954
48,100	Sirius XM Radio, Inc. † (a)	111,111
1,000	Sonic Automotive, Inc., Class A(a)	17,910
800	Sonic Corp. † (a)	6,144
603	Sotheby's(a)	23,722
75	Spartan Motors, Inc.(a)	397
400	Speedway Motorsports, Inc.(a)	7,472
552	Stage Stores, Inc.	8,964
1,892	Stanley Black & Decker, Inc.(a)	145,609
200	Stanley Furniture Co., Inc. †	958
8,075	Staples, Inc.	130,654
8,100	Starbucks Corp.	452,709
1,973	Starwood Hotels & Resorts Worldwide, Inc.	111,297
100	Steinway Musical Instruments, Inc. †	2,500
900	Stewart Enterprises, Inc., Class A(a)	5,463
150	Superior Industries International, Inc.	2,931
1,300	Syms Corp. †	14,105
600	Systemax, Inc. † (a)	10,116
1,500	Talbots, Inc. † (a)	4,545
7,200	Target Corp.	419,544
700	Tempur-Pedic International, Inc. †	59,101
450	Tenneco, Inc. † (a)	16,717
380	Tesla Motors, Inc. † (a)	14,151
1,000	Texas Roadhouse, Inc., Class A(a)	16,640
500	Thor Industries, Inc.	15,780
1,235	Tiffany & Co.	85,376
3,299	Time Warner Cable, Inc., Class A	268,868
10,758	Time Warner, Inc.	406,114
8,100	TJX Cos., Inc.	321,651
1,600	Toll Brothers, Inc. † (a)	38,384
800	Tractor Supply Co.	72,448
200	Trans World Entertainment Corp. †	424
1,057	TripAdvisor, Inc. † (a)	37,703
300	True Religion Apparel, Inc. †	8,220
1,000	TRW Automotive Holdings Corp. †	46,450
200	Tuesday Morning Corp. †	768
600	Tupperware Brands Corp.	38,100
600	Ulta Salon Cosmetics & Fragrance, Inc.	55,734
400	Under Armour, Inc., Class A † (a)	37,600
200	Universal Electronics, Inc. † (a)	3,996
500	Universal Technical Institute, Inc.(a)	6,595
1,400	Urban Outfitters, Inc. † (a)	40,754

Shares		Value
Consumer Discretionary — 11.7% (continued)
200	Value Line, Inc.(a)	$2,456
300	Valuevision Media, Inc., Class A † (a)	621
950	VF Corp.	138,681
6,937	Viacom, Inc., Class B	329,230
2,825	Virgin Media, Inc.(a)	70,569
19,118	Walt Disney Co. (The)	836,986
500	Warnaco Group, Inc. (The) † (a)	29,200
296	Weight Watchers International, Inc.(a)	22,848
4,600	Wendy's Co.(a)	23,046
572	Whirlpool Corp.	43,964
1,100	Williams-Sonoma, Inc.(a)	41,228
500	Winnebago Industries, Inc. † (a)	4,900
400	Wolverine World Wide, Inc.(a)	14,872
600	World Wrestling Entertainment, Inc., Class A(a)	5,322
1,785	Wyndham Worldwide Corp.	83,020
650	Wynn Resorts, Ltd.	81,172
4,650	Yum! Brands, Inc.	330,987
1,900	Zale Corp. †	5,871
		19,540,521
Consumer Staples — 9.7%
200	Alico, Inc.(a)	4,622
2,200	Alliance One International, Inc. † (a)	8,294
21,875	Altria Group, Inc.	675,281
250	Andersons, Inc. (The)	12,172
6,786	Archer-Daniels-Midland Co.	214,845
3,950	Avon Products, Inc.	76,472
1,900	Beam, Inc.	111,283
1,100	Brown-Forman Corp., Class B	91,729
1,900	Bunge, Ltd.(a)	130,036
2,175	Campbell Soup Co.(a)	73,624
1,500	Central European Distribution Corp. † (a)	7,665
1,700	Church & Dwight Co., Inc.	83,623
1,500	Clorox Co.	103,125
23,620	Coca-Cola Co. (The)	1,748,116
4,120	Coca-Cola Enterprises, Inc.	117,832
5,090	Colgate-Palmolive Co.	497,700
4,573	ConAgra Foods, Inc.	120,087
1,550	Constellation Brands, Inc., Class A †	36,565
800	Corn Products International, Inc.	46,120
4,350	Costco Wholesale Corp.	394,980
14,142	CVS Caremark Corp.	633,562
650	Darling International, Inc. †	11,323
2,134	Dean Foods Co. †	25,843
1,500	Dole Food Co., Inc. † (a)	14,970
2,000	Dr. Pepper Snapple Group, Inc.(a)	80,420
800	Energizer Holdings, Inc. †	59,344
2,400	Estee Lauder Cos., Inc. (The), Class A	148,656
1,687	Flowers Foods, Inc.	34,364
7,100	General Mills, Inc.	280,095
1,300	Green Mountain Coffee Roasters, Inc. † (a)	60,892
400	Hain Celestial Group, Inc. (The) † (a)	17,524
1,200	Herbalife, Ltd.	82,584
2,000	Hershey Co. (The)	122,660
3,750	HJ Heinz Co.	200,812
2,100	Hormel Foods Corp.	61,992
550	Ingles Markets, Inc., Class A(a)	9,702
1,219	JM Smucker Co. (The)	99,178
3,050	Kellogg Co.	163,571
4,574	Kimberly-Clark Corp.	337,973
17,271	Kraft Foods, Inc., Class A	656,471
6,825	Kroger Co. (The)	165,370
1,235	Lorillard, Inc.	159,908
70	Mannatech, Inc. †	256
750	McCormick & Co., Inc.(a)	40,823
2,300	Mead Johnson Nutrition Co., Class A	189,704

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — 9.7% (continued)
200	MGP Ingredients, Inc.(a)	$1,076
1,500	Molson Coors Brewing Co., Class B	67,875
1,600	Monster Beverage Corp. †	99,344
700	Nu Skin Enterprises, Inc., Class A	40,537
18,340	PepsiCo, Inc.	1,216,859
18,655	Philip Morris International, Inc.	1,653,020
350	Post Holdings, Inc. † (a)	11,525
1,200	Prestige Brands Holdings, Inc. † (a)	20,976
31,452	Procter & Gamble Co. (The)	2,113,889
700	Ralcorp Holdings, Inc. †	51,863
100	Reliv International, Inc.	135
6,228	Reynolds American, Inc.	258,088
7,050	Rite Aid Corp. † (a)	12,267
70	Rocky Mountain Chocolate Factory, Inc.	648
2,800	Safeway, Inc.(a)	56,588
50	Sanderson Farms, Inc.	2,651
6,720	Sara Lee Corp.	144,682
2,200	Smithfield Foods, Inc. †	48,466
1,000	Snyders-Lance, Inc.(a)	25,850
3,036	SUPERVALU, Inc.(a)	17,335
6,700	Sysco Corp.(a)	200,062
3,805	Tyson Foods, Inc., Class A	72,866
198	USANA Health Sciences, Inc. † (a)	7,391
1,050	Vector Group, Ltd.(a)	18,606
10,000	Walgreen Co.	334,900
20,295	Wal-Mart Stores, Inc.	1,242,054
1,625	Whole Foods Market, Inc.	135,200
		16,066,921
Energy — 10.8%
1,500	Alon USA Energy, Inc.	13,575
2,272	Alpha Natural Resources, Inc. † (a)	34,557
1,000	Amyris, Inc. † (a)	5,180
5,387	Anadarko Petroleum Corp.	422,018
4,346	Apache Corp.	436,512
300	Approach Resources, Inc. † (a)	11,085
3,000	Arch Coal, Inc.(a)	32,130
600	Atwood Oceanics, Inc. †	26,934
4,720	Baker Hughes, Inc.	197,957
600	Barnwell Industries, Inc. †	1,938
400	Berry Petroleum Co., Class A(a)	18,852
900	BioFuel Energy Corp. † (a)	585
900	Bolt Technology Corp.	13,950
300	BP Prudhoe Bay Royalty Trust	37,563
3,100	BPZ Resources, Inc. † (a)	12,493
200	Bristow Group, Inc.	9,546
1,800	Cabot Oil & Gas Corp.	56,106
1,218	Cal Dive International, Inc. † (a)	4,019
1,500	Callon Petroleum Co. †	9,435
2,800	Cameron International Corp. †	147,924
150	CARBO Ceramics, Inc.(a)	15,817
200	Cheniere Energy, Inc. † (a)	2,996
6,600	Chesapeake Energy Corp.(a)	152,922
21,614	Chevron Corp.	2,317,885
447	Cimarex Energy Co.(a)	33,735
600	Clean Energy Fuels Corp. † (a)	12,768
1,000	Cloud Peak Energy, Inc. †	15,930
400	Comstock Resources, Inc. † (a)	6,332
800	Concho Resources, Inc. †	81,664
15,201	ConocoPhillips	1,155,428
2,600	Consol Energy, Inc.(a)	88,660
500	Continental Resources, Inc. † (a)	42,910
200	Cross Timbers Royalty Trust	8,404
500	Crosstex Energy, Inc.(a)	7,070
1,000	CVR Energy, Inc. †	26,750
1,000	Delek US Holdings, Inc.(a)	15,510
3,779	Denbury Resources, Inc. †	68,891
4,336	Devon Energy Corp.	308,376

Shares		Value
Energy — 10.8% (continued)
2,477	DHT Holdings, Inc.(a)	$2,378
850	Diamond Offshore Drilling, Inc.	56,737
800	Dresser-Rand Group, Inc. †	37,112
300	Dril-Quip, Inc. †	19,506
8,264	El Paso Corp.	244,201
15	Energy Partners, Ltd. †	249
1,000	Energy XXI Bermuda, Ltd. †	36,110
2,575	EOG Resources, Inc.	286,082
1,600	EQT Corp.	77,136
2,700	EXCO Resources, Inc.(a)	17,901
812	Exterran Holdings, Inc. † (a)	10,710
54,764	Exxon Mobil Corp.	4,749,682
2,356	FMC Technologies, Inc. †	118,790
950	Forest Oil Corp. †	11,514
100	GeoMet, Inc. † (a)	67
500	Goodrich Petroleum Corp. † (a)	9,510
381	Gulf Island Fabrication, Inc.(a)	11,152
300	Gulfmark Offshore, Inc., Class A †	13,788
350	Gulfport Energy Corp. †	10,192
10,181	Halliburton Co.	337,907
1,000	Helix Energy Solutions Group, Inc. †	17,800
1,150	Helmerich & Payne, Inc.	62,043
1,900	Hercules Offshore, Inc. †	8,987
3,665	Hess Corp.	216,052
1,058	HollyFrontier Corp.	34,015
500	Hornbeck Offshore Services, Inc. † (a)	21,015
1,000	Houston American Energy Corp.(a)	5,220
1,750	ION Geophysical Corp. † (a)	11,288
450	James River Coal Co. † (a)	2,304
2,200	Key Energy Services, Inc. † (a)	33,990
8,200	Kinder Morgan, Inc.(a)	316,930
581	Lone Pine Resources, Inc. †	3,776
400	Lufkin Industries, Inc.(a)	32,260
9	Magnum Hunter Resources Corp. † (a)	58
8,222	Marathon Oil Corp.	260,637
4,111	Marathon Petroleum Corp.	178,253
450	Matrix Service Co. †	6,305
2,875	McDermott International, Inc. †	36,829
1,500	McMoRan Exploration Co. † (a)	16,050
2,400	Murphy Oil Corp.	135,048
3,100	Nabors Industries, Ltd. †	54,219
5,045	National Oilwell Varco, Inc.	400,926
1,525	Newfield Exploration Co. †	52,887
875	Newpark Resources, Inc. † (a)	7,166
1,750	Noble Energy, Inc.	171,115
1,000	Northern Oil and Gas, Inc. † (a)	20,740
400	Oasis Petroleum, Inc. † (a)	12,332
9,405	Occidental Petroleum Corp.	895,638
900	Oceaneering International, Inc.	48,501
500	Oil States International, Inc. †	39,030
113	OYO Geospace Corp. †	11,902
15	Pacific Ethanol, Inc. †	16
730	Patriot Coal Corp. † (a)	4,555
1,950	Patterson-UTI Energy, Inc.	33,716
3,150	Peabody Energy Corp.	91,224
2,300	Petroquest Energy, Inc. † (a)	14,122
1,325	Pioneer Natural Resources Co.	147,857
1,553	Plains Exploration & Production Co. †	66,235
1,700	Pyramid Oil Co. † (a)	8,500
2,200	QEP Resources, Inc.	67,100
1,700	Quicksilver Resources, Inc. † (a)	8,568
1,800	Range Resources Corp.	104,652
600	Rex Energy Corp. †	6,408
600	Rosetta Resources, Inc. †	29,256
1,600	Rowan Cos., Inc. † (a)	52,688
1,012	RPC, Inc.(a)	10,737
4,400	SandRidge Energy, Inc. † (a)	34,452

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Energy — 10.8% (continued)
15,329	Schlumberger, Ltd.	$1,071,957
1,000	Ship Finance International, Ltd.(a)	15,300
750	SM Energy Co.	53,078
1,000	Solazyme, Inc. † (a)	14,630
4,200	Southwestern Energy Co. †	128,520
7,341	Spectra Energy Corp.	231,609
1,065	Sunoco, Inc.(a)	40,630
1,706	Superior Energy Services, Inc. †	44,970
3,500	Syntroleum Corp. † (a)	3,377
1,500	Tesoro Corp. †	40,260
212	TGC Industries, Inc. †	2,103
1,600	Trico Marine Services, Inc. † *	42
1,765	Ultra Petroleum Corp. † (a)	39,942
200	Union Drilling, Inc. †	1,112
500	Unit Corp. †	21,380
1,150	USEC, Inc. † (a)	1,219
1,100	Vaalco Energy, Inc. † (a)	10,395
6,814	Valero Energy Corp.	175,597
1,550	Venoco, Inc. † (a)	16,802
8	Verenium Corp. †	33
800	W&T Offshore, Inc.(a)	16,864
300	Warren Resources, Inc. † (a)	978
500	Western Refining, Inc.(a)	9,410
1,400	Whiting Petroleum Corp. †	76,020
7,050	Williams Cos., Inc. (The)	217,211
800	World Fuel Services Corp.(a)	32,800
2,350	WPX Energy, Inc. † (a)	42,324
500	ZaZa Energy Corp. † (a)	2,335
		18,009,431
Financials — 16.6%
200	21st Century Holding Co. † (a)	888
1	Acadia Realty Trust	23
600	Advance America Cash Advance Centers, Inc.	6,294
600	Affiliated Managers Group, Inc. †	67,086
200	Affirmative Insurance Holdings, Inc. †	106
5,550	Aflac, Inc.	255,245
700	Alexandria Real Estate Equities, Inc.	51,191
6,175	Allstate Corp. (The)	203,281
800	Alterra Capital Holdings, Ltd.(a)	18,384
100	Altisource Portfolio Solutions SA †	6,064
807	American Campus Communities, Inc.	36,089
1,600	American Capital Agency Corp.	47,264
4,200	American Capital, Ltd. †	36,414
1,100	American Equity Investment Life Holding Co.(a)	14,047
10,250	American Express Co.	593,065
1,100	American Financial Group, Inc.	42,438
5,100	American International Group, Inc. †	157,233
300	American National Insurance Co.	21,756
4,425	American Tower Corp., Class A	278,863
2,580	Ameriprise Financial, Inc.	147,395
1,000	Amtrust Financial Services, Inc.(a)	26,880
11,525	Annaly Capital Management, Inc.(a)	182,326
1,500	Anworth Mortgage Asset Corp.	9,870
3,550	Aon Corp.	174,163
1,256	Apartment Investment & Management Co., Class A	33,171
2,200	Apollo Investment Corp. †	15,774
200	Arbor Realty Trust, Inc. † (a)	1,118
1,200	Arch Capital Group, Ltd. †	44,688
4	Arlington Asset Investment Corp., Class A(a)	89
1,150	Arthur J. Gallagher & Co.	41,101
544	Ashford Hospitality Trust, Inc.	4,901
1,100	Aspen Insurance Holdings, Ltd.(a)	30,734
400	Asset Acceptance Capital Corp. † (a)	1,896

Shares		Value
Financials — 16.6% (continued)
1,354	Associated Banc-Corp	$18,902
300	Associated Estates Realty Corp.	4,902
900	Assurant, Inc.	36,450
1,600	Assured Guaranty, Ltd.(a)	26,432
700	Astoria Financial Corp.(a)	6,902
600	AV Homes, Inc. †	7,308
847	AvalonBay Communities, Inc.	119,723
1,700	Axis Capital Holdings, Ltd.	56,389
50	Bancorp, Inc. † (a)	502
1,150	BancorpSouth, Inc.	15,490
117,248	Bank of America Corp.	1,122,063
450	Bank of Hawaii Corp.	21,757
11,913	Bank of New York Mellon Corp. (The)	287,461
16	BankAtlantic Bancorp, Inc., Class A † (a)	66
700	BankFinancial Corp.	4,634
1,000	BankUnited, Inc.(a)	25,000
7,925	BB&T Corp.	248,766
600	BBCN Bancorp, Inc. † (a)	6,678
500	Beneficial Mutual Bancorp, Inc. †	4,370
21,220	Berkshire Hathaway, Inc., Class B †	1,722,003
1,000	BGC Partners, Inc., Class A	7,390
2,000	BioMed Realty Trust, Inc.(a)	37,960
1,100	BlackRock, Inc., Class A	225,390
1,000	Boston Private Financial Holdings, Inc.	9,910
1,625	Boston Properties, Inc.	170,609
1,988	Brandywine Realty Trust	22,822
1,075	BRE Properties, Inc.	54,341
3,075	Brookfield Properties Corp.	53,659
1,500	Brookline Bancorp, Inc.	14,055
1,400	Brown & Brown, Inc.	33,292
100	Camden National Corp.(a)	3,515
825	Camden Property Trust	54,244
350	Capital City Bank Group, Inc.(a)	2,607
4,850	Capital One Financial Corp.	270,339
3,839	CapitalSource, Inc.	25,337
1,000	Capitol Federal Financial, Inc.	11,860
700	CapLease, Inc.(a)	2,821
1,700	Capstead Mortgage Corp.	22,287
100	Cardinal Financial Corp.	1,130
288	Cathay General Bancorp(a)	5,098
1,780	CBL & Associates Properties, Inc.(a)	33,678
600	CBOE Holdings, Inc.(a)	17,052
3,825	CBRE Group, Inc., Class A †	76,347
650	Cedar Shopping Centers, Inc.(a)	3,328
11,314	Charles Schwab Corp. (The)	162,582
400	Charter Financial Corp.	3,584
500	Chemical Financial Corp.(a)	11,720
11,900	Chimera Investment Corp.(a)	33,677
3,300	Chubb Corp.	228,063
23	CIFC Corp. †	143
1,394	Cincinnati Financial Corp.(a)	48,107
2,150	CIT Group, Inc. †	88,666
33,765	Citigroup, Inc.	1,234,111
600	City National Corp.(a)	31,482
775	CME Group, Inc., Class A	224,231
300	CNA Financial Corp.	8,799
2,900	CNO Financial Group, Inc. † (a)	22,562
750	CoBiz Financial, Inc.	5,302
1,000	Cogdell Spencer, Inc.(a)	4,240
350	Cohen & Steers, Inc.(a)	11,165
1,429	Colonial Properties Trust	31,052
276	Columbia Banking System, Inc.	6,287
2,433	Comerica, Inc.	78,732
1,240	Commerce Bancshares, Inc.	50,245
1,293	CommonWealth REIT	24,076
500	Community Bank System, Inc.(a)	14,390
100	Community Trust Bancorp, Inc.	3,207

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 16.6% (continued)
200	CompuCredit Holdings Corp. †	$1,160
850	Corporate Office Properties Trust(a)	19,728
1,863	Cousins Properties, Inc.	14,122
199	Cowen Group, Inc., Class A †	539
200	Crawford & Co., Class B	980
937	CubeSmart	11,150
600	Cullen/Frost Bankers, Inc.	34,914
1,000	CVB Financial Corp.(a)	11,740
1,000	CYS Investments, Inc.(a)	13,090
3,450	DCT Industrial Trust, Inc.	20,355
2,995	DDR Corp.(a)	43,727
322	Delphi Financial Group, Inc., Class A	14,416
2,502	DiamondRock Hospitality Co.	25,746
1,000	Digital Realty Trust, Inc.(a)	73,970
5,425	Discover Financial Services	180,870
1,100	Donegal Group, Inc., Class A	15,037
1,100	Douglas Emmett, Inc.(a)	25,091
400	Duff & Phelps Corp., Class A	6,216
3,101	Duke Realty Corp.	44,468
700	DuPont Fabros Technology, Inc.(a)	17,115
3,778	E*Trade Financial Corp. †	41,369
2,000	East West Bancorp, Inc.	46,180
1,325	Eaton Vance Corp.(a)	37,868
1,000	Education Realty Trust, Inc.	10,840
900	eHealth, Inc. †	14,679
200	Encore Capital Group, Inc. †	4,510
700	Endurance Specialty Holdings, Ltd.	28,462
50	Enterprise Financial Services Corp.(a)	587
300	Entertainment Properties Trust	13,914
500	Equity Lifestyle Properties, Inc.	34,870
1,000	Equity One, Inc.(a)	20,220
3,479	Equity Residential	217,855
400	Essex Property Trust, Inc.(a)	60,604
700	Everest Re Group, Ltd.	64,764
1,500	Extra Space Storage, Inc.(a)	43,185
1,000	Ezcorp, Inc., Class A †	32,455
625	Federal Realty Investment Trust	60,494
1,200	Federated Investors, Inc., Class B(a)	26,892
1,000	FelCor Lodging Trust, Inc. † (a)	3,600
2,291	Fidelity National Financial, Inc., Class A(a)	41,307
11,701	Fifth Third Bancorp	164,399
1,200	Financial Institutions, Inc.	19,404
100	First Acceptance Corp. †	139
827	First American Financial Corp.	13,753
300	First BanCorp	3,279
166	First Bank of Puerto Rico †	730
500	First Cash Financial Services, Inc. † (a)	21,445
800	First Commonwealth Financial Corp.(a)	4,896
425	First Community Bancshares, Inc.(a)	5,678
100	First Financial Corp.(a)	3,175
2,433	First Horizon National Corp.	25,255
650	First Industrial Realty Trust, Inc. †	8,028
50	First Marblehead Corp. (The) †	61
3,424	First Niagara Financial Group, Inc.	33,692
800	First Potomac Realty Trust	9,672
600	First Republic Bank †	19,764
1,007	FirstMerit Corp.	16,978
950	Flagstone Reinsurance Holdings SA	7,476
1,500	FNB Corp.(a)	18,120
2,100	Forest City Enterprises, Inc., Class A †	32,886
1,760	Franklin Resources, Inc.	218,293
950	Franklin Street Properties Corp.(a)	10,070
2,734	Fulton Financial Corp.	28,707
4,665	General Growth Properties, Inc.	79,258
5,850	Genworth Financial, Inc., Class A †	48,672
400	Getty Realty Corp.(a)	6,232

Shares		Value
Financials — 16.6% (continued)
900	Glacier Bancorp, Inc.(a)	$13,446
1,000	Gleacher & Co., Inc. † (a)	1,360
800	Glimcher Realty Trust	8,176
5,625	Goldman Sachs Group, Inc. (The)	699,581
435	Gramercy Capital Corp. †	1,161
338	Green Bankshares, Inc. † (a)	571
1,000	Guaranty Bancorp † (a)	1,990
100	Hallmark Financial Services † (a)	789
627	Hancock Holding Co.	22,265
69	Hanmi Financial Corp. † (a)	698
700	Hanover Insurance Group, Inc. (The)	28,784
200	Harleysville Group, Inc.(a)	11,540
4,750	Hartford Financial Services Group, Inc.	100,130
1,000	Hatteras Financial Corp.	27,900
1,175	HCC Insurance Holdings, Inc.	36,625
4,625	HCP, Inc.	182,503
2,200	Health Care REIT, Inc.	120,912
500	Healthcare Realty Trust, Inc.(a)	11,000
50	Heritage Commerce Corp. †	321
700	Hersha Hospitality Trust, Class A(a)	3,822
650	Highwoods Properties, Inc.(a)	21,658
1,500	Hilltop Holdings, Inc. † (a)	12,585
660	Home Bancshares, Inc.(a)	17,563
500	Home Properties, Inc.	30,505
1,000	Horace Mann Educators Corp.(a)	17,620
1,500	Hospitality Properties Trust	39,705
8,624	Host Hotels & Resorts, Inc.	141,606
44	Howard Hughes Corp. (The) †	2,810
6,626	Hudson City Bancorp, Inc.	48,436
9,351	Huntington Bancshares, Inc.	60,314
100	ICG Group, Inc. †	895
85	IMPAC Mortgage Holdings, Inc. †	207
300	Infinity Property & Casualty Corp.	15,699
1,100	Inland Real Estate Corp.(a)	9,757
1,500	Interactive Brokers Group, Inc., Class A(a)	25,500
875	IntercontinentalExchange, Inc. †	120,242
700	International Bancshares Corp.	14,805
500	International. FCStone, Inc. † (a)	10,550
550	Intervest Bancshares Corp., Class A †	2,101
1,000	Invesco Mortgage Capital, Inc.	17,650
4,800	Invesco, Ltd.	128,016
1,000	Investment Technology Group, Inc. †	11,960
800	Investors Bancorp, Inc. †	12,016
1,800	Investors Real Estate Trust	13,842
1,564	iStar Financial, Inc. † (a)	11,339
2,475	Janus Capital Group, Inc.	22,052
1,700	Jefferies Group, Inc.(a)	32,028
500	Jones Lang LaSalle, Inc.	41,655
43,409	JPMorgan Chase & Co.	1,995,946
600	Kearny Financial Corp.(a)	5,850
350	Kemper Corp.(a)	10,598
12,173	KeyCorp	103,470
700	Kilroy Realty Corp.(a)	32,627
4,625	Kimco Realty Corp.	89,078
800	Kite Realty Group Trust(a)	4,216
1,400	Knight Capital Group, Inc., Class A †	18,018
1,500	LaSalle Hotel Properties(a)	42,210
1,700	Legg Mason, Inc.(a)	47,481
2,505	Leucadia National Corp.	65,381
1,626	Lexington Realty Trust(a)	14,618
1,450	Liberty Property Trust(a)	51,794
3,700	Lincoln National Corp.(a)	97,532
3,300	Loews Corp.	131,571
200	LPL Investment Holdings, Inc.	7,588
1,372	M&T Bank Corp.(a)	119,199
1,287	Macerich Co. (The)(a)	74,324

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 16.6% (continued)
1,500	Mack-Cali Realty Corp.	$43,230
1,000	Maiden Holdings, Ltd.	9,000
5,370	Marsh & McLennan Cos., Inc.(a)	176,082
244	MB Financial, Inc.	5,122
1,900	MBIA, Inc. † (a)	18,620
967	Meadowbrook Insurance Group, Inc.	9,022
600	Medallion Financial Corp.	6,696
1,500	Medical Properties Trust, Inc.	13,920
9,921	MetLife, Inc.	370,549
4,000	MFA Financial, Inc.	29,880
1,500	MGIC Investment Corp. † (a)	7,440
100	Mid-America Apartment Communities, Inc.	6,703
400	Montpelier Re Holdings, Ltd.(a)	7,728
1,575	Moody's Corp.	66,308
17,825	Morgan Stanley	350,083
3,800	MPG Office Trust, Inc. † (a)	8,892
1,072	MSCI, Inc., Class A †	39,460
1,450	NASDAQ OMX Group, Inc. (The) †	37,555
400	National Interstate Corp.	10,232
2,500	National Penn Bancshares, Inc.	22,125
500	National Retail Properties, Inc.(a)	13,595
500	NBT Bancorp, Inc.(a)	11,040
4,312	New York Community Bancorp, Inc.(a)	59,980
350	Newcastle Investment Corp.	2,198
10	North Valley Bancorp †	123
2,850	Northern Trust Corp.	135,233
156	NorthStar Realty Finance Corp.(a)	844
875	Northwest Bancshares, Inc.	11,113
3,350	NYSE Euronext	100,533
300	Ocwen Financial Corp. †	4,689
1,500	Old National Bancorp(a)	19,710
3,236	Old Republic International Corp.(a)	34,140
400	Old Second Bancorp, Inc. † (a)	728
1,800	Omega Healthcare Investors, Inc.	38,268
600	OneBeacon Insurance Group, Ltd., Class A(a)	9,246
432	Oriental Financial Group, Inc.	5,227
400	Oritani Financial Corp.(a)	5,872
200	Parkway Properties, Inc.(a)	2,096
900	PartnerRe, Ltd.(a)	61,101
1,000	Pebblebrook Hotel Trust	22,580
4,347	People's United Financial, Inc.	57,554
123	PHH Corp. † (a)	1,903
1,250	Phoenix Cos., Inc. (The) †	3,062
2,100	Piedmont Office Realty Trust, Inc., Class A(a)	37,275
900	Pinnacle Financial Partners, Inc. † (a)	16,515
500	Platinum Underwriters Holdings, Ltd.	18,250
1,884	Plum Creek Timber Co., Inc.(a)	78,299
6,000	PNC Financial Services Group, Inc.	386,940
11,575	Popular, Inc. †	23,729
600	Post Properties, Inc.(a)	28,116
200	Preferred Bank † (a)	2,356
1,000	Primerica †	25,210
100	Primus Guaranty, Ltd. †	605
3,400	Principal Financial Group, Inc.	100,334
1,222	PrivateBancorp, Inc., Class A(a)	18,538
265	ProAssurance Corp.	23,349
6,125	Progressive Corp. (The)	141,977
4,735	ProLogis, Inc.	170,555
500	Prosperity Bancshares, Inc.	22,900
1,000	Protective Life Corp.	29,620
1,500	Provident Financial Services, Inc.(a)	21,795
1,050	Provident New York Bancorp(a)	8,883
5,350	Prudential Financial, Inc.	339,137
1,639	Public Storage	226,461

Shares		Value
Financials — 16.6% (continued)
2,077	Pzena Investment Management, Inc., Class A(a)	$12,150
1,370	Radian Group, Inc.(a)	5,959
66	RAIT Financial Trust(a)	328
1,000	Ramco-Gershenson Properties Trust(a)	12,220
1,200	Raymond James Financial, Inc.(a)	43,836
1,501	Rayonier, Inc.(a)	66,179
1,300	Realty Income Corp.(a)	50,349
1,200	Redwood Trust, Inc.	13,440
1,025	Regency Centers Corp.	45,592
13,306	Regions Financial Corp.	87,687
850	Reinsurance Group of America, Inc., Class A	50,550
700	RenaissanceRe Holdings, Ltd.(a)	53,011
50	Renasant Corp.	814
315	Republic Bancorp, Inc., Class A(a)	7,535
250	Resource America, Inc., Class A	1,577
200	Resource Capital Corp.(a)	1,078
1,000	RLJ Lodging Trust(a)	18,630
1,700	Roma Financial Corp.	16,643
174	Rouse Properties, Inc. † (a)	2,356
233	Sabra Health Care REIT, Inc.	3,831
200	Saul Centers, Inc.(a)	8,072
700	SeaBright Holdings, Inc.(a)	6,363
750	Seacoast Banking Corp. of Florida † (a)	1,320
2,000	SEI Investments Co.	41,380
600	Selective Insurance Group, Inc.	10,566
1,650	Senior Housing Properties Trust	36,382
400	Signature Bank † (a)	25,216
200	Simmons First National Corp., Class A(a)	5,166
3,346	Simon Property Group, Inc.	487,445
1,000	SL Green Realty Corp.(a)	77,550
5,500	SLM Corp.	86,680
50	Southwest Bancorp, Inc. † (a)	461
316	Sovran Self Storage, Inc.	15,746
500	St. Joe Co. (The) † (a)	9,505
490	StanCorp Financial Group, Inc.	20,061
1,000	Starwood Property Trust, Inc.	21,020
400	State Auto Financial Corp.(a)	5,844
6,015	State Street Corp.	273,683
270	Steel Excel, Inc. †	7,560
50	Sterling Bancorp, Class N	479
300	Stewart Information Services Corp.(a)	4,263
640	Stifel Financial Corp. †	24,218
2,100	Strategic Hotels & Resorts, Inc. †	13,818
50	Suffolk Bancorp †	649
822	Sun Bancorp, Inc. † (a)	2,902
500	Sun Communities, Inc.(a)	21,665
2,595	Sunstone Hotel Investors, Inc. †	25,275
6,580	SunTrust Banks, Inc.	159,039
3,378	Susquehanna Bancshares, Inc.	33,375
450	SVB Financial Group †	28,953
1,000	Symetra Financial Corp.	11,530
10,831	Synovus Financial Corp.(a)	22,204
3,025	T Rowe Price Group, Inc.	197,533
1,000	Tanger Factory Outlet Centers	29,730
500	Taubman Centers, Inc.	36,475
500	Taylor Capital Group, Inc. † (a)	7,175
1,500	TCF Financial Corp.(a)	17,835
3,103	TD Ameritrade Holding Corp.	61,253
50	Tejon Ranch Co. †	1,432
784	Texas Capital Bancshares, Inc. †	27,142
1,250	TFS Financial Corp. † (a)	11,875
1,100	Torchmark Corp.	54,835
100	TowneBank(a)	1,349
4,659	Travelers Cos., Inc. (The)	275,813
90	Tree.com, Inc. †	684

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 16.6% (continued)
400	Trico Bancshares(a)	$6,968
1,208	Trustco Bank Corp.	6,898
1,000	Trustmark Corp.(a)	24,980
22,209	U.S. Bancorp	703,581
2,328	UDR, Inc.	62,181
1,300	Umpqua Holdings Corp.(a)	17,628
474	United Community Banks, Inc. † (a)	4,621
317	United Community Financial Corp. †	729
403	United Financial Bancorp, Inc.	6,375
300	United Fire Group, Inc.(a)	5,367
342	United Security Bancshares †	838
200	Universal Health Realty Income Trust(a)	7,926
3,407	Unum Group	83,403
500	Urstadt Biddle Properties, Inc., Class A	9,870
300	Validus Holdings, Ltd.	9,285
1,744	Valley National Bancorp(a)	22,585
3,315	Ventas, Inc.	189,286
565	Virginia Commerce Bancorp, Inc. † (a)	4,961
157	Virtus Investment Partners, Inc. † (a)	13,467
5,200	Visa, Inc., Class A	613,600
2,132	Vornado Realty Trust	179,514
1,187	W.R. Berkley Corp.	42,874
1,400	Waddell & Reed Financial, Inc., Class A	45,374
220	Walter Investment Management Corp.	4,961
1,333	Washington Federal, Inc.	22,421
1,250	Washington Real Estate Investment Trust (a)	37,125
400	Washington Trust Bancorp, Inc.(a)	9,656
550	Waterstone Financial, Inc. † (a)	1,733
800	Webster Financial Corp.	18,136
1,700	Weingarten Realty Investors(a)	44,931
56,717	Wells Fargo & Co.	1,936,318
383	Westamerica Bancorporation(a)	18,384
1,150	Western Alliance Bancorp †	9,741
200	Westfield Financial, Inc.	1,582
80	White Mountains Insurance Group, Ltd.	40,138
700	Wilshire Bancorp, Inc. † (a)	3,381
500	Wintrust Financial Corp.(a)	17,895
10	WP Stewart & Co., Ltd. †	60
1,630	Zions Bancorporation(a)	34,980
400	ZipRealty, Inc. †	548
		27,548,384
Health Care — 11.3%
18,000	Abbott Laboratories	1,103,220
100	Acadia Pharmaceuticals, Inc. †	216
300	Accretive Health, Inc. † (a)	5,991
3,631	Aetna, Inc.	182,131
200	Affymetrix, Inc. † (a)	854
3,746	Agilent Technologies, Inc.	166,734
100	Air Methods Corp. † (a)	8,725
400	Akorn, Inc. † (a)	4,680
700	Albany Molecular Research, Inc. † (a)	1,890
500	Alere, Inc. † (a)	13,005
1,800	Alexion Pharmaceuticals, Inc. †	167,148
750	Align Technology, Inc. † (a)	20,662
1,000	Alkermes PLC † (a)	18,550
3,580	Allergan, Inc.	341,639
700	Alliance HealthCare Services, Inc. † (a)	1,050
1,600	Allos Therapeutics, Inc. †	2,368
1,500	Allscripts Healthcare Solutions, Inc. †	24,900
1,321	Alnylam Pharmaceuticals, Inc. † (a)	14,623
100	AMAG Pharmaceuticals, Inc. † (a)	1,593
201	Amedisys, Inc. † (a)	2,906
1,800	American Caresource Holdings, Inc. †	919
500	AMERIGROUP Corp. † (a)	33,640
3,180	AmerisourceBergen Corp., Class A	126,182
9,571	Amgen, Inc.	650,732

Shares		Value
Health Care — 11.3% (continued)
300	Amicus Therapeutics, Inc. †	$1,584
250	AMN Healthcare Services, Inc. † (a)	1,515
400	Amsurg Corp., Class A †	11,192
2,250	Amylin Pharmaceuticals, Inc. † (a)	56,160
600	Angeion Corp. †	3,444
500	Anika Therapeutics, Inc. †	6,270
300	Arena Pharmaceuticals, Inc. † (a)	921
1,000	Ariad Pharmaceuticals, Inc. †	15,950
100	AspenBio Pharma, Inc. † (a)	72
1,000	Auxilium Pharmaceuticals, Inc. †	18,570
6,288	Baxter International, Inc.	375,897
2,440	Becton Dickinson and Co.	189,466
800	Biodel, Inc. †	472
2,055	Biogen Idec, Inc. †	258,868
1,000	BioMarin Pharmaceutical, Inc. † (a)	34,250
200	Bio-Rad Laboratories, Inc., Class A †	20,738
16,439	Boston Scientific Corp. †	98,305
17,800	Bristol-Myers Squibb Co.	600,750
1,000	Brookdale Senior Living, Inc., Class A † (a)	18,720
1,000	Bruker Corp. †	15,310
200	BSD Medical Corp. †	412
825	C.R. Bard, Inc.	81,444
700	Cadence Pharmaceuticals, Inc. † (a)	2,590
1,850	Cambrex Corp. †	12,931
100	Capital Senior Living Corp. † (a)	924
3,986	Cardinal Health, Inc.	171,836
2,293	CareFusion Corp. †	59,457
500	Catalyst Health Solutions, Inc. † (a)	31,865
5,326	Celgene Corp. †	412,872
1,133	Cell Therapeutics, Inc. †	1,473
27	Celldex Therapeutics, Inc. †	137
500	Cepheid, Inc. †	20,915
1,600	Cerner Corp. †	121,856
500	Charles River Laboratories International, Inc. †	18,045
3,400	CIGNA Corp.	167,450
200	Cleveland Biolabs, Inc. †	492
37	Codexis, Inc. †	135
1,100	Community Health Systems, Inc. †	24,464
100	Computer Programs & Systems, Inc.	5,652
243	Conceptus, Inc. † (a)	3,494
300	CONMED Corp.	8,961
400	Cooper Cos., Inc. (The)	32,684
1,500	Cornerstone Therapeutics, Inc. †	8,940
550	Covance, Inc. †	26,197
1,516	Coventry Health Care, Inc.	53,924
500	Cubist Pharmaceuticals, Inc. † (a)	21,625
300	Cyberonics, Inc. †	11,439
1,477	Cynosure, Inc., Class A †	26,379
2,300	Cytori Therapeutics, Inc. † (a)	5,727
1,075	DaVita, Inc. †	96,933
1,700	Dendreon Corp. † (a)	18,114
1,075	DENTSPLY International, Inc.(a)	43,140
100	Dyax Corp. † (a)	156
1,100	Edwards Lifesciences Corp. †	80,003
11,695	Eli Lilly & Co.	470,958
793	Emergent Biosolutions, Inc. †	12,688
889	Emeritus Corp. †	15,700
1,400	Endo Pharmaceuticals Holdings, Inc. †	54,222
1,100	eResearchTechnology, Inc. †	8,602
800	Exelixis, Inc. † (a)	4,144
5,700	Express Scripts, Inc., Class A † (a)	308,826
100	Five Star Quality Care, Inc. †	341
3,250	Forest Laboratories, Inc. †	112,742
116	Furiex Pharmaceuticals, Inc. †	2,741
500	Galena Biopharma, Inc. † (a)	1,110

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 11.3% (continued)
200	Genomic Health, Inc. †	$6,122
575	Gen-Probe, Inc. †	38,186
50	Gentiva Health Services, Inc. † (a)	437
1,100	Geron Corp. † (a)	1,859
8,800	Gilead Sciences, Inc. †	429,880
450	GTx, Inc. † (a)	1,733
1,700	Halozyme Therapeutics, Inc. †	21,692
500	HCA Holdings, Inc.	12,370
3,350	Health Management Associates, Inc., Class A †	22,512
700	Health Net, Inc. †	27,804
1,100	HealthSouth Corp. †	22,528
1,100	Henry Schein, Inc. †	83,248
300	Hill-Rom Holdings, Inc.	10,023
2,452	Hologic, Inc. †	52,841
1,740	Hospira, Inc. † (a)	65,059
1,650	Human Genome Sciences, Inc. † (a)	13,596
1,900	Humana, Inc.	175,712
200	ICU Medical, Inc. †	9,832
1,300	Idenix Pharmaceuticals, Inc. † (a)	12,727
400	IDEXX Laboratories, Inc. †	34,980
1,388	Illumina, Inc. † (a)	73,023
1,000	Immunogen, Inc. † (a)	14,390
1,000	Impax Laboratories, Inc. †	24,570
2,300	Incyte Corp., Ltd. † (a)	44,390
600	Infinity Pharmaceuticals, Inc. †	7,176
300	Integra LifeSciences Holdings Corp. † (a)	10,407
562	InterMune, Inc. † (a)	8,245
365	Intuitive Surgical, Inc. †	197,739
200	IRIS International, Inc. †	2,702
1,000	Ironwood Pharmaceuticals, Inc., Class A † (a)	13,310
700	Isis Pharmaceuticals, Inc. † (a)	6,139
300	Jazz Pharmaceuticals PLC †	14,541
29,685	Johnson & Johnson	1,958,023
300	Keryx Biopharmaceuticals, Inc. † (a)	1,494
400	KV Pharmaceutical Co., Class A † (a)	528
1,075	Laboratory Corp. of America Holdings †	98,406
200	LCA-Vision, Inc. †	1,256
600	LHC Group, Inc. †	11,118
1,833	Life Technologies Corp. †	89,487
565	LifePoint Hospitals, Inc. † (a)	22,284
16	Ligand Pharmaceuticals, Inc., Class B † (a)	255
1,050	Lincare Holdings, Inc.(a)	27,174
400	Magellan Health Services, Inc. †	19,524
500	MAKO Surgical Corp. † (a)	21,075
1,600	MannKind Corp. † (a)	3,952
5	Marina Biotech, Inc. †	3
600	Masimo Corp. †	14,028
200	Maxygen, Inc. † (a)	1,148
2,750	McKesson Corp.	241,367
400	MedAssets, Inc. †	5,264
4,248	Medco Health Solutions, Inc. †	298,634
700	Medicis Pharmaceutical Corp., Class A(a)	26,313
600	Mednax, Inc. †	44,622
12,668	Medtronic, Inc.	496,459
32,405	Merck & Co., Inc.	1,244,352
100	Merge Healthcare, Inc. † (a)	585
300	Mettler-Toledo International, Inc. † (a)	55,425
1,000	MModal, Inc. † (a)	10,550
600	Molina Healthcare, Inc. † (a)	20,178
200	Momenta Pharmaceuticals, Inc. † (a)	3,064
5,350	Mylan, Inc. †	125,458
375	Myrexis, Inc. †	1,136
500	Myriad Genetics, Inc. †	11,830
300	National Healthcare Corp.(a)	13,668

Shares		Value
Health Care — 11.3% (continued)
950	Nektar Therapeutics † (a)	$7,524
200	Neurocrine Biosciences, Inc. †	1,594
1,000	NuVasive, Inc. †	16,840
1,000	NxStage Medical, Inc. † (a)	19,270
900	Oculus Innovative Sciences, Inc. † (a)	1,197
1,300	Omnicare, Inc.(a)	46,241
325	Onyx Pharmaceuticals, Inc. †	12,246
3,000	Opko Health, Inc. † (a)	14,190
1,500	Optimer Pharmaceuticals, Inc. † (a)	20,850
750	Orexigen Therapeutics, Inc. †	3,075
700	Owens & Minor, Inc.(a)	21,287
50	Palomar Medical Technologies, Inc. † (a)	467
600	PAREXEL International Corp. †	16,182
950	Patterson Cos., Inc.	31,730
800	PDI, Inc. †	5,336
1,100	PDL BioPharma, Inc.(a)	6,985
1,517	PerkinElmer, Inc.	41,960
850	Perrigo Co.	87,813
87,804	Pfizer, Inc.	1,989,639
381	PharMerica Corp. † (a)	4,736
400	Pozen, Inc. †	2,400
800	Progenics Pharmaceuticals, Inc. †	7,920
200	Providence Service Corp. (The) †	3,102
500	PSS World Medical, Inc. † (a)	12,670
1,925	Quest Diagnostics, Inc.(a)	117,714
800	Questcor Pharmaceuticals, Inc. † (a)	30,096
600	Regeneron Pharmaceuticals, Inc. †	69,972
1,800	ResMed, Inc. † (a)	55,638
1,600	Rigel Pharmaceuticals, Inc. † (a)	12,880
418	RTI Biologics, Inc. †	1,547
600	Sagent Pharmaceuticals, Inc. † (a)	10,722
600	Salix Pharmaceuticals, Ltd. † (a)	31,500
300	Sangamo Biosciences, Inc. †	1,470
800	Savient Pharmaceuticals, Inc. † (a)	1,744
1,500	Seattle Genetics, Inc. † (a)	30,570
1,000	Select Medical Holdings Corp. † (a)	7,690
1,500	Sequenom, Inc. † (a)	6,105
600	Simulations Plus, Inc.	2,646
350	Sirona Dental Systems, Inc. †	18,039
700	Skilled Healthcare Group, Inc., Class A † (a)	5,362
600	Solta Medical, Inc. † (a)	1,818
100	Somaxon Pharmaceuticals, Inc. † (a)	52
3,250	St. Jude Medical, Inc.	144,007
650	STERIS Corp.	20,553
4,070	Stryker Corp.(a)	225,804
233	Sun Healthcare Group, Inc. † (a)	1,594
200	Symmetry Medical, Inc. †	1,414
400	Synta Pharmaceuticals Corp. † (a)	1,740
1,000	Team Health Holdings, Inc. †	20,560
500	Techne Corp.	35,050
500	Teleflex, Inc.(a)	30,575
5,626	Tenet Healthcare Corp. † (a)	29,874
1,000	Theravance, Inc. † (a)	19,500
4,459	Thermo Fisher Scientific, Inc.	251,398
600	Thoratec Corp. † (a)	20,226
1,000	TranS1, Inc. † (a)	3,670
50	Transcend Services, Inc. †	1,468
80	Transcept Pharmaceuticals, Inc. † (a)	842
600	Triple-S Management Corp., Class B † (a)	13,860
600	United Therapeutics Corp. †	28,278
11,712	UnitedHealth Group, Inc.	690,305
500	Universal American Corp.	5,390
1,100	Universal Health Services, Inc., Class B	46,101
1,200	Varian Medical Systems, Inc. †	82,752
500	VCA Antech, Inc. † (a)	11,605
2,100	Vertex Pharmaceuticals, Inc. †	86,121

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 11.3% (continued)
700	Viropharma, Inc. † (a)	$21,049
500	Volcano Corp. † (a)	14,175
1,000	Waters Corp. †	92,660
1,350	Watson Pharmaceuticals, Inc. †	90,531
3,763	WellPoint, Inc.	277,709
2,400	Zimmer Holdings, Inc.	154,272
200	Zoll Medical Corp. †	18,526
		18,738,413
Industrials — 10.7%
1,000	3D Systems Corp. † (a)	23,540
7,635	3M Co.	681,118
1,500	A123 Systems, Inc. † (a)	1,680
300	Acacia Research-Acacia Technologies †(a)	12,522
1,240	Actuant Corp., Class A(a)	35,948
300	Acuity Brands, Inc.(a)	18,849
1,100	AECOM Technology Corp. †	24,607
850	AGCO Corp. †	40,129
1,000	Air Lease Corp., Class A † (a)	24,070
1,200	Aircastle, Ltd.	14,688
600	Alaska Air Group, Inc. †	21,492
100	Albany International Corp., Class A(a)	2,295
450	Alexander & Baldwin, Inc.	21,802
250	Alliant Techsystems, Inc.	12,530
100	Amerco, Inc.	10,551
1,575	AMETEK, Inc.	76,403
3,275	AMR Corp. †	1,611
1,500	AMREP Corp. †	13,110
500	Apogee Enterprises, Inc.	6,475
200	Armstrong World Industries, Inc.(a)	9,754
250	Ascent Solar Technologies, Inc. † (a)	158
200	Astec Industries, Inc. †	7,296
1,100	Avery Dennison Corp.	33,143
992	Avis Budget Group, Inc. †	14,037
300	AZZ, Inc.(a)	15,492
1,437	Babcock & Wilcox Co. †	37,003
600	Barnes Group, Inc.	15,786
1,075	BE Aerospace, Inc. †	49,955
500	Blount International, Inc. †	8,340
900	BlueLinx Holdings, Inc. †	2,376
6,940	Boeing Co. (The)	516,128
445	Brady Corp., Class A	14,396
450	Brink's Co. (The)	10,742
450	Builders FirstSource, Inc. † (a)	1,904
500	Carlisle Cos., Inc.	24,960
100	Casella Waste Systems, Inc., Class A †	623
6,800	Caterpillar, Inc.	724,336
1,300	CBIZ, Inc. †	8,216
400	CDI Corp.(a)	7,172
400	Ceco Environmental Corp.(a)	3,100
300	Celadon Group, Inc.(a)	4,665
800	Cenveo, Inc. † (a)	2,704
1,850	CH Robinson Worldwide, Inc.	121,156
400	Chart Industries, Inc. † (a)	29,332
1,032	Cintas Corp.(a)	40,372
400	CLARCOR, Inc.	19,636
540	Clean Harbors, Inc. †	36,358
300	Coleman Cable, Inc. †	2,916
400	Columbus McKinnon Corp. †	6,516
900	Comfort Systems USA, Inc.	9,819
300	Commercial Vehicle Group, Inc. †	3,663
100	Competitive Technologies, Inc. † (a)	112
550	Con-way, Inc.	17,935
1,400	Copart, Inc. †	36,498
800	Corrections Corp. of America † (a)	21,848
1,750	Covanta Holding Corp.	28,403
100	Covenant Transportation Group, Inc., Class A † (a)	320

Shares		Value
Industrials — 10.7% (continued)
300	Crane Co.	$14,550
10,850	CSX Corp.	233,492
1,805	Cummins, Inc.	216,672
300	Curtiss-Wright Corp.	11,103
6,136	Danaher Corp.	343,616
4,750	Deere & Co.	384,275
10,050	Delta Air Lines, Inc. †	99,595
1,500	Dolan Co. (The) †	13,665
500	Dollar Thrifty Automotive Group, Inc. † (a)	40,455
1,800	Donaldson Co., Inc.	64,314
2,050	Dover Corp.	129,027
500	Dun & Bradstreet Corp.	42,365
100	DXP Enterprises, Inc. † (a)	4,349
400	Dynamic Materials Corp.(a)	8,444
1,800	Eagle Bulk Shipping, Inc. † (a)	3,492
3,800	Eaton Corp.	189,354
500	EMCOR Group, Inc.	13,860
8,378	Emerson Electric Co.	437,164
700	Empire Resources, Inc.	2,100
550	Encore Wire Corp.	16,352
500	Energy Recovery, Inc. †	1,150
2,500	EnergySolutions, Inc. † (a)	12,250
300	EnerNOC, Inc. † (a)	2,160
1,000	EnerSys †	34,650
50	Ennis, Inc.	791
1,375	Equifax, Inc.	60,857
200	ESCO Technologies, Inc.	7,354
1,500	Excel Maritime Carriers, Ltd., Class A †(a)	3,000
2,200	Exelis, Inc.	27,544
2,425	Expeditors International of Washington, Inc.	112,787
3,000	Fastenal Co.	162,300
1,000	Federal Signal Corp. † (a)	5,560
2,982	FedEx Corp.	274,225
200	Flanders Corp. † (a)	878
700	Flowserve Corp.	80,857
1,900	Fluor Corp.	114,076
1,900	Fortune Brands Home & Security, Inc. †	41,933
300	Franklin Electric Co., Inc.	14,721
500	FreightCar America, Inc.(a)	11,245
100	Frozen Food Express Industries †	122
600	FTI Consulting, Inc. † (a)	22,512
700	Fuel Tech, Inc. † (a)	3,822
500	FuelCell Energy, Inc. †	785
300	Furmanite Corp. †	1,926
750	Gardner Denver, Inc.(a)	47,265
200	GATX Corp.	8,060
1,500	GenCorp, Inc. † (a)	10,650
625	General Cable Corp. † (a)	18,175
3,540	General Dynamics Corp.	259,765
120,646	General Electric Co.	2,421,365
1,000	Geo Group, Inc. (The) †	19,010
1,425	Goodrich Corp.	178,752
406	Gorman-Rupp Co. (The)	11,847
487	Graco, Inc.	25,840
1,350	GrafTech International, Ltd. †	16,119
400	Granite Construction, Inc.(a)	11,496
1,500	Great Lakes Dredge & Dock Corp.(a)	10,830
550	Greenbrier Cos., Inc. †	10,884
350	Griffon Corp.(a)	3,745
850	Hardinge, Inc.	8,041
1,200	Harsco Corp.	28,152
1,500	Hawaiian Holdings, Inc. †	7,845
200	Heidrick & Struggles International, Inc.	4,406
600	Herman Miller, Inc.	13,776
2,150	Hertz Global Holdings, Inc. † (a)	32,336

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 10.7% (continued)
1,550	Hexcel Corp. †	$37,215
300	Hill International, Inc. †	1,179
400	HNI Corp.(a)	11,100
600	Hoku Corp. † (a)	375
7,925	Honeywell International, Inc.	483,821
42	Horizon Lines, Inc., Class A †	243
300	Hubbell, Inc., Class B	23,574
525	Huntington Ingalls Industries, Inc. †	21,126
400	Hurco Cos., Inc. †	11,300
200	Huron Consulting Group, Inc. †	7,512
975	IDEX Corp.	41,077
450	IHS, Inc., Class A † (a)	42,143
1,000	II-VI, Inc. † (a)	23,650
5,066	Illinois Tool Works, Inc.	289,370
875	Industrial Services of America, Inc. † (a)	4,699
500	Innerworkings, Inc. † (a)	5,825
500	Innovaro, Inc. † (a)	375
100	Innovative Solutions & Support, Inc. †	441
36	Insperity, Inc.	1,103
500	Integrated Electrical Services, Inc. †	1,925
1,300	Interface, Inc., Class A	18,135
500	Interline Brands, Inc. † (a)	10,805
400	International Shipholding Corp.(a)	9,236
400	Intersections, Inc.	5,112
1,650	Iron Mountain, Inc.	47,520
1,100	ITT Corp.	25,234
1,000	Jacobs Engineering Group, Inc. †	44,370
1,075	JB Hunt Transport Services, Inc.	58,448
2,525	JetBlue Airways Corp. † (a)	12,347
251	John Bean Technologies Corp.	4,066
1,075	Joy Global, Inc.	79,012
200	Kadant, Inc. † (a)	4,764
1,323	Kansas City Southern	94,846
1,000	KAR Auction Services, Inc. † (a)	16,210
1,550	KBR, Inc.	55,103
400	Kelly Services, Inc., Class A	6,396
500	Kennametal, Inc.(a)	22,265
150	Kforce, Inc. † (a)	2,235
700	Kimball International, Inc., Class B	4,837
600	Kirby Corp. †	39,474
387	Knight Transportation, Inc.(a)	6,834
500	Knoll, Inc.	8,320
10	Kratos Defense & Security Solutions, Inc. † (a)	53
1,075	L-3 Communications Holdings, Inc., Class 3	76,078
600	Landstar System, Inc.	34,632
600	Layne Christensen Co. † (a)	13,350
657	Lennox International, Inc.(a)	26,477
1,000	Lincoln Electric Holdings, Inc.	45,320
200	Lindsay Corp.	13,254
100	LMI Aerospace, Inc. † (a)	1,820
2,565	Lockheed Martin Corp.	230,491
700	LSI Industries, Inc.(a)	5,131
1,600	Manitowoc Co., Inc. (The)(a)	22,176
1,002	Manpower, Inc.	47,465
100	Marten Transport, Ltd.(a)	2,207
3,250	Masco Corp.(a)	43,453
1,000	MasTec, Inc. † (a)	18,090
1,550	Meritor, Inc. †	12,508
3,150	Metalico, Inc. †	13,450
300	Mfri, Inc. †	2,250
200	Michael Baker Corp. † (a)	4,770
1,081	Mobile Mini, Inc. † (a)	22,831
300	MSC Industrial Direct Co., Inc., Class A	24,984
1,900	Mueller Water Products, Inc., Class A	6,327
200	NACCO Industries, Inc., Class A(a)	23,274

Shares		Value
Industrials — 10.7% (continued)
1,500	Navigant Consulting, Inc. †	$20,865
700	Navistar International Corp. †	28,315
500	NCI Building Systems, Inc. †	5,755
600	Nordson Corp.	32,706
4,000	Norfolk Southern Corp.	263,320
2,650	Northrop Grumman Corp.	161,862
600	Old Dominion Freight Line, Inc. †	28,602
100	On Assignment, Inc. †	1,747
500	Orion Energy Systems, Inc. †	1,190
1,000	Oshkosh Corp. †	23,170
1,250	Owens Corning †	45,037
4,255	PACCAR, Inc.	199,262
3,000	Pacer International, Inc. † (a)	18,960
1,250	Pall Corp.(a)	74,537
1,693	Parker Hannifin Corp.	143,143
1,300	Pentair, Inc.(a)	61,893
600	Pike Electric Corp. † (a)	4,938
2,125	Pitney Bowes, Inc.(a)	37,357
300	Polypore International, Inc. † (a)	10,548
100	Portfolio Recovery Associates, Inc. †	7,172
250	PowerSecure International, Inc. † (a)	1,515
1,620	Precision Castparts Corp.	280,098
1,000	Quanex Building Products Corp.(a)	17,630
2,450	Quanta Services, Inc. †	51,205
300	Raven Industries, Inc.(a)	18,303
4,000	Raytheon Co.	211,120
400	Regal-Beloit Corp.	26,220
1,500	Republic Airways Holdings, Inc. † (a)	7,410
3,218	Republic Services, Inc., Class A	98,342
200	Resources Connection, Inc.	2,810
447	Robbins & Myers, Inc.	23,266
1,700	Robert Half International, Inc.	51,510
1,540	Rockwell Automation, Inc.	122,738
1,825	Rockwell Collins, Inc.	105,047
1,050	Rollins, Inc.	22,344
1,070	Roper Industries, Inc.	106,101
1,000	RPX Corp. † (a)	16,960
1,850	RR Donnelley & Sons Co.(a)	22,922
1,200	RSC Holdings, Inc. †	27,108
75	Rush Enterprises, Inc., Class A †	1,591
400	Ryder System, Inc.	21,120
150	Saia, Inc. †	2,552
100	Sauer-Danfoss, Inc.	4,700
1,200	Shaw Group, Inc. (The) †	38,052
300	SIFCO Industries, Inc.	5,616
50	Simpson Manufacturing Co., Inc.	1,612
1,100	SkyWest, Inc.	12,155
600	Snap-on, Inc.	36,582
7,799	Southwest Airlines Co.	64,264
1,000	Spirit Aerosystems Holdings, Inc., Class A †	24,460
1,000	Spirit Airlines, Inc. †	20,070
584	SPX Corp.	45,278
1,350	Standard Register Co. (The)(a)	1,687
50	Standex International Corp.	2,060
1,000	Steelcase, Inc., Class A	9,600
775	Stericycle, Inc. †	64,821
1,000	Swift Transportation Co., Class A †	11,540
102	SYKES Enterprises, Inc. †	1,612
100	Sypris Solutions, Inc.(a)	405
500	TAL International Group, Inc.(a)	18,355
200	Taser International, Inc. † (a)	868
500	Team, Inc. †	15,475
500	Tecumseh Products Co., Class A † (a)	2,010
250	Tennant Co.(a)	11,000
1,300	Terex Corp. † (a)	29,250
743	Tetra Tech, Inc. †	19,585

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 10.7% (continued)
700	Textainer Group Holdings, Ltd.(a)	$23,730
3,200	Textron, Inc.	89,056
600	Thomas & Betts Corp. †	43,146
800	Timken Co.	40,592
312	Titan International, Inc.(a)	7,379
300	Toro Co. (The)	21,333
700	Towers Watson & Co., Class A	46,249
600	TransDigm Group, Inc. †	69,456
100	TRC Cos., Inc. †	611
671	Tredegar Corp.(a)	13,145
300	Trex Co., Inc. † (a)	9,624
100	Trimas Corp. †	2,239
900	Trinity Industries, Inc.	29,655
300	Triumph Group, Inc.(a)	18,798
800	TrueBlue, Inc. †	14,304
500	Tutor Perini Corp. †	7,790
400	Twin Disc, Inc.(a)	10,436
200	Ultralife Corp. †	1,036
200	Unifirst Corp.	12,310
4,760	Union Pacific Corp.	511,605
3,805	United Continental Holdings, Inc. † (a)	81,808
8,500	United Parcel Service, Inc., Class B	686,120
1,100	United Rentals, Inc. † (a)	47,179
9,254	United Technologies Corp.	767,527
850	URS Corp.	36,142
1,500	US Airways Group, Inc. † (a)	11,385
500	US Ecology, Inc.(a)	10,870
200	US Home Systems, Inc.	1,864
900	UTi Worldwide, Inc.	15,507
3,400	Valence Technology, Inc. † (a)	2,748
1,500	Verisk Analytics, Inc., Class A †	70,455
400	Viad Corp.	7,772
300	Vicor Corp.(a)	2,400
750	Volt Information Sciences, Inc. †	4,680
50	Wabash National Corp. † (a)	518
591	WABCO Holdings, Inc. †	35,744
300	Wabtec Corp.	22,611
1,462	Waste Connections, Inc.	47,559
4,050	Waste Management, Inc.(a)	141,588
300	Watts Water Technologies, Inc., Class A(a)	12,225
250	Werner Enterprises, Inc.	6,215
600	WESCO International, Inc. † (a)	39,186
500	Woodward Governor Co.(a)	21,415
685	WW Grainger, Inc.(a)	147,145
2,200	Xylem, Inc.	61,050
		17,722,266
Information Technology — 19.1%
546	Accelrys, Inc. †	4,357
95	ACI Worldwide, Inc. †	3,826
600	Acme Packet, Inc. † (a)	16,512
4,638	Activision Blizzard, Inc.(a)	59,459
800	Acxiom Corp. †	11,744
600	ADDvantage Technologies Group, Inc.† (a)	1,392
5,087	Adobe Systems, Inc. †	174,535
600	ADTRAN, Inc.(a)	18,714
700	Advanced Energy Industries, Inc. † (a)	9,184
6,750	Advanced Micro Devices, Inc. †	54,135
1,000	Advent Software, Inc. †	25,600
500	Aehr Test Systems † (a)	480
1,000	Aeroflex Holding Corp. † (a)	11,140
500	Agilysys, Inc. † (a)	4,495
1,959	Akamai Technologies, Inc. †	71,895
650	Alliance Data Systems Corp. †	81,874
2,950	Altera Corp.	117,469
1,050	Amkor Technology, Inc. † (a)	6,452

Shares		Value
Information Technology — 19.1% (continued)
1,625	Amphenol Corp., Class A	$97,126
300	Anadigics, Inc. † (a)	711
3,350	Analog Devices, Inc.	135,340
200	Anaren, Inc. †	3,670
922	ANSYS, Inc. †	59,948
1,441	AOL, Inc. † (a)	27,336
9,980	Apple, Inc. †	5,982,711
15,383	Applied Materials, Inc.	191,365
1,500	Applied Micro Circuits Corp. † (a)	10,410
1,000	Ariba, Inc. †	32,710
854	Arris Group, Inc. †	9,650
1,350	Arrow Electronics, Inc. †	56,659
1,500	Aruba Networks, Inc. † (a)	33,420
700	Aspen Technology, Inc. †	14,371
100	Astea International, Inc. †	335
5,250	Atmel Corp. †	51,765
486	ATMI, Inc. †	11,324
2,200	Autodesk, Inc. †	93,104
5,565	Automatic Data Processing, Inc.	307,132
1,778	Aviat Networks, Inc. † (a)	5,014
1,825	Avnet, Inc. †	66,412
1,000	AVX Corp.	13,260
289	Axcelis Technologies, Inc. †	497
200	Badger Meter, Inc.	6,798
300	Bel Fuse, Inc., Class B	5,301
1,150	Benchmark Electronics, Inc. †	18,963
298	Black Box Corp.	7,602
300	Blackbaud, Inc.	9,969
1,942	BMC Software, Inc. †	77,991
1,000	Booz Allen Hamilton Holding Corp., Class A	17,030
600	Brightpoint, Inc. † (a)	4,830
5,465	Broadcom Corp., Class A	214,774
1,250	Broadridge Financial Solutions, Inc.	29,888
7,350	Brocade Communications Systems, Inc. †	42,263
106	Brooks Automation, Inc.	1,307
100	BTU International, Inc. †	309
4,322	CA, Inc.	119,114
100	Cabot Microelectronics Corp.(a)	3,888
2,402	Cadence Design Systems, Inc. †	28,440
175	Calix, Inc. † (a)	1,493
200	Callidus Software, Inc. † (a)	1,562
200	Cascade Microtech, Inc. † (a)	974
500	Cavium, Inc. † (a)	15,470
900	CIBER, Inc. † (a)	3,816
997	Ciena Corp. † (a)	16,141
200	Cinedigm Digital Cinema Corp., Class A † (a)	338
400	Cirrus Logic, Inc. † (a)	9,520
61,423	Cisco Systems, Inc.	1,299,096
2,125	Citrix Systems, Inc. †	167,684
500	Cognex Corp.(a)	21,180
3,175	Cognizant Technology Solutions Corp., Class A †	244,316
400	Coherent, Inc. †	23,332
1,880	Computer Sciences Corp.(a)	56,287
2,025	Compuware Corp. †	18,610
400	comScore, Inc. †	8,556
100	Comtech Telecommunications Corp.(a)	3,258
400	Constant Contact, Inc. † (a)	11,916
1,300	Convergys Corp. †	17,355
1,827	CoreLogic, Inc. †	29,817
500	Cornerstone OnDemand, Inc. †	10,920
15,969	Corning, Inc.	224,844
100	Cray, Inc. † (a)	732
900	Cree, Inc. † (a)	28,467
200	Crexendo, Inc.(a)	684

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 19.1% (continued)
1,128	CSG Systems International, Inc. †	$17,078
100	CTS Corp.	1,052
1,625	Cypress Semiconductor Corp.	25,399
800	Daktronics, Inc.	7,112
600	Datalink Corp. †	5,712
500	DealerTrack Holdings, Inc. †	15,130
16,700	Dell, Inc. †	277,220
403	Deltek, Inc. † (a)	4,296
1,000	Demand Media, Inc. † (a)	7,250
388	Dice Holdings, Inc. † (a)	3,620
650	Diebold, Inc.	25,038
400	Digital Ally, Inc. † (a)	308
700	Digital River, Inc. † (a)	13,097
300	Diodes, Inc. † (a)	6,954
300	Ditech Networks, Inc. † (a)	294
200	Document Security Systems, Inc. † (a)	604
600	Dolby Laboratories, Inc., Class A † (a)	22,836
400	DST Systems, Inc.	21,692
1,421	Earthlink, Inc.	11,354
12,050	eBay, Inc. †	444,524
331	Ebix, Inc.(a)	7,666
150	Echelon Corp. † (a)	664
1,000	EchoStar Corp., Class A †	28,140
100	Electro Scientific Industries, Inc.(a)	1,501
3,600	Electronic Arts, Inc. †	59,328
729	Electronics for Imaging, Inc. †	12,116
22,779	EMC Corp. †	680,636
125	Emcore Corp. † (a)	596
1,000	Emulex Corp. †	10,380
1,836	Entegris, Inc. †	17,148
16	Entorian Technologies, Inc. †	40
1,500	EPIQ Systems, Inc.(a)	18,150
400	Equinix, Inc. † (a)	62,980
500	Exar Corp. † (a)	4,200
200	Extreme Networks † (a)	766
900	F5 Networks, Inc. †	121,464
550	Factset Research Systems, Inc.(a)	54,472
200	Fair Isaac Corp.	8,780
1,250	Fairchild Semiconductor International, Inc., Class A †	18,375
900	FalconStor Software, Inc. † (a)	3,366
200	FARO Technologies, Inc. †	11,666
2,610	Fidelity National Information Services, Inc.	86,443
1,200	Finisar Corp. † (a)	24,180
700	First Solar, Inc. † (a)	17,535
1,628	Fiserv, Inc. †	112,967
700	FleetCor Technologies, Inc. †	27,139
1,500	FLIR Systems, Inc.	37,965
350	Formfactor, Inc. † (a)	1,953
255	Forrester Research, Inc.	8,262
1,000	Fortinet, Inc. †	27,650
1,000	Freescale Semiconductor Holdings, Ltd † (a)	15,390
1,100	Gartner, Inc. †	46,904
1,000	Genpact, Ltd. †	16,300
102	GigOptix, Inc. † (a)	284
1,850	Global Cash Access Holdings, Inc. †	14,430
1,050	Global Payments, Inc.	49,875
200	Globecomm Systems, Inc. †	2,896
400	Glu Mobile, Inc. † (a)	1,940
2,720	Google, Inc., Class A †	1,744,173
1,100	GT Advanced Technologies, Inc. † (a)	9,097
200	Guidance Software, Inc. † (a)	2,210
800	Harmonic, Inc. † (a)	4,376
1,225	Harris Corp.(a)	55,223
23,177	Hewlett-Packard Co.	552,308

Shares		Value
Information Technology — 19.1% (continued)
300	Hittite Microwave Corp. †	$16,293
1,100	Hutchinson Technology, Inc. † (a)	2,420
1,000	IAC/InterActive Corp.	49,090
100	ID Systems, Inc. †	598
100	iGO, Inc. †	85
50	Ikanos Communications, Inc. †	37
600	Infinera Corp. † (a)	4,872
1,075	Informatica Corp. †	56,867
100	Infosonics Corp. †	80
250	Infospace, Inc. †	3,202
2,100	Ingram Micro, Inc., Class A †	38,976
500	Insight Enterprises, Inc. †	10,965
1,560	Integrated Device Technology, Inc. †	11,154
400	Integrated Silicon Solution, Inc. †	4,464
57,984	Intel Corp.	1,629,930
350	Interactive Intelligence Group, Inc. † (a)	10,679
600	InterDigital, Inc.(a)	20,916
200	Intermec, Inc. †	1,546
371	Internap Network Services Corp. †	2,723
12,660	International Business Machines Corp.	2,641,509
350	International Rectifier Corp. †	8,075
600	Interphase Corp. † (a)	3,258
850	Intersil Corp., Class A	9,520
3,025	Intuit, Inc.	181,893
381	IPG Photonics Corp. † (a)	19,831
500	Itron, Inc. †	22,705
1,200	Ixia † (a)	14,988
800	IXYS Corp. † (a)	10,560
450	j2 Global, Inc.(a)	12,906
2,400	Jabil Circuit, Inc.	60,288
1,000	Jack Henry & Associates, Inc.	34,120
550	JDA Software Group, Inc. †	15,114
3,203	JDS Uniphase Corp. † (a)	46,411
6,165	Juniper Networks, Inc. †	141,055
233	Kemet Corp. † (a)	2,181
600	KEY Tronic Corp. †	5,688
100	Keynote Systems, Inc.	1,976
1,625	KLA-Tencor Corp.	88,432
400	Kulicke & Soffa Industries, Inc. † (a)	4,972
1,225	Lam Research Corp. † (a)	54,659
200	Lattice Semiconductor Corp. †	1,286
100	LeCroy Corp. †	1,039
500	Lender Processing Services, Inc.	13,000
375	Lexmark International, Inc., Class A(a)	12,465
2,100	Limelight Networks, Inc. †	6,909
1,725	Linear Technology Corp.	58,132
200	Littelfuse, Inc.	12,540
193	Local.com Corp. † (a)	496
200	LoJack Corp. †	794
700	LoopNet, Inc. † (a)	13,146
200	Loral Space & Communications, Inc. † (a)	15,920
100	LRAD Corp. †	154
6,096	LSI Corp. †	52,913
600	MakeMusic, Inc. † (a)	2,580
200	Marchex, Inc., Class B(a)	892
700	Market Leader, Inc. †	2,562
600	Marlborough Software Development Holdings, Inc. † (a)	714
5,750	Marvell Technology Group, Ltd. †	90,448
1,160	Mastercard, Inc., Class A	487,826
400	Mattson Technology, Inc. †	1,108
1,900	Maxim Integrated Products, Inc.	54,321
200	Measurement Specialties, Inc. †	6,740
3,575	MEMC Electronic Materials, Inc. † (a)	12,906
1,200	Mentor Graphics Corp. †	17,832
100	Mercury Computer Systems, Inc. †	1,325
400	Methode Electronics, Inc.(a)	3,712

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 19.1% (continued)
600	Micrel, Inc.(a)	$6,156
1,537	Microchip Technology, Inc.(a)	57,176
10,552	Micron Technology, Inc. †	85,471
1,400	Micronetics, Inc. †	11,410
500	MICROS Systems, Inc. †	27,645
650	Microsemi Corp. †	13,936
89,087	Microsoft Corp.	2,873,056
200	MIPS Technologies, Inc., Class A †	1,088
600	MKS Instruments, Inc.	17,718
1,175	Molex, Inc.(a)	33,041
662	MoneyGram International, Inc. †	11,916
500	Monolithic Power Systems, Inc. †	9,835
1,550	Monster Worldwide, Inc. † (a)	15,113
100	MoSys, Inc. † (a)	397
2,895	Motorola Mobility Holdings, Inc. †	113,600
3,880	Motorola Solutions, Inc.	197,220
1	Move, Inc. †	10
328	Multi-Fineline Electronix, Inc. †	9,004
200	Nanometrics, Inc. † (a)	3,702
900	NAPCO Security Technologies, Inc. †	2,817
1,012	National Instruments Corp.	28,862
1,925	NCR Corp. †	41,792
3,450	NetApp, Inc. †	154,456
500	Netlist, Inc. †	1,770
400	Netscout Systems, Inc. †	8,136
600	NetSuite, Inc. †	30,174
100	Network Equipment Technologies, Inc. † (a)	107
750	NeuStar, Inc., Class A †	27,937
200	Newport Corp. † (a)	3,544
1,000	NIC, Inc.	12,130
50	Novatel Wireless, Inc. † (a)	167
500	Novellus Systems, Inc. †	24,955
3,050	Nuance Communications, Inc. † (a)	78,019
100	NVE Corp. † (a)	5,300
5,825	NVIDIA Corp. †	89,647
600	Omnivision Technologies, Inc. † (a)	12,000
5,105	ON Semiconductor Corp. †	45,996
100	Online Resources Corp. †	285
285	OpenTable, Inc. † (a)	11,534
311	Openwave Systems, Inc. † (a)	706
100	Opnet Technologies, Inc.(a)	2,900
50	Opnext, Inc. † (a)	78
44,930	Oracle Corp.	1,310,159
200	OSI Systems, Inc. †	12,260
33	Overland Storage, Inc. †	73
100	PAR Technology Corp. †	488
10	Parametric Sound Corp. †	44
1,240	Parametric Technology Corp. †	34,646
600	Park Electrochemical Corp.	18,138
200	Parkervision, Inc. † (a)	214
3,650	Paychex, Inc.	113,114
400	PC Mall, Inc. † (a)	2,404
300	Pegasystems, Inc.(a)	11,448
100	Pericom Semiconductor Corp. †	809
8	Pfsweb, Inc. †	32
33	Pixelworks, Inc. † (a)	76
100	Planar Systems, Inc. †	236
450	Plantronics, Inc.	18,117
100	PLX Technology, Inc. †	402
2,225	PMC - Sierra, Inc. † (a)	16,087
1,900	Polycom, Inc. †	36,233
300	Power Integrations, Inc.(a)	11,136
200	Power-One, Inc. †	910
76	Powerwave Technologies, Inc. † (a)	156
220	PRGX Global, Inc. †	1,384
40	QAD, Inc., Class B †	524

Shares		Value
Information Technology — 19.1% (continued)
1,000	QLIK Technologies, Inc. †	$32,000
1,650	QLogic Corp. † (a)	29,304
19,425	QUALCOMM, Inc.	1,321,289
500	Quest Software, Inc. †	11,635
900	Rackspace Hosting, Inc. † (a)	52,011
1,000	Rambus, Inc. † (a)	6,450
1,000	RealD, Inc. † (a)	13,500
681	RealNetworks, Inc.(a)	6,769
1,490	Red Hat, Inc. †	89,236
600	Relm Wireless Corp. † (a)	978
2,627	RF Micro Devices, Inc. † (a)	13,082
1,400	Riverbed Technology, Inc. † (a)	39,312
300	Rosetta Stone, Inc. † (a)	3,096
1,020	Rovi Corp. †	33,201
340	Rudolph Technologies, Inc. † (a)	3,777
3,925	SAIC, Inc.	51,810
1,100	Salesforce.com, Inc. † (a)	169,961
2,325	SanDisk Corp. †	115,297
1,833	Sanmina-SCI Corp. †	20,988
1,650	Sapient Corp.	20,543
300	Scansource, Inc. †	11,196
600	Semtech Corp. †	17,076
300	ShoreTel, Inc. †	1,704
100	Silicon Image, Inc. †	588
500	Silicon Laboratories, Inc. † (a)	21,500
1,707	Skyworks Solutions, Inc. †	47,199
300	Smith Micro Software, Inc. † (a)	699
500	SolarWinds, Inc. †	19,325
800	Solera Holdings, Inc.	36,712
4,725	Sonus Networks, Inc. † (a)	13,703
300	Sourcefire, Inc. † (a)	14,439
900	Spire Corp. †	1,044
1,000	SS&C Technologies Holdings, Inc. †	23,330
200	STEC, Inc. †	1,888
1,000	SunPower Corp., Class A † (a)	6,380
430	Sycamore Networks, Inc. † (a)	7,628
8,383	Symantec Corp. †	156,762
100	Symmetricom, Inc. †	577
300	SYNNEX Corp. † (a)	11,442
1,417	Synopsys, Inc. †	43,445
300	Syntel, Inc.	16,800
550	Take-Two Interactive Software, Inc. †	8,462
700	Tech Data Corp. †	37,982
800	TechTarget, Inc. † (a)	5,544
5,404	Tellabs, Inc.	21,886
1,800	Teradata Corp. †	122,670
1,825	Teradyne, Inc. † (a)	30,824
1,000	Tessco Technologies, Inc.	25,470
400	Tessera Technologies, Inc.	6,900
11,060	Texas Instruments, Inc.	371,727
1,000	THQ, Inc. † (a)	560
1,825	TIBCO Software, Inc. †	55,663
800	TiVo, Inc. † (a)	9,592
200	TNS, Inc. †	4,346
1,937	Total System Services, Inc.	44,687
100	Travelzoo, Inc. † (a)	2,300
1,267	Trimble Navigation, Ltd. †	68,950
500	Trio-Tech International †	1,080
1,300	TriQuint Semiconductor, Inc. †	8,964
1,200	TTM Technologies, Inc. † (a)	13,788
500	Tyler Technologies, Inc. † (a)	19,205
400	Ultimate Software Group, Inc. †	29,312
427	Unisys Corp. †	8,420
800	United Online, Inc.(a)	3,912
700	Universal Display Corp. † (a)	25,571
200	UTStarcom Holdings Corp. †	290
505	ValueClick, Inc. † (a)	9,969

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 19.1% (continued)
450	VASCO Data Security International, Inc. † (a)	$4,855
1,015	VeriFone Systems, Inc. † (a)	52,648
1,416	VeriSign, Inc.(a)	54,289
55	Viasystems Group, Inc. † (a)	1,044
425	Vicon Industries, Inc. †	1,356
1,000	VirnetX Holding Corp. † (a)	23,930
1,000	Virtusa Corp. † (a)	17,270
1,806	Vishay Intertechnology, Inc. †	21,961
129	Vishay Precision Group, Inc. †	1,913
585	VMware, Inc., Class A †	65,736
300	Volterra Semiconductor Corp. † (a)	10,325
200	Web.com Group, Inc. † (a)	2,886
958	WebMD Health Corp., Class A †	24,506
300	WebMediaBrands, Inc. † (a)	312
2,525	Western Digital Corp. †	104,510
7,854	Western Union Co. (The)(a)	138,230
200	Wireless Ronin Technologies, Inc. †	164
100	WPCS International, Inc. †	127
15,678	Xerox Corp.	126,678
2,175	Xilinx, Inc.	79,235
800	XO Group, Inc. †	7,512
900	X-Rite, Inc. † (a)	4,086
11,900	Yahoo!, Inc. †	181,118
825	Zebra Technologies Corp., Class A †	33,974
1,000	Zygo Corp. † (a)	19,570
		31,755,551
Materials — 3.9%
81	A Schulman, Inc.	2,189
2,295	Air Products & Chemicals, Inc.	210,681
735	Airgas, Inc.	65,393
1,875	AK Steel Holding Corp.(a)	14,175
1,000	Albemarle Corp.	63,920
12,298	Alcoa, Inc.	123,226
1,050	Allegheny Technologies, Inc.	43,228
900	Allied Nevada Gold Corp. † (a)	29,277
500	AM Castle & Co. † (a)	6,325
200	AMCOL International Corp.(a)	5,898
400	American Vanguard Corp.(a)	8,676
850	Aptargroup, Inc.	46,555
717	Ashland, Inc.	43,780
348	Balchem Corp.	10,527
2,000	Ball Corp.	85,760
1,150	Bemis Co., Inc.	37,134
300	Buckeye Technologies, Inc.	10,191
700	Cabot Corp.	29,876
500	Carpenter Technology Corp.	26,115
1,500	Celanese Corp., Ser A, Class A	69,270
600	Century Aluminum Co. † (a)	5,328
725	CF Industries Holdings, Inc.	132,421
1,005	Chemtura Corp. †	17,065
1,400	Cliffs Natural Resources, Inc.(a)	96,964
1,110	Coeur d'Alene Mines Corp. † (a)	26,351
1,300	Commercial Metals Co.(a)	19,266
400	Compass Minerals International, Inc.(a)	28,696
1,800	Core Molding Technologies, Inc. †	16,560
2,000	Crown Holdings, Inc. †	73,660
600	Cytec Industries, Inc.	36,474
100	Deltic Timber Corp.(a)	6,329
400	Domtar Corp.	38,152
11,461	Dow Chemical Co. (The)	397,009
1,400	Eastman Chemical Co.	72,366
2,800	Ecolab, Inc.	172,816
10,521	EI du Pont de Nemours & Co.	556,561
1,000	Ferro Corp. †	5,940
1,300	Flotek Industries, Inc. † (a)	15,626
800	FMC Corp.	84,688

Shares		Value
Materials — 3.9% (continued)
10,794	Freeport-McMoRan Copper & Gold, Inc.	$410,604
1,000	Friedman Industries, Inc.	10,900
500	Globe Specialty Metals, Inc.	7,435
2,900	Graphic Packaging Holding Co. †	16,008
2,000	Headwaters, Inc. † (a)	8,360
3,400	Hecla Mining Co.(a)	15,708
300	Horsehead Holding Corp. † (a)	3,417
2,150	Huntsman Corp.	30,121
1,000	International Flavors & Fragrances, Inc.	58,600
4,542	International Paper Co.	159,424
400	Intrepid Potash, Inc. †	9,732
1,100	Louisiana-Pacific Corp. † (a)	10,285
400	Martin Marietta Materials, Inc.(a)	34,252
1,200	McEwen Mining, Inc. † (a)	5,328
1,376	MeadWestvaco Corp.	43,468
1,000	Metals USA Holdings Corp. † (a)	14,410
190	Minerals Technologies, Inc.	12,428
800	Molycorp, Inc. † (a)	27,064
6,115	Monsanto Co.	487,732
1,900	Mosaic Co.	105,051
200	Myers Industries, Inc.	2,950
100	NewMarket Corp.(a)	18,740
5,350	Newmont Mining Corp.	274,295
100	NL Industries, Inc.	1,490
1,000	Noranda Aluminum Holding Corp.	9,970
2,670	Nucor Corp.	114,677
770	Olin Corp.(a)	16,748
1,475	Owens-Illinois, Inc. †	34,426
1,550	Packaging Corp. of America	45,864
1,000	PH Glatfelter Co.	15,780
1,000	PolyOne Corp.	14,400
1,755	PPG Industries, Inc.	168,129
3,425	Praxair, Inc.	392,642
1,000	Reliance Steel & Aluminum Co.	56,480
400	Rock-Tenn Co., Class A	27,024
600	Rockwood Holdings, Inc. †	31,290
600	Royal Gold, Inc.(a)	39,132
1,300	RPM International, Inc.	34,047
700	Scotts Miracle-Gro Co. (The), Class A(a)	37,912
1,300	Sealed Air Corp.	25,103
100	Senomyx, Inc. † (a)	274
500	Sensient Technologies Corp.	19,000
1,080	Sherwin-Williams Co. (The)	117,364
1,200	Sigma-Aldrich Corp.	87,672
700	Silgan Holdings, Inc.	30,940
1,800	Solutia, Inc.	50,292
775	Sonoco Products Co.	25,730
2,122	Southern Copper Corp.(a)	67,289
500	Spartech Corp. † (a)	2,440
2,800	Steel Dynamics, Inc.	40,712
1,600	Stillwater Mining Co. † (a)	20,224
564	SunCoke Energy, Inc. † (a)	8,014
192	Texas Industries, Inc.(a)	6,722
1,273	Titanium Metals Corp.	17,262
500	UFP Technologies, Inc. †	9,725
50	United States Lime & Minerals, Inc. † (a)	2,994
900	United States Steel Corp.(a)	26,433
1,000	US Energy Corp. † (a)	3,160
1,300	Valspar Corp.	62,777
1,000	Verso Paper Corp. † (a)	1,880
3,200	Vista Gold Corp. †	10,048
944	Vulcan Materials Co.	40,337
700	Walter Energy, Inc.	41,447
1,300	Wausau Paper Corp.	12,194
100	Westlake Chemical Corp.(a)	6,479
5,508	Weyerhaeuser Co.	120,735
1,000	Worthington Industries, Inc.	19,180

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 3.9% (continued)
400	WR Grace & Co. †	$23,120
50	Zep, Inc.	720
		6,441,058
Telecommunication Services — 2.5%
600	Alaska Communications Systems Group, Inc.(a)	1,848
67,724	AT&T, Inc.	2,115,021
200	Atlantic Telegraph-Network, Inc.	7,272
5,610	CenturyLink, Inc.	216,826
1,425	Cincinnati Bell, Inc. † (a)	5,728
4,600	Clearwire Corp., Class A † (a)	10,488
200	Cogent Communications Group, Inc. †(a)	3,816
3,000	Crown Castle International Corp. †	160,020
11,886	Frontier Communications Corp.(a)	49,565
600	General Communication, Inc.,Class A†(a)	5,232
7,400	Globalstar, Inc. † (a)	5,180
16	IDT Corp., Class B	149
1,500	Leap Wireless International, Inc. † (a)	13,095
1,374	Level 3 Communications, Inc. † (a)	35,353
3,700	MetroPCS Communications, Inc. †	33,374
500	Neutral Tandem, Inc. † (a)	6,095
1,825	NII Holdings, Inc. † (a)	33,416
1,200	SBA Communications Corp., Class A †	60,972
30,071	Sprint Nextel Corp. †	85,702
200	SureWest Communications(a)	4,510
975	tw telecom, Inc., Class A †	21,606
400	USA Mobility, Inc.	5,572
32,238	Verizon Communications, Inc.(a)	1,232,459
600	Vonage Holdings Corp. † (a)	1,326
7,091	Windstream Corp.(a)	83,036
		4,197,661
Utilities — 3.5%
7,860	AES Corp. (The) †	102,730
1,519	AGL Resources, Inc.	59,575
1,500	Alliant Energy Corp.(a)	64,980
2,800	Ameren Corp.	91,224
5,780	American Electric Power Co., Inc.	222,992
2,500	American Water Works Co., Inc.	85,075
1,721	Aqua America, Inc.	38,361
1,100	Atmos Energy Corp.	34,606
1,000	Avista Corp.	25,580
300	Black Hills Corp.	10,059
6,000	Calpine Corp. †	103,260
4,600	CenterPoint Energy, Inc.	90,712
100	Central Vermont Public Service Corp.(a)	3,520
400	Cleco Corp.	15,860
2,350	CMS Energy Corp.	51,700
3,250	Consolidated Edison, Inc.(a)	189,865
6,040	Dominion Resources, Inc.	309,308
2,000	DTE Energy Co.	110,060
14,882	Duke Energy Corp.(a)	312,671
1,448	Dynegy, Inc., Class A †	811
3,050	Edison International	129,655
890	Energen Corp.	43,743
1,750	Entergy Corp.	117,600
9,691	Exelon Corp.	379,984
4,280	FirstEnergy Corp.	195,125
16	Genie Energy, Ltd., Class B(a)	155
9,479	GenOn Energy, Inc. †	19,716
1,305	Great Plains Energy, Inc.	26,452
750	Hawaiian Electric Industries, Inc.(a)	19,013
500	IDACORP, Inc.	20,560
700	Integrys Energy Group, Inc.(a)	37,093
600	ITC Holdings Corp.	46,164
2,125	MDU Resources Group, Inc.	47,579
950	National Fuel Gas Co.(a)	45,714

Shares		Value
Utilities — 3.5% (continued)
5,010	NextEra Energy, Inc.	$306,011
3,215	NiSource, Inc.	78,285
2,000	Northeast Utilities	74,240
2,425	NRG Energy, Inc. †	38,000
1,290	NSTAR	62,733
3,150	NV Energy, Inc.	50,778
1,400	OGE Energy Corp.	74,900
1,025	Oneok, Inc.	83,702
1,000	Ormat Technologies, Inc.(a)	20,150
2,650	Pepco Holdings, Inc.(a)	50,059
4,600	PG&E Corp.(a)	199,686
700	Piedmont Natural Gas Co., Inc.(a)	21,749
1,300	Pinnacle West Capital Corp.	62,270
700	PNM Resources, Inc.	12,810
800	Portland General Electric Co.	19,984
7,150	PPL Corp.	202,059
3,291	Progress Energy, Inc.	174,785
5,350	Public Service Enterprise Group, Inc.	163,763
2,200	Questar Corp.	42,372
1,379	SCANA Corp.(a)	62,896
2,750	Sempra Energy	164,890
9,800	Southern Co.	440,314
2,700	TECO Energy, Inc.	47,385
1,300	UGI Corp.	35,425
933	Vectren Corp.	27,113
950	Westar Energy, Inc.	26,534
350	WGL Holdings, Inc.	14,245
2,700	Wisconsin Energy Corp.(a)	94,986
6,025	Xcel Energy, Inc.	159,483
		5,863,109
Total Common Stock (Cost $94,681,050)		165,883,315

SHORT-TERM INVESTMENTS — 10.4%
17,091,123	Northern Institutional Liquid Asset Portfolio, 0.010%(b) (c)	17,091,123
290,176	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	290,176

Total Short-Term Investments (Cost $17,381,300)		17,381,299
RIGHTS — 0.0%
2,477	DHT Maritime, Inc., Expires 05/01/2012 †	644

Total Rights (Cost $2,574)		644

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
41	Orchard Supply Hardware Stores Corp. 0.00% †	86

Total Preferred Stock (Cost $48)		86

WARRANT — 0.0%
1	Magnum Hunter Resources Corp., Expires 08/29/14 † *	—

Total Warrant (Cost $–)		–
Total Investments — 110.2%
(Cost $112,064,972)‡		183,265,344
Other Assets & Liabilities, Net — (10.2)%		(17,028,863)
NET ASSETS — 100.0%		$166,236,481

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2012
Schedule of Investments	(Unaudited)

†	Non-income producing security.
*	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2012, the total market value of those securities was $42 and represents 0.0% of net assets.
‡	At March 31, 2012, the tax basis cost of the Fund's investments was $112,064,972, and the unrealized appreciation and depreciation were $78,318,424 and $(7,118,052) respectively.

(a)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $16,616,336.
(b)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $17,091,123.
(c)	Rate shown is the 7-day effective yield as of March 31, 2012.

PLC – Public Liability Company
REIT – Real Estate Investment Trust

As of March 31, 2012, all of the Fund’s investments were considered Level 1, except for Magnum Hunter Resources Corp. and Trico Marine Services, Inc., which are Level 3. At March 31, 2012, these investments were valued at $42.

The following reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of January 1, 2012	$-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	42
Sales	-
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of March 31, 2012	$42

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 120.2%
Consumer Discretionary — 13.3%
12,240	Abercrombie & Fitch Co., Class A(a)	$607,226
2,600	Advance Auto Parts, Inc.(a)	230,282
5,260	Amazon.com, Inc. † (a)	1,065,202
5,700	Bed Bath & Beyond, Inc. † (a) (b)	374,889
5,000	Best Buy Co., Inc.(a) (b)	118,400
9,200	CBS Corp., Class B(a)	311,972
9,790	Coach, Inc.(a)	756,571
16,400	Comcast Corp. Special, Class A(a) (b)	492,164
6,350	DeVry, Inc.(a)	215,075
5,750	Dick's Sporting Goods, Inc.(a)	276,460
18,480	DIRECTV, Class A †	911,803
26,050	DISH Network Corp., Class A(a)	857,827
2,900	Dollar Tree, Inc. † (a)	274,021
10,050	Foot Locker, Inc.(a)	312,053
17,550	Ford Motor Co.(a) (b)	219,200
7,650	GameStop Corp., Class A(a) (b)	167,076
11,950	Gannett Co., Inc.(a)	183,194
10,900	Gap, Inc. (The)(a)	284,926
3,050	Genuine Parts Co.(a)	191,388
9,700	Home Depot, Inc. (The)(a)	488,007
18,800	Interpublic Group of Cos., Inc. (The)(a)	214,508
4,100	Lear Corp.(a)	190,609
48,000	Leggett & Platt, Inc.(b)	1,104,479
10,800	Lowe's Cos., Inc.(a)	338,904
7,350	Macy's, Inc.(a)	292,016
7,550	Mattel, Inc.(a)	254,133
5,400	McDonald's Corp.(a)	529,740
5,550	Meredith Corp.(a) (b)	180,153
17,650	News Corp., Class A(a)	347,529
3,950	NIKE, Inc., Class B(a)	428,338
2,450	Omnicom Group, Inc.(a)	124,093
3,050	O'Reilly Automotive, Inc. † (a) (b)	278,618
10,000	Pandora Media, Inc. † (a) (b)	102,100
5,550	PetSmart, Inc.(a)	317,571
10,600	Regis Corp.(a) (b)	195,358
4,500	Ross Stores, Inc.(a)	261,450
8,850	Starbucks Corp.(a)	494,627
10,760	Starwood Hotels & Resorts Worldwide, Inc.(a)	606,972
14,370	Target Corp.(a)	837,340
30,120	Time Warner Cable, Inc., Class A(a) (b)	2,454,779
24,640	Time Warner, Inc.(a)	930,160
9,700	VF Corp.	1,416,005
24,830	Viacom, Inc., Class B(a)	1,178,431
13,750	Walt Disney Co. (The)(a)	601,975
5,900	Williams-Sonoma, Inc.(a) (b)	221,132
4,800	Wyndham Worldwide Corp.(a)	223,248
3,850	Wynn Resorts, Ltd.(a)	480,788
25,500	Yum! Brands, Inc.	1,815,089
		24,757,881
Consumer Staples — 13.3%
62,200	Altria Group, Inc.(a)	1,920,114
33,700	Coca-Cola Co. (The)(a)	2,494,137
1,850	Colgate-Palmolive Co.(a)	180,893
6,200	Constellation Brands, Inc., Class A † (a)	146,258
4,300	Costco Wholesale Corp.(a)	390,440
48,740	CVS Caremark Corp.(a)	2,183,552
22,000	Dean Foods Co. † (a)	266,420
5,900	Dr. Pepper Snapple Group, Inc.(a) (b)	237,239
19,910	Estee Lauder Cos., Inc. (The), Class A(a)	1,233,225
1,870	Green Mountain Coffee Roasters, Inc. † (a) (b)	87,591

Shares		Value
Consumer Staples — 13.3% (continued)
5,600	Hershey Co. (The)(a)	$343,448
11,000	Hormel Foods Corp.	324,720
3,900	Kimberly-Clark Corp.(a)	288,171
31,980	Kraft Foods, Inc., Class A(a)	1,215,560
16,200	Kroger Co. (The)(a)	392,526
15,400	Lorillard, Inc.(a)	1,993,992
20,400	McCormick & Co., Inc.	1,110,372
8,450	Mead Johnson Nutrition Co., Class A	696,956
3,050	Molson Coors Brewing Co., Class B(a)	138,013
5,000	Monster Beverage Corp. † (a)	310,450
19,010	PepsiCo, Inc.(a)	1,261,314
32,100	Philip Morris International, Inc.(a)	2,844,380
40,460	Procter & Gamble Co. (The)(a)	2,719,316
5,100	Reynolds American, Inc.(a)	211,344
8,150	Safeway, Inc.	164,712
15,750	SUPERVALU, Inc.(a) (b)	89,933
12,500	Tyson Foods, Inc., Class A(a)	239,375
4,150	Universal Corp.(a) (b)	193,390
5,200	Walgreen Co.	174,148
5,500	Wal-Mart Stores, Inc.(a)	336,600
6,450	Whole Foods Market, Inc.(a) (b)	536,640
		24,725,229
Energy — 13.0%
3,150	Anadarko Petroleum Corp.(a)	246,771
5,110	Apache Corp.(a)	513,248
2,750	Baker Hughes, Inc.(a)	115,335
22,800	BG Group PLC ADR(a) (b)	528,048
6,670	Cameron International Corp. † (a)	352,376
44,110	Chevron Corp.(a)	4,730,355
12,350	ConocoPhillips	938,724
14,660	Denbury Resources, Inc. † (a)	267,252
3,350	Devon Energy Corp.	238,252
13,360	Ensco PLC ADR(a)	707,145
2,850	EOG Resources, Inc.(a)	316,635
26,100	EQT Corp.	1,258,281
26,600	Exxon Mobil Corp.(a)	2,307,018
10,000	Halliburton Co.(a)	331,900
2,750	Helmerich & Payne, Inc.(a) (b)	148,363
7,810	Hess Corp.(a)	460,400
7,700	HollyFrontier Corp.(a)	247,555
30,200	Kinder Morgan, Inc.(b)	1,167,230
6,500	Marathon Oil Corp.(a)	206,050
16,855	Marathon Petroleum Corp.(a)	730,833
4,300	Murphy Oil Corp.(a)	241,961
12,500	National Oilwell Varco, Inc.(a)	993,375
21,140	Occidental Petroleum Corp.(a)	2,013,162
9,800	Patterson-UTI Energy, Inc.(a) (b)	169,442
3,250	Pioneer Natural Resources Co.(a) (b)	362,668
36,900	Royal Dutch Shell PLC ADR, Class A(a) (b)	2,587,796
5,600	Schlumberger, Ltd.(a)	391,608
35,200	Seadrill, Ltd.	1,320,352
3,200	Tidewater, Inc.(a)	172,864
7,350	Valero Energy Corp.(a)	189,410
		24,254,409
Financials — 17.4%
23,600	Aflac, Inc.	1,085,364
3,800	Allstate Corp. (The)	125,096
5,100	American Express Co.(a)	295,086
6,450	American Financial Group, Inc.(a)	248,841
5,330	American Tower Corp., Class A(a)	335,897
3,350	Ameriprise Financial, Inc.(a)	191,386
2,750	Assurant, Inc.(a)	111,375
12,650	BancorpSouth, Inc.(a) (b)	170,396

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.4% (continued)
64,150	Bank of America Corp.(a)	$613,916
6,950	Bank of New York Mellon Corp. (The)(a) (b)	167,704
23,760	Berkshire Hathaway, Inc., Class B † (a)	1,928,123
7,250	BlackRock, Inc., Class A(a)	1,485,524
21,510	Capital One Financial Corp.(a)	1,198,967
2,950	Chubb Corp.(a)	203,875
14,300	Citigroup, Inc.(a)	522,665
3,600	CME Group, Inc., Class A(a)	1,041,588
7,300	CNA Financial Corp.(a)	214,109
15,640	Comerica, Inc.(a)	506,110
6,037	Commerce Bancshares, Inc.(a) (b)	244,619
20,000	Cullen/Frost Bankers, Inc.	1,163,800
7,750	Discover Financial Services(a)	258,385
13,540	Equity Residential(a)	847,875
10,200	Fifth Third Bancorp	143,310
20,880	First Horizon National Corp.(a)	216,734
1,650	Goldman Sachs Group, Inc. (The)(a) (b)	205,211
9,750	Hospitality Properties Trust(a)	258,083
11,100	Interactive Brokers Group, Inc., Class A(a) (b)	188,700
1,500	IntercontinentalExchange, Inc. † (a)	206,130
5,250	International Bancshares Corp.(a) (b)	111,038
38,200	Invesco, Ltd.(a) (b)	1,018,794
98,440	JPMorgan Chase & Co.(a)	4,526,270
94,350	KeyCorp(a)	801,975
10,900	Kimco Realty Corp.(a) (b)	209,934
19,850	Lincoln National Corp.(a)	523,246
4,500	Loews Corp.(a)	179,415
42,180	MetLife, Inc.(a)	1,575,422
4,550	Morgan Stanley(a)	89,362
16,200	NASDAQ OMX Group, Inc. (The) † (a)	419,580
90,000	New York Community Bancorp, Inc.(b)	1,251,900
9,600	Platinum Underwriters Holdings, Ltd.(a) (b)	350,400
4,600	PNC Financial Services Group, Inc.(a)	296,654
2,950	Principal Financial Group, Inc.(a)	87,055
3,750	Prudential Financial, Inc.(a)	237,713
8,150	Public Storage(a)	1,126,086
50,140	Regions Financial Corp.(a)	330,423
3,000	Reinsurance Group of America, Inc., Class A(a)	178,410
3,880	Simon Property Group, Inc.(a)	565,238
4,250	State Street Corp.(a)	193,375
8,550	SunTrust Banks, Inc.(a)	206,654
23,440	TD Ameritrade Holding Corp.(a) (b)	462,706
12,000	U.S. Bancorp(a)	380,160
7,500	UDR, Inc.(a)	200,325
11,100	Unum Group(a)	271,728
12,010	Visa, Inc., Class A(a)	1,417,179
32,950	Wells Fargo & Co.(a)	1,124,913
		32,314,824
Health Care — 13.7%
30,750	Abbott Laboratories(a)	1,884,667
3,250	Aetna, Inc.(a)	163,020
7,440	Allergan, Inc.	709,999
41,650	AmerisourceBergen Corp., Class A	1,652,672
14,250	Amgen, Inc.(a)	968,858
7,040	Biogen Idec, Inc. † (a)	886,829
35,000	Boston Scientific Corp. † (a)	209,300
12,650	Bristol-Myers Squibb Co.	426,938
3,700	Cardinal Health, Inc.(a)	159,507
4,400	Celgene Corp. †	341,088
3,900	Cerner Corp. † (a) (b)	297,024
4,300	CIGNA Corp.(a)	211,775

Shares		Value
Health Care — 13.7% (continued)
9,200	Community Health Systems, Inc. † (a)	$204,608
3,350	Cooper Cos., Inc. (The)(a)	273,729
10,000	Coventry Health Care, Inc.(a) (b)	355,700
3,900	Covidien PLC(a)	213,252
27,790	Dendreon Corp. † (a) (b)	296,102
5,540	DENTSPLY International, Inc.(a) (b)	222,320
2,510	Edwards Lifesciences Corp. † (a)	182,552
8,700	Express Scripts, Inc., Class A †	471,366
12,200	Forest Laboratories, Inc. †	423,218
2,130	Gen-Probe, Inc. † (a)	141,453
17,150	Gilead Sciences, Inc. †	837,778
6,550	Hanger Orthopedic Group, Inc. † (a)	143,183
8,900	Health Net, Inc. † (a)	353,508
6,570	Hologic, Inc. † (a)	141,584
8,250	Hospira, Inc. † (a) (b)	308,468
2,750	Humana, Inc.(a)	254,320
18,140	Johnson & Johnson(a)	1,196,514
2,550	McKesson Corp.(a)	223,814
15,570	Medicis Pharmaceutical Corp., Class A(a) (b)	585,276
1,520	Medivation, Inc. † (a) (b)	113,574
11,100	Medtronic, Inc.(a)	435,009
22,750	Merck & Co., Inc.(a)	873,600
7,900	Novo Nordisk ADR(b)	1,095,809
7,410	Onyx Pharmaceuticals, Inc. † (a)	279,209
12,250	PerkinElmer, Inc.(a)	338,835
167,360	Pfizer, Inc.(a)	3,792,377
5,050	SXC Health Solutions Corp. † (a)	378,548
2,800	Teleflex, Inc.(a) (b)	171,220
4,000	United Therapeutics Corp. † (a)	188,520
20,130	UnitedHealth Group, Inc.(a)	1,186,462
13,100	Valeant Pharmaceuticals International, Inc. † (a)	703,339
3,050	Varian Medical Systems, Inc. † (a) (b)	210,328
5,300	Watson Pharmaceuticals, Inc. † (a)	355,418
5,000	WellCare Health Plans, Inc. † (a)	359,400
4,100	WellPoint, Inc.(a)	302,580
		25,524,650
Industrials — 13.3%
2,750	3M Co.	245,328
16,370	Boeing Co. (The)(a)	1,217,437
3,500	Carlisle Cos., Inc.(a)	174,720
19,520	Caterpillar, Inc.(a)	2,079,269
5,300	Chicago Bridge & Iron Co. NV(a)	228,907
4,140	Colfax Corp. † (a)	145,894
6,630	Cummins, Inc.(a)	795,865
15,100	Danaher Corp.(a)	845,600
3,950	Deere & Co.(a)	319,555
6,550	Deluxe Corp.(a) (b)	153,401
7,000	Donaldson Co., Inc.(a) (b)	250,110
25,400	Eaton Corp.	1,265,682
19,650	Emerson Electric Co.(a)	1,025,337
4,050	Expeditors International of Washington, Inc.(a)	188,366
9,050	Fastenal Co.(a) (b)	489,605
2,850	FedEx Corp.(a)	262,086
2,610	Flowserve Corp.(a)	301,481
3,150	Gardner Denver, Inc.(a) (b)	198,513
2,850	General Dynamics Corp.	209,133
93,840	General Electric Co.(a)	1,883,368
6,750	Honeywell International, Inc.(a)	412,088
1	Huntington Ingalls Industries, Inc. †	40
3,250	Illinois Tool Works, Inc.(a)	185,640
9,700	Ingersoll-Rand PLC(a) (b)	401,095
4,190	Joy Global, Inc.(a)	307,965

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 13.3% (continued)
6,550	Kennametal, Inc.	$291,672
4,400	Lockheed Martin Corp.(a) (b)	395,384
3,200	MSC Industrial Direct Co., Inc., Class A(a)	266,496
3,750	Norfolk Southern Corp.(a)	246,863
3,550	Northrop Grumman Corp.	216,834
7,500	Oshkosh Corp. † (a)	173,775
28,000	PACCAR, Inc.	1,311,239
2,250	Parker Hannifin Corp.(a)	190,238
3,740	Precision Castparts Corp.	646,646
4,650	Raytheon Co.(a)	245,427
6,070	Republic Services, Inc., Class A(a)	185,499
1,950	Rockwell Automation, Inc.(a)	155,415
11,400	RR Donnelley & Sons Co.(a) (b)	141,246
4,350	Snap-on, Inc.(a)	265,220
20,950	Southwest Airlines Co.(a)	172,628
3,250	SPX Corp.(a)	251,973
8,250	Textron, Inc.(a)	229,598
3,950	Towers Watson & Co., Class A(a)	260,977
6,100	Trinity Industries, Inc.(a)	200,995
3,000	Triumph Group, Inc.(a) (b)	187,980
4,800	Tyco International, Ltd.(a)	269,664
20,260	Union Pacific Corp.(a)	2,177,544
9,650	United Parcel Service, Inc., Class B(a)	778,948
15,660	United Technologies Corp.(a)	1,298,840
3,700	URS Corp.(a)	157,324
9,950	Werner Enterprises, Inc.(a) (b)	247,357
1,200	WW Grainger, Inc.(a) (b)	257,772
		24,810,039
Information Technology — 23.8%
44,550	Accenture PLC, Class A(a)	2,873,475
15,400	Activision Blizzard, Inc.(a) (b)	197,428
9,590	Akamai Technologies, Inc. † (a)	351,953
10,930	Apple, Inc. † (a)	6,552,206
15,750	Applied Materials, Inc.(a)	195,930
7,000	Autodesk, Inc. † (a)	296,240
13,200	Avago Technologies, Ltd.	514,404
18,120	Broadcom Corp., Class A(a)	712,116
6,300	CA, Inc.	173,628
10,000	Check Point Software Technologies, Ltd. † (a)	638,400
37,700	Cisco Systems, Inc.(a)	797,355
3,950	Citrix Systems, Inc. †	311,695
14,020	Cognizant Technology Solutions Corp., Class A † (a)	1,078,839
41,840	Compuware Corp. † (a) (b)	384,510
9,600	Corning, Inc.(a)	135,168
13,450	Dell, Inc. † (a)	223,270
6,600	Diebold, Inc.(a)	254,232
4,500	DST Systems, Inc.(a)	244,035
7,550	eBay, Inc. † (a)	278,520
6,950	Electronic Arts, Inc. † (a) (b)	114,536
7,350	EMC Corp. † (a)	219,618
1,800	Factset Research Systems, Inc.(a) (b)	178,272
34,000	Fidelity National Information Services, Inc.	1,126,080
7,500	Fortinet, Inc. † (a)	207,375
4,100	Global Payments, Inc.(a)	194,750
3,950	Google, Inc., Class A † (a)	2,532,898
40,490	Hewlett-Packard Co.(a)	964,877
6,650	IAC/InterActive Corp.(a) (b)	326,449
47,300	Intel Corp.(a)	1,329,603
14,450	International Business Machines Corp.(a)	3,014,992
7,450	Jabil Circuit, Inc.(a)	187,144
24,940	Juniper Networks, Inc. † (a)	570,627

Shares		Value
Information Technology — 23.8% (continued)
2,850	KLA-Tencor Corp.(a) (b)	$155,097
5,230	Lam Research Corp. † (a) (b)	233,363
2,000	LinkedIn Corp., Class A † (a)	203,980
62,430	LSI Corp. † (a)	541,892
8,230	M/A-COM Technology Solutions, Inc. † (a)	170,690
5,500	Mantech International Corp., Class A(a) (b)	189,530
900	Mastercard, Inc., Class A(a)	378,486
43,100	Microchip Technology, Inc.(b)	1,603,320
93,850	Microsoft Corp.(a)	3,026,662
6,650	Molex, Inc.(a) (b)	186,998
43,320	Motorola Solutions, Inc.(a)	2,201,956
12,250	NCR Corp. † (a)	265,948
15,400	NetApp, Inc. † (a)	689,458
9,000	NeuStar, Inc., Class A † (a)	335,250
17,810	ON Semiconductor Corp. † (a)	160,468
26,300	Oracle Corp.(a)	766,908
5,400	Paychex, Inc.(a)	167,346
4,900	Plantronics, Inc.(a)	197,274
47,120	QUALCOMM, Inc.(a)	3,205,101
6,750	Symantec Corp. † (a)	126,225
4,600	Tech Data Corp. † (a)	249,596
5,600	Teradata Corp. † (a)	381,640
10,000	Teradyne, Inc. † (a) (b)	168,900
4,800	Texas Instruments, Inc.(a)	161,328
6,612	VMware, Inc., Class A †	742,990
3,950	Western Digital Corp. † (a)	163,491
25,000	Xerox Corp.(a)	202,000
		44,056,522
Materials — 4.3%
5,050	Celanese Corp., Ser A, Class A(a)	233,209
3,140	CF Industries Holdings, Inc.(a)	573,521
7,800	Cliffs Natural Resources, Inc.(a) (b)	540,228
7,650	Dow Chemical Co. (The)	264,996
14,120	Ecolab, Inc.(a)	871,486
7,350	EI du Pont de Nemours & Co.(a) (b)	388,815
2,050	FMC Corp.(a) (b)	217,013
6,200	Freeport-McMoRan Copper & Gold, Inc.(a)	235,848
7,350	International Paper Co.(a)	257,985
11,700	LyondellBasell Industries NV, Class A(a)	510,705
4,300	Monsanto Co.(a)	342,968
5,950	Newmont Mining Corp.(a)	305,057
4,260	PPG Industries, Inc.(a)	408,108
3,510	Praxair, Inc.	402,386
4,250	Reliance Steel & Aluminum Co.(a)	240,040
5,100	Sensient Technologies Corp.(a)	193,800
45,481	Southern Copper Corp.(b)	1,442,202
12,000	Steel Dynamics, Inc.(a)	174,480
8,950	United States Steel Corp.	262,862
7,550	Weyerhaeuser Co.(a)	165,496
		8,031,205
Telecommunication Services — 3.1%
106,700	AT&T, Inc.(a) (b)	3,332,240
18,319	CenturyLink, Inc.(a)	708,029
37,340	Frontier Communications Corp.(a) (b)	155,708
12,980	NII Holdings, Inc. † (a) (b)	237,664
6,820	SBA Communications Corp., Class A †	346,524
74,630	Sprint Nextel Corp. † (a)	212,696
10,000	Telephone & Data Systems, Inc.(a)	231,500
14,050	Verizon Communications, Inc.(a) (b)	537,132
		5,761,493

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2012
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — 5.0%
23,010	AES Corp. (The) † (a) (b)	$300,741
5,000	Alliant Energy Corp.(a)	216,600
5,900	Ameren Corp.(a)	192,222
9,150	CMS Energy Corp.(a)	201,300
2,450	Consolidated Edison, Inc.(a) (b)	143,129
3,650	DTE Energy Co.(a) (b)	200,860
18,750	Duke Energy Corp.(a)	393,938
27,340	Edison International(a)	1,162,223
4,300	Entergy Corp.	288,960
18,910	Exelon Corp.(a)	741,461
9,100	Great Plains Energy, Inc.(a) (b)	184,457
7,200	IDACORP, Inc.(a)	296,064
4,050	Integrys Energy Group, Inc.(a) (b)	214,610
11,900	ITC Holdings Corp.	915,586
21,900	NextEra Energy, Inc.	1,337,651
15,300	Oneok, Inc.(a)	1,249,397
7,750	Pepco Holdings, Inc.(a)	146,398
27,570	PPL Corp.(a)	779,128
2,850	Public Service Enterprise Group, Inc.(a)	87,239
4,200	Southern Co.(a)	188,706
		9,240,670
Total Common Stock (Cost $177,427,863)		223,476,922

SHORT-TERM INVESTMENTS — 15.1%
27,554,064	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c) (d)	27,554,064
555,932	Northern Trust Institutional Government Select Portfolio, 0.010%(a) (d)	555,932

Total Short-Term Investments (Cost $28,109,996)		28,109,996
Total Investments — 135.3%
(Cost $205,537,859)‡		251,586,918
Other Assets & Liabilities, Net — (35.3)%		(65,638,278)
NET ASSETS — 100.0%		$185,948,640

†	Non-income producing security.
‡	At March 31, 2012, the tax basis cost of the Fund's investments was $205,537,859, and the unrealized appreciation and depreciation were $47,828,849 and $(1,779,790) respectively.

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $26,968,531.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2012 was $27,554,064.
(d)	Rate shown is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of March 31, 2012, all of the Fund’s securities sold short were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 liabilities.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2012
Schedule of Investments Sold Short	(Unaudited)

Shares		Value

COMMON STOCK — (20.8)%
Consumer Discretionary — (2.7)%
7,900	Aeropostale, Inc. †	$170,798
4,500	AMC Networks, Inc., Class A †	200,835
8,800	ANN, Inc. †	252,032
3,780	Bally Technologies, Inc. †	176,715
3,270	Buffalo Wild Wings, Inc. †	296,556
7,250	Cablevision Systems Corp., Class A	106,430
3,350	Choice Hotels International, Inc.	125,089
8,900	Collective Brands, Inc. †	174,974
4,960	Cracker Barrel Old Country Store, Inc.	276,768
4,250	DIRECTV, Class A †	209,695
16,740	DR Horton, Inc.	253,946
6,900	Hanesbrands, Inc. †	203,826
3,900	Harley-Davidson, Inc.	191,412
11,080	J.C. Penney Co., Inc.	392,564
8,900	Liberty Media Corp. - Interactive, ClassA†	169,901
4,550	Life Time Fitness, Inc. †	230,094
7,900	Marriott International, Inc., Class A	299,015
5,500	MDC Holdings, Inc.	141,845
3,000	Mohawk Industries, Inc. †	199,530
6,100	Rent-A-Center, Inc., Class A	230,275
6,400	Royal Caribbean Cruises, Ltd.	188,352
4,700	Staples, Inc.	76,046
6,000	Valassis Communications, Inc. †	138,000
3,100	WMS Industries, Inc. †	73,563
3,900	Yum! Brands, Inc.	277,602
		5,055,863
Consumer Staples — (1.7)%
10,410	Archer-Daniels-Midland Co.	329,581
22,100	Avon Products, Inc.	427,855
3,550	Energizer Holdings, Inc. †	263,339
5,350	HJ Heinz Co.	286,493
7,510	Hormel Foods Corp.	221,695
2,500	Kellogg Co.	134,075
4,000	McCormick & Co., Inc.	217,720
2,650	Mead Johnson Nutrition Co., Class A	218,572
2,130	Ralcorp Holdings, Inc. †	157,812
7,600	Safeway, Inc.	153,596
2,780	Snyders-Lance, Inc.	71,863
12,780	Sysco Corp.	381,611
8,240	Tootsie Roll Industries, Inc.	188,778
3,900	Walgreen Co.	130,611
		3,183,601
Energy — (1.4)%
4,250	Alpha Natural Resources, Inc. †	64,643
10,200	Arch Coal, Inc.	109,242
19,050	Chesapeake Energy Corp.	441,389
10,270	ConocoPhillips	780,622
3,010	Devon Energy Corp.	214,071
5,800	FMC Technologies, Inc. †	292,436
22,200	Kodiak Oil & Gas Corp., Class Greek †	221,112
3,000	Range Resources Corp.	174,420
1,800	SEACOR Holdings, Inc. †	172,404
8,600	Ultra Petroleum Corp. †	194,618
		2,664,957
Financials — (2.4)%
2,750	Affiliated Managers Group, Inc. †	307,478
12,140	Allstate Corp. (The)	399,648
3,400	Aon Corp.	166,804
7,300	Aspen Insurance Holdings, Ltd.	203,962
4,760	Digital Realty Trust, Inc.	352,097
6,850	Eaton Vance Corp.	195,773

Shares		Value
Financials — (2.4)% (continued)
10,980	Federated Investors, Inc., Class B	$246,062
16,470	Fifth Third Bancorp	231,404
2,360	Franklin Resources, Inc.	292,711
13,665	General Growth Properties, Inc.	232,168
2,600	Health Care REIT, Inc.	142,896
50,500	Janus Capital Group, Inc.	449,954
450	Markel Corp. †	202,023
5,600	MSCI, Inc., Class A †	206,136
5,550	Northern Trust Corp.	263,348
6,800	Omega Healthcare Investors, Inc.	144,568
4,200	T Rowe Price Group, Inc.	274,260
10,000	Zions Bancorporation	214,600
		4,525,892
Health Care — (2.8)%
3,100	Allergan, Inc.	295,833
6,320	AmerisourceBergen Corp., Class A	250,778
2,640	Becton Dickinson and Co.	204,996
1,800	Bio-Rad Laboratories, Inc., Class A †	186,642
4,910	Bristol-Myers Squibb Co.	165,713
8,400	Brookdale Senior Living, Inc., Class A †	157,248
8,120	Celgene Corp. †	629,461
5,900	Charles River Laboratories International, Inc. †	212,931
1,900	DaVita, Inc. †	171,323
3,100	Express Scripts, Inc., Class A †	167,958
13,190	Forest Laboratories, Inc. †	457,560
3,500	Gilead Sciences, Inc. †	170,975
3,550	Henry Schein, Inc. †	268,664
2,450	IDEXX Laboratories, Inc. †	214,253
2,650	Laboratory Corp. of America Holdings †	242,581
4,800	Life Technologies Corp. †	234,336
2,600	Medco Health Solutions, Inc. †	182,780
4,500	Quest Diagnostics, Inc.	275,175
6,520	St. Jude Medical, Inc.	288,901
6,050	VCA Antech, Inc. †	140,421
5,550	Warner Chilcott PLC, Class A †	93,296
2,000	Waters Corp. †	185,320
		5,197,145
Industrials — (3.3)%
1,170	3M Co.	104,376
4,800	Armstrong World Industries, Inc.	234,096
7,600	Babcock & Wilcox Co. †	195,700
5,500	BE Aerospace, Inc. †	255,585
3,300	CH Robinson Worldwide, Inc.	216,117
7,700	Corrections Corp. of America †	210,287
5,690	Eaton Corp.	283,533
3,500	GATX Corp.	141,050
5,040	General Dynamics Corp.	369,835
7,700	Huntington Ingalls Industries, Inc. †	309,848
6,500	Iron Mountain, Inc.	187,200
5,500	JB Hunt Transport Services, Inc.	299,035
6,670	Kennametal, Inc.	297,015
9,400	Korn/Ferry International †	157,450
3,900	Lennox International, Inc.	157,170
6,590	Northrop Grumman Corp.	402,516
5,250	Owens Corning †	189,158
6,930	PACCAR, Inc.	324,532
5,000	Pentair, Inc.	238,050
8,000	Pitney Bowes, Inc.	140,640
1,000	Precision Castparts Corp.	172,900
3,250	Roper Industries, Inc.	322,270
2,500	Stericycle, Inc. †	209,100
7,800	Terex Corp. †	175,500
10,600	UTi Worldwide, Inc.	182,638

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	March 31, 2012
Schedule of Investments Sold Short	(Unaudited)

Shares		Value
Industrials — (3.3)% (continued)
6,500	Verisk Analytics, Inc., Class A †	$305,305
		6,080,906
Information Technology — (4.1)%
2,300	Alliance Data Systems Corp. †	289,708
3,250	ANSYS, Inc. †	211,315
19,900	ARM Holdings PLC ADR	562,971
4,700	Arrow Electronics, Inc. †	197,259
5,000	Avago Technologies, Ltd.	194,850
20,650	CA, Inc.	569,114
3,250	Citrix Systems, Inc. †	256,458
8,810	Diodes, Inc. †	204,216
4,350	Fiserv, Inc. †	301,847
5,000	Gartner, Inc. †	213,200
5,250	Intuit, Inc.	315,683
3,700	Itron, Inc. †	168,017
7,080	Linear Technology Corp.	238,596
30,800	Marvell Technology Group, Ltd. †	484,484
81,500	Nokia OYJ ADR	447,435
5,100	Rackspace Hosting, Inc. †	294,729
6,200	Silicon Laboratories, Inc. †	266,600
4,000	Solera Holdings, Inc.	183,560
8,600	Synopsys, Inc. †	263,676
45,100	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	689,127
4,200	VeriFone Systems, Inc. †	217,854
7,900	VeriSign, Inc.	302,886
2,800	VMware, Inc., Class A †	314,636
8,500	Western Union Co. (The)	149,600
5,200	Zebra Technologies Corp., Class A †	214,136
		7,551,957
Materials — (1.1)%
7,000	Allied Nevada Gold Corp. †	227,710
10,830	Dow Chemical Co. (The)	375,151
2,900	Martin Marietta Materials, Inc.	248,327
7,350	Owens-Illinois, Inc. †	171,549
2,200	Praxair, Inc.	252,208
2,500	Royal Gold, Inc.	163,050
6,000	Silgan Holdings, Inc.	265,200
5,800	Sonoco Products Co.	192,560
5,670	United States Steel Corp.	166,528
		2,062,283
Telecommunication Services — (0.4)%
11,400	America Movil SAB de CV ADR, Ser L	283,062
5,750	SBA Communications Corp., Class A †	292,158
14,340	Windstream Corp.	167,921
		743,141
Utilities — (0.9)%
3,600	AGL Resources, Inc.	141,192
9,500	Aqua America, Inc.	211,755
40,580	Dynegy, Inc., Class A †	22,725
3,510	Entergy Corp.	235,872
3,000	ITC Holdings Corp.	230,820
9,600	MDU Resources Group, Inc.	214,944
3,600	National Fuel Gas Co.	173,232
11,800	NV Energy, Inc.	190,216
6,500	UGI Corp.	177,125
2,200	WGL Holdings, Inc.	89,540
		1,687,421
Total Common Stock (Proceeds $34,993,421)		38,753,166

Number of Rights		Value
RIGHTS — (0.0)%
512	Rouse Properties, Inc., Expires 04/09/2012 †	$0

Total Rights (Cost $0)		0
Total Securities Sold Short — (20.8)%
(Proceeds $34,993,421)‡		$38,753,166

Percentages are based on Net Assets of $185,948,640.

†	Non-income producing security.

‡	At March 31, 2012, the tax basis proceeds of the Fund's securities sold short were $34,993,421, and the unrealized appreciation and depreciation were $1,200,448 and $(4,960,193) respectively.

ADR — American Depositary Receipt
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of March 31, 2012, all of the Fund’s securities sold short were considered Level 1.

For the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 liabilities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 30, 2012

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 30, 2012